MML Blend Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 103.8%

Diversified Financial Services — 103.8%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	539,876	$29,622,996
iShares Core S&P 500 ETF	467,524	212,110,964
iShares Core S&P Mid-Cap ETF	61,912	16,613,466
iShares Core S&P Small-Cap ETF (a)	67,765	7,310,488
iShares Core S&P Total US Stock Market ETF	2,303,954	232,561,117
iShares Core Total USD Bond Market ETF	2,508,276	124,485,738
iShares Core U.S. Aggregate Bond ETF	1,160,952	124,337,959
iShares iBoxx High Yield Corporate Bond ETF (a)	357,788	29,442,374
State Street Navigator Securities Lending Government Money Market Portfolio (b)	29,282,810	29,282,810

TOTAL MUTUAL FUNDS (Cost $742,690,712)		805,767,912

TOTAL LONG-TERM INVESTMENTS (Cost $742,690,712)		805,767,912

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (c)	$1,288,514	1,288,514

TOTAL SHORT-TERM INVESTMENTS (Cost $1,288,514)		1,288,514

TOTAL INVESTMENTS — 103.9% (Cost $743,979,226) (d)		807,056,426

Other Assets/(Liabilities) — (3.9)%		(30,590,641)

NET ASSETS — 100.0%		$776,465,785

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $36,184,202 or 4.66% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $7,848,355 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	Maturity value of $1,288,514. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $1,314,366.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Dynamic Bond Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 90.9%

BANK LOANS — 4.7%
Advertising — 0.0%
CMG Media Corp., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 12/17/26	$58,658	$57,695
Aerospace & Defense — 0.1%
TransDigm, Inc., 2020 Term Loan F, 1 mo. USD LIBOR + 2.250%
2.707% VRN 12/09/25	167,874	164,936
Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, 3 mo. USD LIBOR + 4.750%
5.500% VRN 4/20/28	120,000	121,387
Air Canada, 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%
4.250% VRN 8/11/28	75,000	74,219
American Airlines, Inc., 2017 Incremental Term Loan, 6 mo. USD LIBOR + 2.000%
2.840% VRN 12/15/23	73,310	72,322
Kestrel Bidco, Inc., Term Loan B, 6 mo. USD LIBOR + 3.000
4.000% VRN 12/11/26	68,539	65,897
United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/21/28	84,363	83,238
		417,063
Auto Parts & Equipment — 0.0%
Clarios Global LP, 2021 USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 4/30/26	129,445	127,666
Building Materials — 0.1%
CP Atlas Buyer, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 11/23/27	26,897	26,094
Solis IV BV, USD Term Loan B1, 3 mo. SOFR + 3.500%
4.000% VRN 2/26/29	250,000	244,688
		270,782
Chemicals — 0.2%
Diamond (BC) B.V., 2021 Term Loan B, 1 mo. USD LIBOR + 2.750%
3.250% VRN 9/29/28	174,563	170,809
Illuminate Buyer, LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 6/30/27	79,892	77,146
Kraton Corp., 2022 USD Term Loan, 3 mo. USD LIBOR + 3.250%
3.990% VRN 3/15/29	75,000	74,016
Olympus Water U.S. Holding Corp., 2021 USD Term Loan B, 3 mo. USD LIBOR + 3.750%
4.746% VRN 11/09/28	99,750	96,929
PMHC II, Inc., 2022 Term Loan B,
0.000% VRN 2/01/29 (a)	195,000	185,656

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
W.R. Grace & Co., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.813% VRN 9/22/28	$144,638	$143,191
		747,747
Commercial Services — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 5/12/28	291,908	287,060
CHG Healthcare Services, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.500%, 6 mo. USD LIBOR + 3.500%
4.506% - 5.000% VRN 9/29/28	134,325	132,940
CoreLogic, Inc., Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 6/02/28	64,838	63,987
EAB Global, Inc., 2021 Term Loan, 1 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.500%
3.949% - 3.949% VRN 8/16/28	160,000	158,200
Mister Car Wash Holdings, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.000%
3.457% VRN 5/14/26	47,781	47,081
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.000%
4.750% VRN 3/04/28	84,363	83,612
Team Health Holdings, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 2.750%
3.750% VRN 2/06/24	24,418	23,162
Trans Union, LLC, 2021 Term Loan B6, 1 mo. USD LIBOR + 2.250%
2.750% VRN 12/01/28	86,847	86,087
Verscend Holding Corp., 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.457% VRN 8/27/25	69,475	69,128
		951,257
Computers — 0.1%
McAfee, LLC, 2022 USD Term Loan B, 3 mo. SOFR + 4.000%
4.500% VRN 3/01/29	110,000	109,037
Peraton Corp., Term Loan B, 1 mo. USD LIBOR + 3.750%
4.500% VRN 2/01/28	116,654	115,669
Tempo Acquisition LLC, 2022 Term Loan B, 1 mo. SOFR + 3.000%
3.500% VRN 8/31/28	74,813	74,233
		298,939
Diversified Financial Services — 0.2%
AllSpring Buyer LLC, Term Loan B, 3 mo. USD LIBOR + 3.250%
4.313% VRN 11/01/28	93,145	92,418
Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD LIBOR + 5.250%
5.750% VRN 10/25/28	249,375	241,582
Blackhawk Network Holdings, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 6/15/25	113,660	111,387
Castlelake Aviation Ltd., Term Loan B, 3 mo. USD LIBOR + 2.750%
3.250% VRN 10/22/26	144,275	140,218
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 1 mo. USD LIBOR + 3.750%
4.750% VRN 4/09/27	117,925	117,187
		702,792

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 0.0%
Pacific Gas & Electric Co., 2020 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 6/23/25	$73,688	$72,674
Electronics — 0.1%
Compass Power Generation LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.500%
4.500% VRN 12/20/24	49,647	48,835
Mirion Technologies, Inc., 2021 Term Loan, 2 mo. USD LIBOR + 2.750%
3.250% VRN 10/20/28	94,810	93,709
		142,544
Entertainment — 0.1%
UFC Holdings LLC, 2021 Term Loan B, 6 mo. USD LIBOR + 2.750%
3.500% VRN 4/29/26	200,914	198,654
Environmental Controls — 0.0%
Filtration Group Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.000%
3.457% VRN 3/29/25	109,424	107,703
Food — 0.1%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.000%
3.500% VRN 12/08/28	120,000	117,000
H Food Holdings LLC, 2018 Term Loan B, 1 mo. USD LIBOR + 3.688%
4.145% VRN 5/23/25	48,796	46,928
United Natural Foods, Inc., Term Loan B, 1 mo. USD LIBOR + 3.250%
3.707% VRN 10/22/25	8,733	8,644
		172,572
Health Care – Products — 0.1%
Medline Borrower LP, USD Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 10/23/28	245,000	242,428
Health Care – Services — 0.3%
ADMI Corp., 2021 Incremental Term Loan B3, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/23/27	64,675	63,813
Aveanna Healthcare, LLC
2021 Term Loan B,
0.000% 7/17/28 (a)	141,626	137,696
2021 Delayed Draw Term Loan,
0.000% 7/17/28 (a) (b)	33,019	32,102
Envision Healthcare Corp., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
4.207% VRN 10/10/25	46,068	30,482
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.718% - 4.697% VRN 7/09/25	145,000	142,903
Radnet Management, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.000%, 3. mo Prime + 2.000%
3.750% - 5.500% VRN 4/21/28	288,136	283,918
RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.197% VRN 11/16/25	95,193	94,529
		785,443

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Household Products & Wares — 0.0%
Kronos Acquisition Holdings, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.250% VRN 12/22/26	$118,500	$110,107
Housewares — 0.1%
Springs Windows Fashions, LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.750% VRN 10/06/28	290,000	280,816
Insurance — 0.3%
Acrisure LLC
2020 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.957% VRN 2/15/27	121,877	119,947
2021 First Lien Term Loan B, 1 mo. USD LIBOR + 4.250%
4.750% VRN 2/15/27	124,688	123,987
Asurion LLC
2020 Term Loan B8, 1 mo. USD LIBOR + 3.250%
3.707% VRN 12/23/26	153,063	149,554
2021 Term Loan B9, 1 mo. USD LIBOR + 3.250%
3.707% VRN 7/31/27	74,436	72,831
OneDigital Borrower LLC, 2021 Term Loan, 3 mo. SOFR + 4.250%
4.750% VRN 11/16/27	329,175	326,502
Sedgwick Claims Management Services, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.207% VRN 9/03/26	34,038	33,772
		826,593
Internet — 0.1%
Getty Images, Inc., 2019 USD Term Loan B, 3 mo. USD LIBOR + 4.500%
5.063% VRN 2/19/26	33,831	33,556
ION Trading Finance Ltd., 2021 USD Term Loan, 3 mo. USD LIBOR + 4.750%
5.207% VRN 4/03/28	228,275	226,182
Proofpoint, Inc., 1st Lien Term Loan, 3 mo. USD LIBOR + 3.250%
3.758% VRN 8/31/28	130,000	128,464
		388,202
Leisure Time — 0.1%
Carnival Corp., 2021 Incremental Term Loan B, 3 mo. USD LIBOR + 3.250%
4.000% VRN 10/18/28	219,450	214,238
ClubCorp Holdings, Inc., 2017 Term Loan B, 3 mo. USD LIBOR + 2.750%
3.756% VRN 9/18/24	19,286	18,262
		232,500
Lodging — 0.0%
Caesars Resort Collection LLC, 2020 Term Loan B1, 1 mo. USD LIBOR + 3.500%
3.957% VRN 7/21/25	59,100	58,834
Machinery – Diversified — 0.1%
Titan Acquisition Ltd., 2018 Term Loan B, 3 mo. USD LIBOR + 3.000%
4.006% VRN 3/28/25	39,084	38,177

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Vertical U.S. Newco Inc, Term Loan B, 6 mo. USD LIBOR + 3.500%
4.000% - 4.019% VRN 7/30/27	$197,512	$195,415
		233,592
Media — 0.2%
Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%
5.750% VRN 7/14/26	159,575	158,080
DirecTV Financing LLC, Term Loan, 3 mo. USD LIBOR + 5.000%
5.750% VRN 8/02/27	69,834	69,680
The E.W. Scripps Co., 2019 Term Loan B2, 1 mo. USD LIBOR + 2.563%
3.313% VRN 5/01/26	115,099	113,557
Radiate Holdco LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
4.000% VRN 9/25/26	144,638	143,246
		484,563
Packaging & Containers — 0.1%
Flex Acquisition Co., Inc., 2018 Incremental Term Loan, 3 mo. USD LIBOR + 3.000%
3.214% VRN 6/29/25	24,491	24,431
Pretium PKG Holdings, Inc., 2021 1st Lien Term Loan, 3 mo. USD LIBOR + 4.000%
4.500% VRN 10/02/28	109,725	106,414
TricorBraun Holdings, Inc. ., 2021 Term Loan, 1 mo. USD LIBOR + 3.250%
3.750% VRN 3/03/28	69,496	67,652
		198,497
Pharmaceuticals — 0.3%
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD LIBOR + 4.000%
5.006% VRN 10/01/27	237,285	236,691
ICON Luxembourg SARL
US Term Loan, 3 mo. USD LIBOR + 2.250%
3.256% VRN 7/03/28	17,183	17,086
LUX Term Loan, 3 mo. USD LIBOR + 2.250%
3.256% VRN 7/03/28	68,967	68,579
Jazz Financing Lux SARL, USD Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 5/05/28	223,313	222,281
Organon & Co, USD Term Loan, 3 mo. USD LIBOR + 3.000%
3.563% VRN 6/02/28	216,938	215,582
		760,219
Pipelines — 0.1%
CQP Holdco LP, 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.756% VRN 6/05/28	218,054	216,726
Traverse Midstream Partners LLC, 2017 Term Loan, 3 mo. SOFR + 4.250%
5.250% 9/27/24	53,816	53,524
		270,250
Retail — 0.2%
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD LIBOR + 3.750%
4.500% VRN 3/06/28	172,819	171,955
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.256% VRN 3/03/28	124,063	122,734

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PetSmart, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 2/11/28	$69,650	$69,360
SRS Distribution, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%, 3 mo. USD LIBOR + 3.750%
4.000% - 4.250% VRN 6/02/28	99,500	98,174
Whatabrands LLC, 2021 Term Loan B, 1 mo. USD LIBOR + 3.250%
3.750% VRN 8/03/28	114,713	113,207
		575,430
Software — 1.1%
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD LIBOR + 3.500%
4.000% VRN 12/11/28	275,000	271,631
Athenahealth, Inc.
2022 Delayed Draw Term Loan, 3 mo. SOFR + 0.000%
4.000% VRN 2/15/29 (b)	28,986	28,630
2022 Term Loan B, 1 mo. SOFR + 3.500%
4.000% VRN 2/15/29	171,014	168,920
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 1 mo. USD LIBOR + 3.000%
4.000% VRN 10/30/26	118,500	117,242
Castle U.S. Holding Corp., USD Term Loan B, 3 mo. USD LIBOR + 3.750%
4.756% VRN 1/29/27	157,667	152,174
Cornerstone OnDemand, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 3.750%
4.250% VRN 10/16/28	130,000	128,537
Cvent, Inc., 1st Lien Term Loan, 1 mo. USD LIBOR + 3.750%
4.207% VRN 11/29/24	34,082	33,628
DCert Buyer, Inc., 2019 Term Loan B, 1 mo. USD LIBOR + 4.000%
4.457% VRN 10/16/26	74,055	73,428
Finastra USA, Inc., 2021 EUR Term Loan B, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	20,000	19,641
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD LIBOR + 4.000%
4.449% VRN 12/01/27	245,915	245,300
Hyland Software, Inc., 2018 1st Lien Term Loan, 1 mo. USD LIBOR + 3.500%
3.957% VRN 7/01/24	219,866	218,457
Mitchell International, Inc., 2021 Term Loan B, 1 mo. USD LIBOR + 3.750%
4.250% VRN 10/15/28	305,000	299,629
Polaris Newco LLC, USD Term Loan B, 1 mo. USD LIBOR + 4.000%
4.500% VRN 6/02/28	308,450	305,905
Project Alpha Intermediate Holding, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.000%
4.300% VRN 4/26/24	186,375	184,861
Sophia, L.P., 2021 Term Loan B, 3 mo. USD LIBOR + 3.250%
4.256% VRN 10/07/27	148,131	146,495
The Ultimate Software Group, Inc.
2021 Term Loan, 3 mo. USD LIBOR + 3.250%
3.750% VRN 5/04/26	183,492	181,824
Term Loan B, 3 mo. USD LIBOR + 3.750%
4.756% VRN 5/04/26	122,166	121,578
Tibco Software, Inc., 2020 Term Loan B3, 1 mo. USD LIBOR + 3.750%
4.210% VRN 6/30/26	127,688	126,890
Zelis Healthcare Corp.
2021 Delayed Draw Term Loan, 3 mo. USD LIBOR + 3.500%
3.500% VRN 9/30/26 (b)	35,333	34,925
2021 Term Loan B, 1 mo. USD LIBOR + 3.500%
3.731% VRN 9/30/26	193,844	191,603
		3,051,298

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecommunications — 0.1%
Avaya, Inc., 2020 Term Loan B, 1 mo. USD LIBOR + 4.250%
4.647% VRN 12/15/27	$38,781	$38,461
Gogo Intermediate Holdings LLC, Term Loan B, 3 mo. USD LIBOR + 3.750%
4.500% VRN 4/30/28	59,700	59,178
Intelsat Jackson Holdings S.A., 2021 Exit Term Loan B, 6 mo. SOFR + 4.250%
4.920% VRN 2/01/29	129,675	127,365
		225,004
Transportation — 0.1%
First Student Bidco, Inc.
Term Loan C, 3 mo. USD LIBOR + 3.000%
3.983% VRN 7/21/28	41,789	41,406
Term Loan B, 3 mo. USD LIBOR + 3.000%
3.983% VRN 7/21/28	112,928	111,892
		153,298

TOTAL BANK LOANS (Cost $13,442,259)		13,310,098

CORPORATE DEBT — 24.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (c)	95,000	95,066
The Interpublic Group of Cos., Inc.
5.400% 10/01/48	125,000	148,628
		243,694
Aerospace & Defense — 0.4%
The Boeing Co.
2.950% 2/01/30	235,000	217,769
3.750% 2/01/50	120,000	106,796
Northrop Grumman Corp.
5.150% 5/01/40	285,000	331,949
Raytheon Technologies Corp.
3.030% 3/15/52	240,000	210,143
TransDigm, Inc.
5.500% 11/15/27	100,000	99,250
6.250% 3/15/26 (c)	150,000	154,219
		1,120,126
Agriculture — 0.1%
BAT Capital Corp.
3.462% 9/06/29	460,000	433,049
Airlines — 0.1%
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.750% 4/20/29 (c)	125,000	124,531
Southwest Airlines Co.
4.750% 5/04/23	215,000	219,567

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines, Inc.
4.625% 4/15/29 (c)	$65,000	$61,812
		405,910
Auto Manufacturers — 0.6%
Ford Motor Co.
3.250% 2/12/32	110,000	98,080
Ford Motor Credit Co. LLC 3 mo. USD LIBOR + 1.235%
1.741% FRN 2/15/23	410,000	406,834
General Motors Financial Co., Inc.
2.400% 10/15/28	245,000	219,677
3.100% 1/12/32	235,000	211,253
Hyundai Capital America
1.800% 10/15/25 (c)	5,000	4,676
2.650% 2/10/25 (c)	455,000	441,304
Volkswagen Group of America Finance LLC
4.250% 11/13/23 (c)	220,000	224,230
		1,606,054
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.
5.000% 10/01/29 (d)	55,000	51,598
Aptiv PLC
3.100% 12/01/51	260,000	206,577
Dealer Tire LLC / DT Issuer LLC
8.000% 2/01/28 (c)	15,000	15,037
The Goodyear Tire & Rubber Co.
5.250% 7/15/31 (c) (d)	105,000	97,093
		370,305
Banks — 3.6%
Australia & New Zealand Banking Group Ltd. 5 year CMT + 1.700%
2.570% VRN 11/25/35 (c)	405,000	353,585
Banco Davivienda SA 10 year CMT + 5.097%
6.650% VRN (c) (e)	200,000	184,002
Banco Macro SA 5 year USD Swap + 5.463%
6.643% VRN 11/04/26 (c)	200,000	165,000
Banco Mercantil del Norte SA 10 year CMT + 5.353%
7.625% VRN (c) (e)	200,000	200,914
Bangkok Bank PCL 5 year CMT + 4.729%
5.000% VRN (c) (e)	200,000	197,250
Bank of America Corp.
5 year CMT + 1.200% 2.482% VRN 9/21/36	450,000	386,955
SOFR + 1.210% 2.572% VRN 10/20/32	170,000	154,496
Bank of Montreal 5 year USD Swap + 1.432%
3.803% VRN 12/15/32	310,000	306,857
Barclays PLC 3 mo. USD LIBOR + 1.380%
1.839% FRN 5/16/24	425,000	427,054
BNP Paribas SA SOFR + 1.507%
3.052% VRN 1/13/31 (c)	390,000	364,862
BPCE SA
1.000% 1/20/26 (c)	250,000	229,507
Citigroup, Inc.
3 mo. USD LIBOR + 1.100% 1.569% FRN 5/17/24 (d)	510,000	512,728
SOFR + 0.694% 2.014% VRN 1/25/26	95,000	91,551
SOFR + 1.280% 3.070% VRN 2/24/28	135,000	131,784

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commonwealth Bank of Australia
4.316% 1/10/48 (c)	$305,000	$303,020
Deutsche Bank AG SOFR + 1.219%
2.311% VRN 11/16/27	215,000	197,307
The Goldman Sachs Group, Inc.
SOFR + .820% 1.071% FRN 9/10/27	165,000	160,799
3 mo. USD LIBOR + 1.170% 1.676% FRN 5/15/26	530,000	532,719
HSBC Holdings PLC 3 mo. USD LIBOR + 1.380%
2.183% FRN 9/12/26	510,000	516,196
JP Morgan Chase & Co.
SOFR + 1.015% 2.069% VRN 6/01/29	195,000	180,039
SOFR + 2.040% 2.522% VRN 4/22/31	290,000	268,871
SOFR + 1.250% 2.580% VRN 4/22/32	240,000	219,909
SOFR + 0.915% 2.595% VRN 2/24/26	160,000	157,085
SOFR + 1.260% 2.963% VRN 1/25/33	230,000	216,866
The Korea Development Bank
1.625% 1/19/31	200,000	177,096
Lloyds Banking Group PLC 3 mo. USD LIBOR + 1.205%
3.574% VRN 11/07/28	400,000	391,362
Macquarie Group Ltd. SOFR + 1.532%
2.871% VRN 1/14/33 (c)	530,000	470,482
Mitsubishi UFJ Financial Group, Inc.
1.412% 7/17/25	435,000	408,442
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	450,000	385,535
SOFR + 1.290% 2.943% VRN 1/21/33	115,000	107,856
National Australia Bank Ltd.
2.990% 5/21/31 (c)	250,000	226,887
NatWest Markets PLC
0.800% 8/12/24 (c)	200,000	188,438
Oversea-Chinese Banking Corp. Ltd. 5 year CMT + 1.580%
1.832% VRN 9/10/30 (c)	500,000	471,140
Santander Holdings SOFR + 1.249%
2.490% VRN 1/06/28	135,000	126,137
United Overseas Bank Ltd. 5 year CMT + 1.520%
1.750% VRN 3/16/31 (c)	200,000	186,190
Wells Fargo & Co.
SOFR + 1.432% 2.879% VRN 10/30/30	210,000	199,617
3 mo. USD LIBOR + 1.170% 3.196% VRN 6/17/27	245,000	242,283
Westpac Banking Corp. 5 year CMT + 1.530%
3.020% VRN 11/18/36	245,000	217,740
		10,258,561
Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.600% 4/15/48	405,000	435,291
Constellation Brands, Inc.
2.875% 5/01/30	55,000	51,596
3.150% 8/01/29	175,000	168,775
Keurig Dr Pepper, Inc.
3.800% 5/01/50	225,000	213,623
Primo Water Holdings, Inc.
4.375% 4/30/29 (c)	70,000	63,357
Triton Water Holdings, Inc.
6.250% 4/01/29 (c)	145,000	123,975
		1,056,617

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Biotechnology — 0.1%
Illumina, Inc.
0.550% 3/23/23	$165,000	$161,860
Royalty Pharma PLC
3.300% 9/02/40	250,000	212,701
		374,561
Building Materials — 0.2%
Carrier Global Corp.
3.377% 4/05/40	355,000	322,988
Griffon Corp.
5.750% 3/01/28	170,000	163,455
Owens Corning
4.400% 1/30/48	190,000	188,958
		675,401
Chemicals — 0.3%
ASP Unifrax Holdings, Inc.
5.250% 9/30/28 (c)	105,000	98,025
CF Industries, Inc.
5.375% 3/15/44	195,000	219,260
CVR Partners LP / CVR Nitrogen Finance Corp.
6.125% 6/15/28 (c)	65,000	64,981
EverArc Escrow SARL
5.000% 10/30/29 (c)	140,000	127,925
The Sherwin-Williams Co.
2.900% 3/15/52	100,000	81,907
WR Grace Holdings LLC
5.625% 8/15/29 (c)	135,000	126,238
		718,336
Coal — 0.0%
SunCoke Energy, Inc.
4.875% 6/30/29 (c)	90,000	84,849
Commercial Services — 0.3%
Adani International Container Terminal Pvt Ltd.
3.000% 2/16/31 (c)	192,000	171,444
Adani Ports & Special Economic Zone Ltd.
4.000% 7/30/27 (c)	200,000	194,196
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.625% 7/15/26 (c)	70,000	70,828
9.750% 7/15/27 (c)	130,000	134,225
Garda World Security Corp.
6.000% 6/01/29 (c)	115,000	103,613
NESCO Holdings II, Inc.
5.500% 4/15/29 (c)	20,000	19,650
Triton Container International Ltd.
1.150% 6/07/24 (c)	90,000	85,454
Triton Container International Ltd. / TAL International Container Corp.
3.250% 3/15/32	120,000	110,536
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (c)	85,000	85,212
		975,158

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.1%
Fortinet, Inc.
1.000% 3/15/26	$235,000	$214,114
NetApp, Inc.
1.875% 6/22/25	220,000	210,619
		424,733
Cosmetics & Personal Care — 0.0%
Coty, Inc.
5.000% 4/15/26 (c)	65,000	63,298
Diversified Financial Services — 1.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.400% 10/29/33	420,000	376,507
Air Lease Corp.
1.875% 8/15/26	170,000	156,449
Aircastle Ltd.
2.850% 1/26/28 (c)	240,000	215,963
Aviation Capital Group LLC
1.950% 9/20/26 (c)	395,000	357,543
Avolon Holdings Funding Ltd.
3.250% 2/15/27 (c)	330,000	310,838
BOC Aviation Ltd. 3 mo. USD LIBOR + 1.125%
2.091% FRN 9/26/23 (c)	340,000	340,074
CI Financial Corp.
4.100% 6/15/51 (d)	115,000	100,597
Discover Financial Services
4.100% 2/09/27	505,000	515,621
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (c)	112,750	102,543
Interoceanica IV Finance Ltd.
0.000% 11/30/25 (c)	449,288	420,264
Nasdaq, Inc.
3.950% 3/07/52	45,000	43,637
Nationstar Mortgage Holdings, Inc.
5.750% 11/15/31 (c)	185,000	176,436
Navient Corp.
5.000% 3/15/27	60,000	57,372
NFP Corp.
6.875% 8/15/28 (c)	70,000	66,675
OneMain Finance Corp.
6.625% 1/15/28	120,000	125,437
PennyMac Financial Services, Inc.
4.250% 2/15/29 (c)	145,000	124,410
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (c)	37,207	36,686
Synchrony Financial
3.950% 12/01/27	425,000	421,599
Unifin Financiera SAB de CV 5 year CMT + 6.308%
8.875% VRN (c) (e)	300,000	108,030
The Western Union Co.
1.350% 3/15/26	55,000	50,753
2.750% 3/15/31	425,000	386,665
		4,494,099

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 3.0%
AES Argentina Generacion SA
7.750% 2/02/24 (c)	$150,000	$126,568
American Electric Power Co., Inc.
2.950% 12/15/22	313,000	314,233
Calpine Corp.
4.625% 2/01/29 (c)	40,000	36,800
5.125% 3/15/28 (c)	100,000	95,258
Duke Energy Carolinas LLC
2.850% 3/15/32	35,000	33,834
Duke Energy Corp.
3.950% 8/15/47	310,000	302,728
Empresa Electrica Angamos SA
4.875% 5/25/29 (c)	130,400	123,880
Empresas Publicas de Medellin ESP
4.375% 2/15/31 (c)	400,000	345,404
Entergy Corp.
2.800% 6/15/30	110,000	103,188
Exelon Corp.
4.100% 3/15/52 (c)	65,000	65,982
Fenix Power Peru SA
4.317% 9/20/27 (c)	236,029	230,131
Georgia Power Co.
2.200% 9/15/24	240,000	235,487
3.250% 3/15/51	500,000	433,253
Guacolda Energia SA
4.560% 4/30/25 (c)	400,000	134,000
Korea East-West Power Co. Ltd.
1.750% 5/06/25 (c)	200,000	191,814
LLPL Capital Pte Ltd.
6.875% 2/04/39 (c)	261,510	261,641
Mercury Chile Holdco LLC
6.500% 1/24/27 (c)	200,000	191,454
Minejesa Capital BV
4.625% 8/10/30 (c)	400,000	379,000
Monongahela Power Co.
5.400% 12/15/43 (c)	145,000	166,013
NextEra Energy Capital Holdings, Inc.
2.250% 6/01/30	750,000	686,162
NRG Energy, Inc.
2.000% 12/02/25 (c)	145,000	136,500
3.625% 2/15/31 (c)	145,000	127,541
Pacific Gas and Electric Co.
1.367% 3/10/23	305,000	299,491
2.500% 2/01/31	255,000	219,840
Pampa Energia SA
9.125% 4/15/29 (c)	150,000	133,500
Pike Corp.
5.500% 9/01/28 (c)	210,000	197,925
Sierra Pacific Power Co.
2.600% 5/01/26	1,000,000	983,377
The Southern Co.
3.700% 4/30/30 (d)	500,000	502,171
5 year CMT + 2.915% 3.750% VRN 9/15/51	165,000	152,138
Southwestern Electric Power Co.
3.250% 11/01/51	160,000	137,494
Transelec SA
3.875% 1/12/29 (c)	250,000	254,065

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
3.300% 6/01/25	$1,000,000	$1,000,673
		8,601,545
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.750% 6/15/28 (c)	110,000	100,007
Electronics — 0.1%
Arrow Electronics, Inc.
3.875% 1/12/28	200,000	200,992
Vontier Corp.
2.400% 4/01/28	115,000	101,108
		302,100
Energy – Alternate Sources — 0.1%
UEP Penonome II SA
6.500% 10/01/38 (c)	192,383	182,764
Engineering & Construction — 0.2%
Sydney Airport Finance Co. Pty Ltd.
3.375% 4/30/25 (c)	300,000	298,566
3.625% 4/28/26 (c)	300,000	301,401
		599,967
Entertainment — 0.4%
Boyne USA, Inc.
4.750% 5/15/29 (c)	195,000	187,200
Caesars Entertainment, Inc.
4.625% 10/15/29 (c)	70,000	65,687
Cedar Fair LP
5.250% 7/15/29 (d)	75,000	73,877
Lions Gate Capital Holdings LLC
5.500% 4/15/29 (c)	80,000	77,200
Magallanes, Inc.
3.755% 3/15/27 (c)	175,000	174,668
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (c)	65,000	60,186
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.625% 9/01/29 (c)	105,000	89,898
5.875% 9/01/31 (c)	105,000	89,775
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625% 3/01/30 (c)	120,000	118,294
Scientific Games International, Inc.
7.250% 11/15/29 (c)	75,000	78,656
		1,015,441
Environmental Controls — 0.0%
Madison IAQ LLC
4.125% 6/30/28 (c)	85,000	78,413
5.875% 6/30/29 (c)	70,000	62,125
		140,538
Food — 0.4%
Performance Food Group, Inc.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 8/01/29 (c)	$65,000	$59,231
5.500% 10/15/27 (c)	115,000	114,569
Post Holdings, Inc.
4.625% 4/15/30 (c)	110,000	99,049
Smithfield Foods, Inc.
3.000% 10/15/30 (c)	35,000	31,769
4.250% 2/01/27 (c)	360,000	364,370
Sysco Corp.
3.300% 2/15/50	370,000	323,070
United Natural Foods, Inc.
6.750% 10/15/28 (c)	75,000	76,313
US Foods, Inc.
4.625% 6/01/30 (c)	140,000	129,850
		1,198,221
Gas — 0.2%
The Brooklyn Union Gas Co.
4.487% 3/04/49 (c)	425,000	427,239
The East Ohio Gas Co.
3.000% 6/15/50 (c)	45,000	38,849
		466,088
Health Care – Products — 0.2%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (c)	135,000	126,176
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA
7.250% 2/01/28 (c)	84,000	86,520
Thermo Fisher Scientific, Inc.
1.215% 10/18/24	465,000	447,583
		660,279
Health Care – Services — 0.6%
Anthem, Inc.
2.375% 1/15/25	210,000	207,224
Centene Corp.
2.500% 3/01/31	380,000	336,300
3.000% 10/15/30	60,000	55,335
CHS/Community Health Systems, Inc.
6.000% 1/15/29 (c)	95,000	96,111
6.875% 4/15/29 (c) (d)	100,000	98,250
HCA, Inc.
4.125% 6/15/29	195,000	198,786
Health Care Service Corp.
3.200% 6/01/50 (c)	145,000	126,736
Legacy LifePoint Health LLC
4.375% 2/15/27 (c)	90,000	87,075
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (c)	35,000	32,627
Radiology Partners, Inc.
9.250% 2/01/28 (c)	95,000	95,000
RP Escrow Issuer LLC
5.250% 12/15/25 (c)	135,000	131,825
Select Medical Corp.
6.250% 8/15/26 (c)	150,000	154,938

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp.
6.125% 10/01/28 (c)	$130,000	$132,112
		1,752,319
Home Builders — 0.0%
Mattamy Group Corp.
4.625% 3/01/30 (c)	120,000	112,717
Household Products & Wares — 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
5.000% 12/31/26 (c)	100,000	91,840
7.000% 12/31/27 (c) (d)	65,000	53,138
		144,978
Housewares — 0.0%
SWF Escrow Issuer Corp.
6.500% 10/01/29 (c)	110,000	95,062
Insurance — 0.7%
Acrisure LLC / Acrisure Finance, Inc.
4.250% 2/15/29 (c)	55,000	50,052
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
6.750% 10/15/27 (c)	80,000	79,200
AmWINS Group, Inc.
4.875% 6/30/29 (c)	105,000	100,275
Athene Global Funding SOFR + .560%
0.761% FRN 8/19/24 (c)	465,000	457,423
Berkshire Hathaway Finance Corp.
2.850% 10/15/50	150,000	129,787
3.850% 3/15/52	90,000	91,978
Brighthouse Financial Global Funding
1.000% 4/12/24 (c)	145,000	138,971
2.000% 6/28/28 (c)	170,000	151,587
GTCR AP Finance, Inc.
8.000% 5/15/27 (c)	95,000	96,107
Prudential Financial, Inc.
3.905% 12/07/47	190,000	189,267
Willis North America, Inc.
4.500% 9/15/28	375,000	386,006
		1,870,653
Internet — 0.2%
Expedia Group, Inc.
2.950% 3/15/31	100,000	92,507
3.800% 2/15/28	205,000	204,261
5.000% 2/15/26	105,000	110,047
Uber Technologies, Inc.
4.500% 8/15/29 (c)	65,000	61,051
		467,866
Investment Companies — 0.2%
Ares Capital Corp.
2.150% 7/15/26	210,000	190,034

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Temasek Financial I Ltd. Co.
1.000% 10/06/30 (c)	$350,000	$299,850
		489,884
Iron & Steel — 0.1%
CAP SA
3.900% 4/27/31 (c)	200,000	181,202
Leisure Time — 0.2%
Carnival Corp.
5.750% 3/01/27 (c)	290,000	276,275
NCL Corp. Ltd.
5.875% 2/15/27 (c)	65,000	64,025
Viking Cruises Ltd.
5.875% 9/15/27 (c)	160,000	145,827
		486,127
Lodging — 0.2%
Marriott International, Inc.
2.750% 10/15/33	255,000	225,083
3.125% 6/15/26	230,000	227,560
		452,643
Machinery – Construction & Mining — 0.1%
The Weir Group PLC
2.200% 5/13/26 (c)	245,000	229,101
Machinery – Diversified — 0.1%
Flowserve Corp.
2.800% 1/15/32	250,000	221,148
Media — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (c)	65,000	56,452
4.750% 3/01/30 (c)	105,000	100,763
4.750% 2/01/32 (c)	65,000	60,583
Cengage Learning, Inc.
9.500% 6/15/24 (c)	85,000	84,787
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 3/01/42	205,000	169,646
4.908% 7/23/25	215,000	223,204
Comcast Corp.
3.400% 4/01/30	220,000	222,842
3.950% 10/15/25	155,000	160,267
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.375% 8/15/26 (c)	50,000	19,375
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (c)	60,000	59,058
DISH DBS Corp.
5.125% 6/01/29	60,000	51,095
5.750% 12/01/28 (c)	70,000	66,238
GCI LLC
4.750% 10/15/28 (c)	90,000	88,120
McGraw-Hill Education, Inc.
5.750% 8/01/28 (c)	70,000	66,764
News Corp.
5.125% 2/15/32 (c)	40,000	40,192

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scripps Escrow, Inc.
5.875% 7/15/27 (c)	$95,000	$95,524
Univision Communications, Inc.
4.500% 5/01/29 (c)	65,000	61,873
		1,626,783
Mining — 0.3%
Arconic Corp.
6.125% 2/15/28 (c)	130,000	130,438
Freeport-McMoRan, Inc.
5.450% 3/15/43	190,000	212,819
Glencore Funding LLC
1.625% 4/27/26 (c)	215,000	198,540
3.375% 9/23/51 (c)	155,000	130,253
Vedanta Resources Finance II PLC
9.250% 4/23/26 (c)	200,000	172,500
		844,550
Oil & Gas — 1.3%
BP Capital Markets America, Inc.
2.939% 6/04/51	155,000	132,088
3.001% 3/17/52 (d)	205,000	174,636
Chesapeake Energy Corp.
5.875% 2/01/29 (c)	100,000	103,250
CNX Resources Corp.
6.000% 1/15/29 (c)	80,000	80,800
Continental Resources, Inc.
2.268% 11/15/26 (c)	170,000	158,734
Ecopetrol SA
5.875% 5/28/45	50,000	43,813
5.875% 11/02/51	300,000	254,628
Exxon Mobil Corp.
4.227% 3/19/40	205,000	221,666
Gran Tierra Energy International Holdings Ltd.
6.250% 2/15/25 (c)	200,000	185,250
Hilcorp Energy I LP / Hilcorp Finance Co.
5.750% 2/01/29 (c)	45,000	45,027
6.250% 11/01/28 (c)	100,000	101,285
Marathon Petroleum Corp.
5.125% 12/15/26	165,000	175,809
MEG Energy Corp.
5.875% 2/01/29 (c)	15,000	15,162
7.125% 2/01/27 (c)	105,000	109,935
Occidental Petroleum Corp.
6.125% 1/01/31 (d)	85,000	95,731
6.450% 9/15/36	50,000	58,919
6.625% 9/01/30	60,000	68,850
Parkland Corp.
4.500% 10/01/29 (c)	90,000	83,443
Patterson-UTI Energy, Inc.
3.950% 2/01/28	200,000	187,209
Petrobras Global Finance BV
5.500% 6/10/51 (d)	340,000	291,754
Petroleos del Peru SA
4.750% 6/19/32 (c)	200,000	179,100
Petroleos Mexicanos
6.750% 9/21/47	150,000	121,935

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pioneer Natural Resources Co.
1.900% 8/15/30	$150,000	$132,988
Qatar Energy
2.250% 7/12/31 (c)	200,000	184,028
Southwestern Energy Co.
4.750% 2/01/32	70,000	69,913
5.375% 2/01/29	75,000	76,219
Sunoco LP/Sunoco Finance Corp.
4.500% 5/15/29	35,000	33,020
6.000% 4/15/27	90,000	91,687
Transocean Poseidon Ltd.
6.875% 2/01/27 (c)	140,625	139,219
Transocean, Inc.
11.500% 1/30/27 (c)	36,000	37,170
Valero Energy Corp.
4.000% 6/01/52	75,000	70,446
		3,723,714
Oil & Gas Services — 0.2%
Halliburton Co.
2.920% 3/01/30 (d)	105,000	101,517
5.000% 11/15/45	100,000	108,538
USA Compression Partners LP/USA Compression Finance Corp.
6.875% 9/01/27	185,000	185,710
Weatherford International Ltd.
6.500% 9/15/28 (c)	70,000	72,098
		467,863
Packaging & Containers — 0.3%
Berry Global, Inc.
1.650% 1/15/27	150,000	136,797
CCL Industries, Inc.
3.050% 6/01/30 (c)	160,000	150,235
Packaging Corp. of America
3.400% 12/15/27	215,000	213,836
WRKCo, Inc.
3.750% 3/15/25	395,000	399,604
		900,472
Pharmaceuticals — 0.5%
AbbVie, Inc.
4.700% 5/14/45	410,000	444,933
Bausch Health Cos., Inc.
6.125% 2/01/27 (c)	50,000	50,368
6.250% 2/15/29 (c)	60,000	49,200
Bristol-Myers Squibb Co.
4.350% 11/15/47	220,000	241,154
Cigna Corp.
4.900% 12/15/48	230,000	257,594
CVS Health Corp.
5.050% 3/25/48	190,000	215,614
Endo Luxembourg Finance Co. I SARL / Endo US, Inc.
6.125% 4/01/29 (c)	65,000	59,312
Owens & Minor, Inc.
6.625% 4/01/30 (c)	95,000	97,756

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Viatris, Inc.
1.650% 6/22/25	$145,000	$135,092
		1,551,023
Pipelines — 1.4%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750% 3/01/27 (c)	54,000	54,993
Enbridge, Inc.
3.400% 8/01/51	195,000	172,719
Energy Transfer LP
3.900% 7/15/26	750,000	754,375
4.400% 3/15/27	130,000	132,352
4.750% 1/15/26	215,000	223,573
5.000% STEP 5/15/44	225,000	220,433
EQM Midstream Partners LP
4.750% 1/15/31 (c)	140,000	130,900
Fermaca Enterprises S de RL de CV
6.375% 3/30/38 (c)	200,563	190,785
Galaxy Pipeline Assets Bidco Ltd.
2.625% 3/31/36 (c)	200,000	179,277
2.940% 9/30/40 (c)	294,783	265,798
GNL Quintero SA
4.634% 7/31/29 (c)	220,600	223,084
Hess Midstream Operations LP
4.250% 2/15/30 (c)	130,000	122,668
5.125% 6/15/28 (c)	110,000	110,275
Kinder Morgan Energy Partners LP
6.950% 1/15/38	295,000	369,189
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (c)	135,000	132,798
NGPL PipeCo LLC
3.250% 7/15/31 (c)	95,000	88,709
NuStar Logistics LP
6.375% 10/01/30	90,000	91,219
Oleoducto Central SA
4.000% 7/14/27 (c)	200,000	188,492
ONEOK, Inc.
3.400% 9/01/29	115,000	110,661
Sabine Pass Liquefaction LLC
5.000% 3/15/27	190,000	201,286
The Williams Cos., Inc.
3.500% 10/15/51	125,000	109,348
		4,072,934
Real Estate — 0.1%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250% 4/15/30 (c)	130,000	120,250
5.750% 1/15/29 (c)	70,000	66,145
		186,395
Real Estate Investment Trusts (REITS) — 1.4%
Agree LP
2.600% 6/15/33	135,000	118,918
Alexandria Real Estate Equities, Inc.
3.000% 5/18/51	200,000	168,189
American Tower Corp.

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 10/15/26	$472,000	$466,301
3.600% 1/15/28	345,000	342,087
Boston Properties LP
3.400% 6/21/29	195,000	193,326
Corporate Office Properties LP
2.900% 12/01/33	175,000	154,508
Crown Castle International Corp.
3.300% 7/01/30	35,000	33,485
3.650% 9/01/27	410,000	407,672
3.700% 6/15/26	700,000	704,671
4.000% 3/01/27	225,000	228,455
Equinix, Inc.
1.800% 7/15/27	245,000	223,116
Host Hotels & Resorts LP
2.900% 12/15/31	250,000	223,717
Invitation Homes Operating Partnership LP
2.700% 1/15/34	220,000	192,307
Iron Mountain, Inc.
4.500% 2/15/31 (c)	60,000	55,411
Office Properties Income Trust
2.400% 2/01/27	200,000	178,152
2.650% 6/15/26	90,000	82,400
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875% 5/15/29 (c)	75,000	70,309
Sabra Health Care LP
3.200% 12/01/31 (d)	95,000	84,759
Vornado Realty LP
2.150% 6/01/26	95,000	88,902
		4,016,685
Retail — 0.7%
At Home Group, Inc.
7.125% 7/15/29 (c)	40,000	34,701
AutoNation, Inc.
3.850% 3/01/32	205,000	198,481
Dick's Sporting Goods, Inc.
3.150% 1/15/32	380,000	348,408
4.100% 1/15/52	100,000	85,300
Dollar Tree, Inc.
3.375% 12/01/51	40,000	34,380
4.000% 5/15/25	395,000	404,518
Ferrellgas LP / Ferrellgas Finance Corp.
5.375% 4/01/26 (c)	55,000	52,232
McDonald's Corp.
4.450% 3/01/47	205,000	220,047
Michaels Cos., Inc.
5.250% 5/01/28 (c)	35,000	32,134
Sonic Automotive, Inc.
4.625% 11/15/29 (c)	140,000	125,125
SRS Distribution, Inc.
4.625% 7/01/28 (c)	100,000	95,521
Staples, Inc.
7.500% 4/15/26 (c)	55,000	53,411
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.000% 6/01/31 (c)	125,000	117,187
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (c)	120,000	112,756

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Victoria's Secret & Co.
4.625% 7/15/29 (c)	$175,000	$157,500
		2,071,701
Semiconductors — 0.6%
Broadcom, Inc.
3.419% 4/15/33 (c)	351,000	328,160
Marvell Technology, Inc.
4.200% 6/22/23	410,000	416,764
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.875% 6/18/26 (c)	220,000	221,145
Renesas Electronics Corp.
2.170% 11/25/26 (c)	410,000	382,226
TSMC Global Ltd.
1.250% 4/23/26 (c) (d)	255,000	236,086
		1,584,381
Software — 0.3%
Clarivate Science Holdings Corp.
4.875% 7/01/29 (c)	135,000	127,009
Minerva Merger Sub, Inc.
6.500% 2/15/30 (c)	140,000	136,136
Oracle Corp.
3.850% 4/01/60	340,000	278,864
VMware, Inc.
2.200% 8/15/31	225,000	198,127
Workday, Inc.
3.700% 4/01/29 (f)	95,000	95,116
		835,252
Telecommunications — 1.0%
AT&T, Inc.
2.750% 6/01/31	160,000	150,050
3.500% 9/15/53	619,000	543,641
3.550% 9/15/55	120,000	105,773
Avaya, Inc.
6.125% 9/15/28 (c) (d)	80,000	78,894
The Bell Telephone Co. of Canada or Bell Canada
3.650% 8/15/52	50,000	47,628
CommScope, Inc.
4.750% 9/01/29 (c)	80,000	73,800
Digicel Group Holdings Ltd.
7.000% (c) (e)	77,097	61,292
8.000% 4/01/25 (c)	55,246	48,341
Frontier Communications Holdings LLC
5.000% 5/01/28 (c)	60,000	57,600
5.875% 10/15/27 (c)	30,000	29,851
6.000% 1/15/30 (c) (d)	70,000	64,750
Intelsat Jackson Holdings S.A.
6.500% 3/15/30 (c)	65,000	64,837
KT Corp.
2.500% 7/18/26 (c)	200,000	194,906
Lumen Technologies, Inc.
5.125% 12/15/26 (c)	105,000	100,088
NBN Co. Ltd.
1.450% 5/05/26 (c)	200,000	185,308

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
T-Mobile USA, Inc.
2.250% 2/15/26	$205,000	$193,692
2.550% 2/15/31	500,000	453,465
3.375% 4/15/29	35,000	33,360
3.375% 4/15/29 (c)	15,000	14,297
3.400% 10/15/52 (c)	205,000	175,182
Verizon Communications, Inc.
2.650% 11/20/40	25,000	21,288
3.875% 3/01/52	65,000	65,367
		2,763,410
Transportation — 0.5%
CSX Corp.
3.800% 11/01/46	435,000	435,345
Empresa de Transporte de Pasajeros Metro SA
5.000% 1/25/47 (c)	750,000	754,687
FedEx Corp.
4.750% 11/15/45	180,000	192,204
		1,382,236
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4.200% 4/01/27 (c)	195,000	200,111

TOTAL CORPORATE DEBT (Cost $73,490,479)		69,302,911

MUNICIPAL OBLIGATIONS — 0.1%
State of California BAB, General Obligation
7.550% 4/01/39	190,000	281,741

TOTAL MUNICIPAL OBLIGATIONS (Cost $282,944)		281,741

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.1%
Commercial Mortgage-Backed Securities — 6.8%
BANK
Series 2020-BN28, Class AS, 2.140% 3/15/63	380,000	336,414
Series 2021-BN37, Class C, 3.109% VRN 11/15/64 (g)	181,000	166,160
Series 2022-BNK39, Class AS, 3.181% 2/15/55	302,000	290,344
Series 2017-BNK5, Class C, 4.240% VRN 6/15/60 (g)	200,000	195,506
Benchmark Mortgage Trust
Series 2020-B19, Class AS, 2.148% 9/15/53	380,000	338,205
Series 2022-B32, Class AS, 3.411% VRN 1/15/55 (g)	262,000	256,476
Series 2020-B18, Class AGNF, 4.139% 7/15/53 (c)	378,000	334,802
BMO Mortgage Trust, Series 2022-C1, Class AS
3.676% 2/15/55	309,000	310,812
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 1 mo. USD LIBOR + 2.400% 2.797% FRN 9/15/36 (c)	405,000	390,699
Series 2021-21M, Class H, 1 mo. USD LIBOR + 4.010% 4.407% FRN 10/15/36 (c)	396,000	388,371
BX Trust, Series 2019-OC11, Class E,
4.076% VRN 12/09/41 (c) (g)	374,000	324,125
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class XA,
0.987% VRN 1/10/48 (g)	5,394,045	168,016
Citigroup Commercial Mortgage Trust

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-GC36, Class D, 2.850% 2/10/49 (c)	$201,000	$137,568
Series 2019-GC41, Class B, 3.199% 8/10/56	163,000	155,806
Series 2020-420K, Class D, 3.312% VRN 11/10/42 (c) (g)	200,000	175,996
Series 2020-420K, Class E, 3.312% VRN 11/10/42 (c) (g)	200,000	167,099
Series 2015-GC31, Class C, 4.040% VRN 6/10/48 (g)	700,000	671,576
Series 2017-C4, Class B, 4.096% VRN 10/12/50 (g)	340,000	337,673
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class C,
4.638% VRN 2/10/49 (g)	465,000	458,480
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class XA, 0.822% VRN 4/15/50 (g)	7,954,864	143,714
Series 2019-C16, Class B, 3.885% 6/15/52	334,000	323,313
Series 2016-C6, Class B, 3.924% VRN 1/15/49 (g)	298,000	296,640
Series 2015-C4, Class C, 4.561% VRN 11/15/48 (g)	427,000	422,563
Series 2016-C6, Class C, 4.922% VRN 1/15/49 (g)	378,000	367,278
CSMC 2021-B33
Series 2021-B33, Class C, 3.645% VRN 10/10/43 (c) (g)	101,000	90,286
Series 2021-B33, Class B, 3.645% VRN 10/10/43 (c) (g)	300,000	279,274
DBGS Mortgage Trust, Series 2018-5BP, Class F, 1 mo. USD LIBOR + 2.600%
2.997% FRN 6/15/33 (c)	550,000	509,781
GS Mortgage Securities Trust
Series 2015-GS1, Class XA, 0.760% VRN 11/10/48 (g)	7,736,075	187,478
Series 2013-GC10, Class XA, 1.472% VRN 2/10/46 (g)	4,187,577	28,310
Series 2018-RIVR, Class C, 1 mo. USD LIBOR + 1.250% 1.647% FRN 7/15/35 (c)	167,000	161,949
Series 2014-GC26, Class D, 4.524% VRN 11/10/47 (c) (g)	763,000	532,178
Hospitality Mortgage Trust, Series 2019-HIT, Class F, 1 mo. USD LIBOR + 3.150%
3.547% FRN 11/15/36 (c)	397,354	379,535
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1, Class XA, 0.888% VRN 1/15/49 (g)	3,643,151	100,983
Series 2016-JP2, Class B, 3.460% 8/15/49	174,000	165,893
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class XA, 0.492% VRN 7/15/48 (g)	8,793,319	121,792
Series 2015-C29, Class XA, 0.603% VRN 5/15/48 (g)	6,169,280	94,989
Series 2014-C25, Class XA, 0.825% VRN 11/15/47 (g)	3,822,349	67,641
Series 2015-C28, Class XA, 0.961% VRN 10/15/48 (g)	6,507,934	134,783
Series 2015-C27, Class D, 3.797% VRN 2/15/48 (c) (g)	704,000	605,751
Series 2014-C23, Class D, 3.981% VRN 9/15/47 (c) (g)	391,000	368,775
Series 2015-C28, Class B, 3.986% 10/15/48	340,000	335,462
Series 2015-C29, Class C, 4.200% VRN 5/15/48 (g)	162,000	152,016
Series 2015-C33, Class C, 4.612% VRN 12/15/48 (g)	527,000	516,076
Series 2015-C32, Class C, 4.654% VRN 11/15/48 (g)	87,000	67,223
Series 2013-C17, Class C, 4.886% VRN 1/15/47 (g)	400,000	399,175
Med Trust 2021-MDLN, Series 2021-MDLN, Class D, 1 mo. USD LIBOR + 2.000%
2.397% FRN 11/15/38 (c)	396,000	387,336
MF1 Ltd., Series 2020-FL3, Class AS, 1 mo. TSFR + 2.964%
3.266% FRN 7/15/35 (c)	318,000	318,803
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class C,
4.144% VRN 7/15/50 (g)	650,000	625,144
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class XA, 0.865% VRN 12/15/48 (g)	5,980,478	153,737
Series 2021-L6, Class C, 3.464% VRN 6/15/54 (g)	388,000	366,692
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class C, 1 mo. USD LIBOR + 2.200%
2.597% FRN 6/15/35 (c)	368,000	339,430

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SG Commercial Mortgage Securities Trust
Series 2016-C5, Class XA, 1.902% VRN 10/10/48 (g)	$3,537,299	$181,540
Series 2016-C5, Class B, 3.933% 10/10/48	411,000	396,922
SLG Office Trust
Series 2021-OVA, Class E, 2.851% 7/15/41 (c)	260,000	222,898
Series 2021-OVA, Class F, 2.851% 7/15/41 (c)	260,000	211,797
TTAN, Series 2021-MHC, Class F, 1 mo. USD LIBOR + 2.900%
3.297% FRN 3/15/38 (c)	384,429	369,065
UBS Commercial Mortgage Trust
Series 2017-C2, Class B, 3.993% VRN 8/15/50 (g)	332,000	321,588
Series 2017-C1, Class B, 4.036% 6/15/50	328,000	321,019
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class C,
4.074% VRN 3/10/46 (c) (g)	393,000	385,228
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class XA, 0.647% VRN 7/15/58 (g)	9,766,638	168,705
Series 2015-P2, Class XA, 0.959% VRN 12/15/48 (g)	3,865,285	113,478
Series 2019-C53, Class XA, 1.011% VRN 10/15/52 (g)	4,309,709	248,949
Series 2016-C35, Class B, 3.438% 7/15/48	328,000	318,548
Series 2016-NXS6, Class B, 3.811% 11/15/49	248,000	244,399
Series 2017-C39, Class C, 4.118% 9/15/50	206,000	199,962
Series 2015-NXS4, Class C, 4.178% VRN 12/15/48 (g)	421,000	422,482
Series 2019-C50, Class C, 4.345% 5/15/52	409,000	370,213
Series 2016-LC24, Class C, 4.433% VRN 10/15/49 (g)	325,000	316,839
		19,461,760
Home Equity Asset-Backed Securities — 0.7%
GSAA Home Equity Trust, Series 2007-10, Class A2A
6.500% 11/25/37	3,554,867	2,043,271
Other Asset-Backed Securities — 10.8%
AASET US Ltd., Series 2018-1A, Class A
3.844% 1/16/38 (c)	466,907	322,167
Bain Capital Credit Clo Ltd., Series 2019-3A, Class DR, 3 mo. USD LIBOR + 3.100%
3.355% FRN 10/21/34 (c)	1,000,000	975,253
Blackbird Capital Aircraft, Series 2021-1A, Class B
3.446% 7/15/46 (c)	721,540	598,843
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B,
5.682% STEP 12/16/41 (c)	711,025	620,115
BlueMountain CLO Ltd., Series 2015-3A, Class CR, 3 mo. USD LIBOR + 2.600%
2.854% FRN 4/20/31 (c)	1,000,000	936,332
Cent CLO 27 Ltd., Series 2018-27A, Class DR, 3 mo. USD LIBOR + 3.830%
4.082% FRN 1/25/35 (c)	500,000	502,339
CLI Funding VI LLC, Series 2020-3A, Class A
2.070% 10/18/45 (c)	206,875	192,152
Dividend Solar Loans LLC, Series 2018-1, Class B
4.290% 7/20/38 (c)	616,751	623,537
Dryden 40 Senior Loan Fund, Series 2015-40A, Class DR, 3 mo. USD LIBOR + 3.100%
3.606% FRN 8/15/31 (c)	500,000	495,422
Gilbert Park CLO Ltd.
Series 2017-1A, Class D, 3 mo. USD LIBOR + 2.950% 3.191% FRN 10/15/30 (c)	500,000	493,704
Series 2017-1A, Class E, 3 mo. USD LIBOR + 6.400% 6.641% FRN 10/15/30 (c)	1,000,000	978,299

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Grippen Park CLO Ltd., Series 2017-1A, Class D, 3 mo. USD LIBOR + 3.300%
3.554% FRN 1/20/30 (c)	$1,000,000	$994,752
Helios Issuer LLC, Series 2020-AA, Class A
2.980% 6/20/47 (c)	401,055	362,906
Hero Funding Trust, Series 2016-4A, Class A2
4.290% 9/20/47 (c)	127,403	127,480
Highbridge Loan Management Ltd., Series 13A-18, Class D, 3 mo. USD LIBOR + 3.000%
3.241% FRN 10/15/30 (c)	500,000	479,339
Invitation Homes Trust, Series 2018-SFR1, Class C, 1 mo. USD LIBOR + 1.250%
1.691% FRN 3/17/37 (c)	1,144,836	1,138,063
JOL Air Ltd., Series 2019-1, Class A
3.967% 4/15/44 (c)	407,700	371,317
Long Beach Mortgage Loan Trust, Series 2006-7, Class 1A, 1 mo. USD LIBOR + .155%
0.612% FRN 8/25/36	2,757,390	1,733,338
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (c)	351,226	325,992
Madison Park Funding Ltd., Series 2014-14A, Class DRR, 3 mo. USD LIBOR + 2.950%
3.209% FRN 10/22/30 (c)	500,000	491,279
Marble Point CLO XXI Ltd., Series 2021-3A, Class D1, 3 mo. USD LIBOR + 3.500%
3.741% FRN 10/17/34 (c)	500,000	500,217
Merrill Lynch Mortgage Investors Trust, Series 2006-OPT1, Class A2C, 1 mo. USD LIBOR + .150%
0.607% FRN 8/25/37	1,351,629	1,299,335
Mosaic Solar Loans LLC
Series 2021-3A, Class B, 1.920% 6/20/52 (c)	467,118	425,613
Series 2020-1A, Class A, 2.100% 4/20/46 (c)	299,049	286,068
Series 2020-2A, Class B, 2.210% 8/20/46 (c)	334,048	314,862
Series 2017-1A, Class A, 4.450% 6/20/42 (c)	254,675	255,213
Oak Hill Credit Partners Ltd., Series 2018-1A, Class D, 3 mo. USD LIBOR + 3.050%
3.304% FRN 10/20/30 (c)	500,000	491,876
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 3.300%
3.554% FRN 3/17/30 (c)	1,000,000	992,734
Pagaya AI Debt Selection Trust, Series 2021-2, Class NOTE
3.000% 1/25/29 (c)	571,231	557,629
Primose Funding LLC, Series 2019-1A, Class A2
4.475% 7/30/49 (c)	977,500	954,511
Sound Point CLO XXIII, Series 2019-2A, Class DR, 3 mo. USD LIBOR + 3.300%
3.541% FRN 7/15/34 (c)	500,000	493,946
Sprite Ltd.
Series 2021-1, Class A, 3.750% 11/15/46 (c)	484,850	447,077
Series 2017-1, Class A, 4.250% 12/15/37 (c)	1,960	1,916
START Ireland, Series 2019-1, Class A
4.089% 3/15/44 (c)	285,729	264,495
Sunnova Helios VII Issuer LLC, Series 2021-C, Class C
2.630% 10/20/48 (c)	486,125	466,239
Sunnova Sol III Issuer LLC, Series 2021-1, Class A
2.580% 4/28/56 (c)	479,439	437,016
Sunrun Atlas Issuer LLC, Series 2019-2, Class A
3.610% 2/01/55 (c)	705,293	692,145

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Symphony CLO Ltd., Series 2015-16A, Class DR, 3 mo. USD LIBOR + 3.050%
3.291% FRN 10/15/31 (c)	$500,000	$488,768
Textainer Marine Containers Ltd., Series 2020-2A, Class A
2.100% 9/20/45 (c)	428,847	402,767
THL Credit Wind River CLO Ltd., Series 2017-1A, Class DR, 3 mo. USD LIBOR + 3.720%
3.961% FRN 4/18/36 (c)	1,000,000	973,925
Thunderbolt Aircraft Lease Ltd.
Series 2018-A, Class A, 4.147% STEP 9/15/38 (c)	411,642	367,040
Series 2017-A, Class A, 4.212% STEP 5/17/32 (c)	779,350	694,769
TIF Funding II LLC, Series 2021-1A, Class A
1.650% 2/20/46 (c)	909,583	826,061
Triumph Rail LLC, Series 2021-2, Class A
2.150% 6/19/51 (c)	730,684	676,082
Upstart Securitization Trust
Series 2021-3, Class B, 1.660% 7/20/31 (c)	500,000	478,416
Series 2021-4, Class B, 1.840% 9/20/31 (c)	700,000	657,894
Series 2021-3, Class C, 3.280% 7/20/31 (c)	500,000	476,209
USQ Rail LLC, Series 2021-1A, Class A
2.250% 2/28/51 (c)	948,407	877,474
Vantage Data Centers LLC, Series 2020-2A, Class A2
1.992% 9/15/45 (c)	375,000	338,527
Vault DI Issuer LLC, Series 2021-1A, Class A2
2.804% 7/15/46 (c)	500,000	465,540
Washington Mutural Asset-Backed Certificates Trust, Series 2006-HE5, Class 2A2, 1 mo. USD LIBOR + .180%
0.637% FRN 10/25/36	58,897	27,921
Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 3 mo. USD LIBOR + 1.170%
1.424% FRN 7/20/32 (c)	500,000	494,441
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (c)	700,606	647,866
		30,537,221
Student Loans Asset-Backed Securities — 0.4%
College Avenue Student Loans LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200%
1.657% FRN 12/26/47 (c)	260,135	258,059
SoFi Professional Loan Program LLC
Series 2017-D, Class BFX, 3.610% 9/25/40 (c)	350,000	346,259
Series 2018-B, Class BFX, 3.830% 8/25/47 (c)	500,000	481,879
		1,086,197
Whole Loan Collateral Collateralized Mortgage Obligations — 7.0%
CHL GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.750%
3.207% FRN 5/25/23 (c)	500,000	495,011
Citigroup Mortgage Loan Trust, Series 2007-AR5, Class 1A2A,
3.037% VRN 4/25/37 (g)	742,002	686,043
Countrywide Alternative Loan Trust
Series 2006-13T1, Class A11, 6.000% 5/25/36	1,719,334	1,007,475
Series 2006-12CB, Class A5, 6.000% 5/25/36	1,981,968	1,357,142
Series 2006-36T2, Class 2A1, 6.250% 12/25/36	3,198,156	1,808,552
Countrywide Home Loans Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1, 2.674% VRN 2/25/47 (g)	890,351	818,406
Series 2007-3, Class A21, 6.000% 4/25/37	1,401,504	909,968

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2007-14, Class A6, 6.000% 9/25/37	$1,221,087	$838,444
HarborView Mortgage Loan Trust, Series 2006-11, Class A1A, 1 mo. USD LIBOR + .340%
0.789% FRN 12/19/36	699,887	628,162
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1,
2.489% VRN 9/25/56 (c) (g)	1,028,000	901,772
IndyMac INDX Mortgage Loan Trust, Series 2007-AR5, Class 2A1,
2.941% VRN 5/25/37 (g)	1,824,783	1,590,134
Lehman XS Trust, Series 2007-12N, Class 1A3A, 1 mo. USD LIBOR + .200%
0.657% FRN 7/25/47	1,928,759	1,916,395
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 2A1,
2.500% VRN 7/25/35 (g)	267,466	245,702
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1,
2.996% VRN 2/25/36 (g)	1,594,097	1,309,675
RBSSP Resecuritization Trust, Series 2009-5, Class 2A3,
6.500% VRN 10/26/37 (c) (g)	721,219	408,304
RFMSI Trust, Series 2007-S4, Class A5, 1 mo. USD LIBOR + .600%
6.000% FRN 4/25/37	186,137	174,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1, Class A2,
2.722% VRN 10/25/37 (g)	612,262	516,075
Verus Securitization Trust
Series 2021-4, Class M1, 2.195% VRN 7/25/66 (c) (g)	1,000,000	875,837
Series 2021-R1, Class M1, 2.338% 10/25/63 (c)	1,500,000	1,432,392
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAC3,
10.383% VRN 2/25/38 (c) (g)	1,862,871	1,409,166
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-4, Class 3A5,
6.850% STEP 5/25/36	748,273	693,402
		20,022,708
Whole Loan Collateral Planned Amortization Classes — 0.4%
Countrywide Alternative Loan Trust, Series 2006-19CB, Class A15
6.000% 8/25/36	1,398,993	1,039,807

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $83,071,303)		74,190,964

SOVEREIGN DEBT OBLIGATIONS — 1.6%
Abu Dhabi Government International Bond
3.125% 4/16/30 (c)	200,000	204,220
Brazilian Government International Bond
3.750% 9/12/31	300,000	270,750
5.625% 2/21/47	300,000	284,076
Chile Government International Bond
2.550% 1/27/32 (d)	200,000	187,910
3.100% 5/07/41 (d)	200,000	176,574
Colombia Government International Bond
3.250% 4/22/32	200,000	167,080
4.125% 5/15/51 (d)	250,000	189,093
5.000% 6/15/45	200,000	168,636
Dominican Republic International Bond
6.000% 2/22/33 (c)	250,000	244,002
Indonesia Government International Bond
3.700% 10/30/49	250,000	240,923
Mexico Government International Bond
2.659% 5/24/31 (d)	200,000	181,938

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.750% 1/11/28	$535,000	$544,780
4.280% 8/14/41	450,000	420,367
Panama Government International Bond
2.252% 9/29/32	200,000	176,894
3.870% 7/23/60	200,000	175,238
4.300% 4/29/53	200,000	192,228
Philippine Government International Bond
1.648% 6/10/31	400,000	355,910
Saudi Government International Bond
2.250% 2/02/33 (c)	300,000	276,000
		4,456,619

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $4,881,042)		4,456,619

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (h) — 12.1%
Collateralized Mortgage Obligations — 4.8%
Federal Home Loan Mortgage Corp. REMICS
Series 4481, Class B, 3.000% 12/15/42	1,370,382	1,414,181
Series 4483, Class CA, 3.000% 6/15/44	2,064,910	2,054,048
Federal Home Loan Mortgage Corp. SCRT (g) Series 2018-2, Class HV 3.000% 11/25/57	2,634,863	2,596,548
Federal Home Loan Mortgage Corp. Strips Series 379, Class C1 1.500% 1/25/51	1,559,584	151,412
Federal National Mortgage Association
Series 2018-18, Class ZG, 3.000% 6/25/50	2,480,211	2,307,189
Series 2021-48, Class NS, 30 day SOFR + 3.650% 3.551% FRN 8/25/51	1,083,544	107,211
Federal National Mortgage Association REMICS
Series 2018-21, Class PO, 0.000% 4/25/48	750,993	623,463
Series 2018-44, Class PZ, 3.500% 6/25/48	2,972,736	3,022,915
Government National Mortgage Association
Series 2021-218, Class IO, 0.962% VRN 10/16/61 (g)	1,231,130	105,784
Series 2021-164, Class IO, 0.967% VRN 10/16/63 (g)	1,264,296	106,843
Series 2020-175, Class GI, 2.000% 11/20/50	1,005,240	112,763
Series 2020-115, Class IG, 2.500% 8/20/50	1,079,361	148,968
Series 2021-140, Class IH, 2.500% 8/20/51	1,027,715	154,237
Series 2021-176, Class SD, 30 day SOFR + 2.700% 2.650% FRN 9/20/51	2,486,734	85,631
Series 2021-98, Class IG, 3.000% 6/20/51	1,091,060	161,346
Series 2021-137, Class IQ, 3.000% 8/20/51	1,596,264	228,992
Series 2021-103, Class SA, 30 day SOFR + 3.250% 3.200% FRN 4/20/51	1,386,411	82,292
Series 2021-117, Class ID, 3.500% 6/20/51	921,100	104,073
		13,567,896
Pass-Through Securities — 7.3%
Federal Home Loan Mortgage Corp.
Pool #SD0715 2.000% 9/01/51	2,060,809	1,928,321
Pool #G08520 2.500% 1/01/43	566,459	548,700
Pool #SD8174 3.000% 10/01/51	2,542,207	2,494,126
Pool #G08632 3.500% 3/01/45	754,287	768,958
Federal National Mortgage Association
Pool #FM4052 2.500% 9/01/50	2,732,129	2,629,127
Pool #MA4256 2.500% 2/01/51	1,862,338	1,783,398
Pool #FM9846 2.500% 12/01/51	644,181	615,970
Pool #FS0174 2.500% 1/01/52	671,702	642,285
Pool #MA2248 3.000% 4/01/45	340,299	335,478
Pool #AS7661 3.000% 8/01/46	329,802	324,511

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM9934 3.000% 12/01/48	$1,020,679	$1,013,236
Pool #FM9564 3.000% 2/01/50	1,167,283	1,158,771
Pool #AX2501 4.000% 10/01/44	714,961	743,691
Pool #FM8214 4.000% 5/01/49	1,022,274	1,051,693
Pool #FM8972 4.000% 6/01/49	559,709	577,128
Federal National Mortgage Association TBA
Pool #BS4941 2.460% 4/01/32 (f)	987,000	949,987
Government National Mortgage Association II
Pool # 785662 2.500% 10/20/51	2,469,667	2,394,296
Pool # 785764 2.500% 11/20/51	737,725	715,211
		20,674,887

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $35,669,802)		34,242,783

U.S. TREASURY OBLIGATIONS — 21.9%
U.S. Treasury Bonds & Notes — 21.9%
U.S. Treasury Bond
1.250% 5/15/50	19,000,000	14,208,437
2.250% 5/15/41	2,370,000	2,241,093
2.250% 2/15/52	4,220,000	4,044,608
2.375% 2/15/42	3,340,000	3,223,621
U.S. Treasury Note
0.125% 1/31/23	130,000	128,461
0.125% 3/31/23	3,750,000	3,691,731
0.125% 4/30/23	4,090,000	4,017,601
0.125% 7/31/23	1,150,000	1,121,393
0.375% 11/30/25	3,030,000	2,804,293
1.250% 3/31/28	1,450,000	1,354,023
1.500% 2/15/25	455,000	442,806
1.750% 3/15/25	5,560,000	5,447,933
1.875% 2/15/32	2,550,000	2,448,398
2.250% 3/31/24	5,260,000	5,256,097
2.375% 3/31/29	5,245,000	5,234,347
2.500% 3/31/27	6,460,000	6,482,713
		62,147,555

TOTAL U.S. TREASURY OBLIGATIONS (Cost $64,002,193)		62,147,555

TOTAL BONDS & NOTES (Cost $274,840,022)		257,932,671

	Number of Shares
MUTUAL FUNDS — 2.8%
Diversified Financial Services — 2.8%
DoubleLine Global Bond Fund	614,210	5,687,585
State Street Navigator Securities Lending Government Money Market Portfolio (i)	2,264,805	2,264,805

TOTAL MUTUAL FUNDS (Cost $8,615,737)		7,952,390

TOTAL LONG-TERM INVESTMENTS (Cost $283,455,759)		265,885,061

MML Dynamic Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.6%
Repurchase Agreement — 5.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (j)	$15,794,615	$15,794,615
U.S. Treasury Bill — 0.1%
U.S. Treasury Bill
0.010% 6/30/22 (k)	260,000	259,665

TOTAL SHORT-TERM INVESTMENTS (Cost $16,054,289)		16,054,280

TOTAL INVESTMENTS — 99.3% (Cost $299,510,048) (l)		281,939,341

Less Unfunded Loan Commitments — (0.0%)		(97,255)

NET INVESTMENTS — 99.3% (Cost $299,412,793)		281,842,086

Other Assets/(Liabilities) — 0.7%		1,961,436

NET ASSETS — 100.0%		$283,803,522

Abbreviation Legend

BAB	Build America Bonds
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SCRT	Seasoned Credit Risk Transfer
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(b)	Unfunded or partially unfunded loan commitments.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $70,528,878 or 24.85% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $3,205,584 or 1.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $1,017,997 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(e)	Security is perpetual and has no stated maturity date.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.
(h)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(i)	Represents investment of security lending cash collateral. (Note 2).
(j)	Maturity value of $15,794,615. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $16,110,556.
(k)	The rate shown represents yield-to-maturity.
(l)	See Note 3 for aggregate cost for federal tax purposes.

Currency Legend

USD	U.S. Dollar

MML Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.3%

COMMON STOCK — 98.2%
Basic Materials — 3.4%
Chemicals — 2.0%
Celanese Corp.	9,100	$1,300,117
Dow, Inc.	21,500	1,369,980
DuPont de Nemours, Inc.	29,600	2,177,968
Eastman Chemical Co.	10,600	1,187,836
FMC Corp.	7,300	960,461
Huntsman Corp.	6,300	236,313
International Flavors & Fragrances, Inc.	22,765	2,989,727
Linde PLC	10,024	3,201,966
LyondellBasell Industries NV Class A	9,600	987,072
The Mosaic Co.	29,300	1,948,450
Nutrien Ltd.	11,344	1,179,663
Olin Corp.	4,500	235,260
		17,774,813
Iron & Steel — 0.6%
Nucor Corp.	23,300	3,463,545
Reliance Steel & Aluminum Co.	4,900	898,415
Steel Dynamics, Inc.	16,300	1,359,909
		5,721,869
Mining — 0.8%
BHP Group Ltd. Sponsored ADR	12,500	965,625
Freeport-McMoRan, Inc.	42,600	2,118,924
Newmont Corp.	45,600	3,622,920
		6,707,469
		30,204,151
Communications — 5.8%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	17,300	613,285
Omnicom Group, Inc.	16,600	1,409,008
		2,022,293
Internet — 2.0%
Alphabet, Inc. Class C (a)	4,226	11,803,176
Amazon.com, Inc. (a)	50	162,997
Booking Holdings, Inc. (a)	960	2,254,512
eBay, Inc.	53,500	3,063,410

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
NortonLifeLock, Inc.	31,800	$843,336
		18,127,431
Media — 1.7%
Charter Communications, Inc. Class A (a)	1,200	654,624
Comcast Corp. Class A	276,500	12,945,730
Fox Corp. Class A	26,100	1,029,645
Nexstar Media Group, Inc. Class A	1,200	226,176
The Walt Disney Co. (a)	3,200	438,912
		15,295,087
Telecommunications — 1.8%
Cisco Systems, Inc.	254,400	14,185,344
Corning, Inc.	7,900	291,589
Motorola Solutions, Inc.	8,020	1,942,444
		16,419,377
		51,864,188
Consumer, Cyclical — 7.5%
Apparel — 0.1%
Capri Holdings Ltd. (a)	8,600	441,954
Ralph Lauren Corp.	1,400	158,816
Skechers U.S.A., Inc. Class A (a)	7,200	293,472
Tapestry, Inc.	6,500	241,475
		1,135,717
Auto Manufacturers — 0.7%
Ford Motor Co.	301,600	5,100,056
PACCAR, Inc.	10,200	898,314
		5,998,370
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	6,800	264,520
Lear Corp.	3,600	513,324
		777,844
Distribution & Wholesale — 0.1%
LKQ Corp.	23,500	1,067,135
Home Builders — 0.6%
D.R. Horton, Inc.	28,200	2,101,182
Lennar Corp. Class A	21,400	1,737,038
NVR, Inc. (a)	200	893,454
PulteGroup, Inc.	20,800	871,520
		5,603,194
Home Furnishing — 0.1%
Whirlpool Corp.	4,800	829,344
Leisure Time — 0.1%
Brunswick Corp.	6,000	485,340

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Lodging — 0.0%
Boyd Gaming Corp.	3,200	$210,496
Retail — 5.7%
Advance Auto Parts, Inc.	5,100	1,055,496
AutoNation, Inc. (a)	6,800	677,144
AutoZone, Inc. (a)	1,500	3,066,870
Bath & Body Works, Inc.	6,400	305,920
BJ's Wholesale Club Holdings, Inc. (a)	8,200	554,402
Darden Restaurants, Inc.	3,700	491,915
Dick's Sporting Goods, Inc. (b)	3,600	360,072
Dollar General Corp.	10,200	2,270,826
Genuine Parts Co.	11,200	1,411,424
Lowe's Cos., Inc.	56,700	11,464,173
Macy's, Inc.	8,500	207,060
McDonald's Corp.	8,800	2,176,064
O'Reilly Automotive, Inc. (a)	5,500	3,767,280
Penske Automotive Group, Inc.	4,900	459,228
Target Corp.	38,800	8,234,136
Walgreens Boots Alliance, Inc.	52,000	2,328,040
Walmart, Inc.	44,977	6,697,975
Williams-Sonoma, Inc.	4,600	667,000
Yum! Brands, Inc.	42,383	5,023,657
		51,218,682
		67,326,122
Consumer, Non-cyclical — 28.8%
Agriculture — 2.6%
Altria Group, Inc.	111,500	5,825,875
Archer-Daniels-Midland Co.	43,100	3,890,206
Bunge Ltd.	10,800	1,196,748
Darling Ingredients, Inc. (a)	22,184	1,783,150
Philip Morris International, Inc.	109,100	10,248,854
		22,944,833
Beverages — 1.0%
The Coca-Cola Co.	72,500	4,495,000
Keurig Dr Pepper, Inc.	118,950	4,508,205
Molson Coors Beverage Co. Class B	5,900	314,942
		9,318,147
Biotechnology — 1.5%
Amgen, Inc.	16,300	3,941,666
Bio-Rad Laboratories, Inc. Class A (a)	2,100	1,182,783
Gilead Sciences, Inc.	71,700	4,262,565
Regeneron Pharmaceuticals, Inc. (a)	6,400	4,469,888
		13,856,902
Commercial Services — 0.5%
AMERCO	1,700	1,014,798
Booz Allen Hamilton Holding Corp.	7,700	676,368
Service Corp. International	13,600	895,152

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Rentals, Inc. (a)	4,400	$1,562,924
		4,149,242
Cosmetics & Personal Care — 0.5%
The Procter & Gamble Co.	20,200	3,086,560
Unilever PLC	31,010	1,403,814
		4,490,374
Food — 1.7%
Campbell Soup Co.	8,800	392,216
Conagra Brands, Inc.	12,300	412,911
General Mills, Inc.	36,600	2,478,552
The J.M. Smucker Co.	6,600	893,706
Kellogg Co.	19,400	1,251,106
The Kraft Heinz Co.	74,000	2,914,860
The Kroger Co.	45,000	2,581,650
Mondelez International, Inc. Class A	48,857	3,067,243
Tyson Foods, Inc. Class A	17,800	1,595,414
		15,587,658
Health Care – Products — 2.4%
Abbott Laboratories	11,077	1,311,074
Danaher Corp.	21,907	6,425,980
Henry Schein, Inc. (a)	8,400	732,396
Hologic, Inc. (a)	14,400	1,106,208
Medtronic PLC	19,252	2,136,009
PerkinElmer, Inc.	14,000	2,442,440
Steris PLC	5,100	1,233,027
Thermo Fisher Scientific, Inc.	10,241	6,048,847
		21,435,981
Health Care – Services — 5.2%
Anthem, Inc.	32,525	15,976,931
Centene Corp. (a)	84,244	7,092,502
DaVita, Inc. (a)	8,700	984,057
HCA Healthcare, Inc.	45,760	11,468,371
Laboratory Corp. of America Holdings (a)	14,300	3,770,338
Quest Diagnostics, Inc.	10,500	1,437,030
UnitedHealth Group, Inc.	10,013	5,106,330
Universal Health Services, Inc. Class B	6,000	869,700
		46,705,259
Household Products & Wares — 0.1%
Kimberly-Clark Corp.	9,600	1,182,336
Pharmaceuticals — 13.3%
AbbVie, Inc.	160,037	25,943,598
AmerisourceBergen Corp.	15,900	2,459,889
AstraZeneca PLC	13,437	1,781,896
AstraZeneca PLC Sponsored ADR	126,313	8,379,604
Becton Dickinson and Co.	29,526	7,853,916
Bristol-Myers Squibb Co.	107,400	7,843,422
Cardinal Health, Inc.	8,100	459,270
Cigna Corp.	27,501	6,589,515
CVS Health Corp.	75,485	7,639,837

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Elanco Animal Health, Inc. (a)	38,934	$1,015,788
Johnson & Johnson	177,516	31,461,161
McKesson Corp.	12,500	3,826,625
Merck & Co., Inc.	152,800	12,537,240
Roche Holding AG	4,764	1,884,044
		119,675,805
		259,346,537
Energy — 5.7%
Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	6,500	544,310
Oil & Gas — 4.8%
APA Corp.	20,700	855,531
Chevron Corp.	56,728	9,237,020
ConocoPhillips	17,300	1,730,000
Devon Energy Corp.	14,400	851,472
EOG Resources, Inc.	45,300	5,401,119
Exxon Mobil Corp.	255,400	21,093,486
Marathon Oil Corp.	44,515	1,117,772
Ovintiv, Inc.	15,000	811,050
Valero Energy Corp.	24,700	2,508,038
		43,605,488
Oil & Gas Services — 0.2%
Baker Hughes Co.	57,400	2,089,934
Pipelines — 0.6%
Kinder Morgan, Inc.	136,800	2,586,888
ONEOK, Inc.	25,400	1,794,002
TC Energy Corp.	17,900	1,009,918
		5,390,808
		51,630,540
Financial — 23.0%
Banks — 11.6%
Bank of America Corp.	723,842	29,836,767
The Bank of New York Mellon Corp.	53,700	2,665,131
Citizens Financial Group, Inc.	25,700	1,164,981
Comerica, Inc.	8,400	759,612
Commerce Bancshares, Inc.	7,430	531,914
Cullen/Frost Bankers, Inc.	3,200	442,912
East West Bancorp, Inc.	8,600	679,572
Fifth Third Bancorp	43,000	1,850,720
First Horizon Corp.	24,713	580,508
The Goldman Sachs Group, Inc.	20,500	6,767,050
JP Morgan Chase & Co.	216,000	29,445,120
KeyCorp.	59,000	1,320,420
M&T Bank Corp.	7,500	1,271,250
Morgan Stanley	69,500	6,074,300
Northern Trust Corp.	12,600	1,467,270
Pinnacle Financial Partners, Inc.	2,000	184,160
The PNC Financial Services Group, Inc.	25,500	4,703,475
Regions Financial Corp.	58,000	1,291,080

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Corp.	38,159	$3,324,412
Synovus Financial Corp.	3,700	181,300
Truist Financial Corp.	80,800	4,581,360
US Bancorp	90,173	4,792,695
Wells Fargo & Co.	1,449	70,219
Zions Bancorp NA	9,900	649,044
		104,635,272
Diversified Financial Services — 3.0%
Ally Financial, Inc.	22,600	982,648
American Express Co.	46,900	8,770,300
Ameriprise Financial, Inc.	6,900	2,072,484
Capital One Financial Corp.	27,600	3,623,604
The Charles Schwab Corp.	62,924	5,305,122
CME Group, Inc.	8,944	2,127,420
Credit Acceptance Corp. (a) (b)	1,000	550,370
Discover Financial Services	17,800	1,961,382
Raymond James Financial, Inc.	12,400	1,362,884
SEI Investments Co.	8,700	523,827
		27,280,041
Insurance — 7.2%
Aflac, Inc.	42,400	2,730,136
The Allstate Corp.	18,200	2,520,882
American Financial Group, Inc.	5,200	757,224
American International Group, Inc.	143,291	8,994,376
Arch Capital Group Ltd. (a)	24,200	1,171,764
Assurant, Inc.	3,600	654,588
Chubb Ltd.	62,926	13,459,871
Cincinnati Financial Corp.	9,800	1,332,408
Equitable Holdings, Inc.	27,953	864,027
Everest Re Group Ltd.	2,800	843,864
Fidelity National Financial, Inc.	17,200	840,048
First American Financial Corp.	6,700	434,294
Globe Life, Inc.	5,600	563,360
The Hartford Financial Services Group, Inc.	66,005	4,739,819
Lincoln National Corp.	11,700	764,712
Loews Corp.	16,100	1,043,602
Markel Corp. (a)	890	1,312,964
MetLife, Inc.	54,200	3,809,176
Old Republic International Corp.	12,600	325,962
Principal Financial Group, Inc.	16,600	1,218,606
Prudential Financial, Inc.	23,800	2,812,446
Reinsurance Group of America, Inc.	2,000	218,920
RenaissanceRe Holdings Ltd.	2,700	427,977
The Travelers Cos., Inc.	53,601	9,794,511
Voya Financial, Inc. (b)	8,000	530,800
W.R. Berkley Corp.	16,200	1,078,758
Willis Towers Watson PLC	7,800	1,842,516
		65,087,611
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	9,700	887,744
Jones Lang LaSalle, Inc. (a)	3,900	933,894
		1,821,638

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.0%
Alexandria Real Estate Equities, Inc.	2,138	$430,273
Equinix, Inc.	2,210	1,638,980
Equity LifeStyle Properties, Inc.	4,868	372,305
Prologis, Inc.	37,430	6,044,196
		8,485,754
		207,310,316
Industrial — 9.6%
Aerospace & Defense — 2.5%
General Dynamics Corp.	22,300	5,378,314
L3 Harris Technologies, Inc.	22,288	5,537,899
Lockheed Martin Corp.	15,800	6,974,120
Northrop Grumman Corp.	9,700	4,338,034
		22,228,367
Building Materials — 0.3%
Martin Marietta Materials, Inc.	1,946	748,996
Masco Corp.	20,300	1,035,300
Owens Corning	8,400	768,600
		2,552,896
Electronics — 0.5%
Arrow Electronics, Inc. (a)	5,800	688,054
Honeywell International, Inc.	9,761	1,899,296
Hubbell, Inc.	2,951	542,305
Jabil, Inc.	11,700	722,241
Sensata Technologies Holding PLC (a)	8,500	432,225
		4,284,121
Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	3,727	513,618
Environmental Controls — 0.2%
Republic Services, Inc.	12,464	1,651,480
Hand & Machine Tools — 0.1%
Snap-on, Inc.	4,200	863,016
Machinery – Construction & Mining — 0.1%
Caterpillar, Inc.	4,900	1,091,818
Oshkosh Corp.	3,700	372,405
		1,464,223
Machinery – Diversified — 0.9%
AGCO Corp.	2,200	321,266
Deere & Co.	19,000	7,893,740
		8,215,006
Miscellaneous - Manufacturing — 1.5%
General Electric Co.	95,284	8,718,486
Parker-Hannifin Corp.	7,800	2,213,328
Siemens AG Registered	10,941	1,516,009

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Textron, Inc.	17,700	$1,316,526
		13,764,349
Packaging & Containers — 0.6%
Amcor PLC	121,500	1,376,595
Berry Global Group, Inc. (a)	6,900	399,924
Crown Holdings, Inc.	10,500	1,313,445
Packaging Corp. of America	8,582	1,339,736
Sealed Air Corp.	12,100	810,216
WestRock Co.	10,345	486,525
		5,726,441
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,500	498,600
Transportation — 2.7%
C.H. Robinson Worldwide, Inc.	7,500	807,825
CSX Corp.	148,457	5,559,714
Expeditors International of Washington, Inc.	9,700	1,000,652
Knight-Swift Transportation Holdings, Inc.	10,100	509,646
Norfolk Southern Corp.	10,226	2,916,660
Union Pacific Corp.	3,372	921,264
United Parcel Service, Inc. Class B	58,621	12,571,860
		24,287,621
		86,049,738
Technology — 7.2%
Computers — 1.9%
Accenture PLC Class A	4,457	1,503,034
Cognizant Technology Solutions Corp. Class A	22,422	2,010,581
DXC Technology Co. (a)	6,500	212,095
Genpact Ltd.	14,700	639,597
Hewlett Packard Enterprise Co.	100,100	1,672,671
HP, Inc.	99,900	3,626,370
International Business Machines Corp.	51,200	6,657,024
Leidos Holdings, Inc.	4,000	432,080
		16,753,452
Semiconductors — 1.9%
Advanced Micro Devices, Inc. (a)	18,400	2,011,856
ASML Holding NV	1,750	1,168,877
KLA Corp.	223	81,631
Micron Technology, Inc.	33,768	2,630,190
QUALCOMM, Inc.	65,090	9,947,054
Texas Instruments, Inc.	5,400	990,792
Wolfspeed, Inc. (a)	2,600	296,036
		17,126,436
Software — 3.4%
Fiserv, Inc. (a)	39,475	4,002,765
Microsoft Corp.	19,994	6,164,350
Oracle Corp.	227,500	18,821,075
salesforce.com, Inc. (a)	5,600	1,188,992

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Synopsys, Inc. (a)	2,700	$899,829
		31,077,011
		64,956,899
Utilities — 7.2%
Electric — 6.9%
Alliant Energy Corp.	15,200	949,696
American Electric Power Co., Inc.	33,023	3,294,705
CMS Energy Corp.	8,628	603,442
Dominion Energy, Inc.	94,792	8,054,476
DTE Energy Co.	8,955	1,183,941
Duke Energy Corp.	22,500	2,512,350
Edison International	21,700	1,521,170
Entergy Corp.	12,200	1,424,350
Evergy, Inc.	13,900	949,926
Eversource Energy	19,600	1,728,524
Exelon Corp.	75,600	3,600,828
FirstEnergy Corp.	32,900	1,508,794
NextEra Energy, Inc.	43,862	3,715,550
NRG Energy, Inc.	14,000	537,040
OGE Energy Corp.	5,900	240,602
PG&E Corp. (a)	135,240	1,614,766
Pinnacle West Capital Corp.	3,300	257,730
PPL Corp.	43,000	1,228,080
Public Service Enterprise Group, Inc.	40,900	2,863,000
Sempra Energy	46,596	7,833,719
The Southern Co.	169,627	12,299,654
Vistra Corp.	27,600	641,700
Xcel Energy, Inc.	57,395	4,142,197
		62,706,240
Gas — 0.2%
NiSource, Inc.	60,500	1,923,900
Water — 0.1%
Essential Utilities, Inc.	13,100	669,803
		65,299,943

TOTAL COMMON STOCK (Cost $680,825,175)		883,988,434

PREFERRED STOCK — 0.1%
Utilities — 0.1%
Electric — 0.1%
The AES Corp. Convertible 6.875% (b)	3,525	348,729

TOTAL PREFERRED STOCK (Cost $352,500)		348,729

TOTAL EQUITIES (Cost $681,177,675)		884,337,163

MML Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.4%

Diversified Financial Services — 1.4%
iShares Russell 1000 Value ETF	70,139	$11,641,671
State Street Navigator Securities Lending Government Money Market Portfolio (c)	1,223,304	1,223,304
		12,864,975

TOTAL MUTUAL FUNDS (Cost $12,782,466)		12,864,975

TOTAL LONG-TERM INVESTMENTS (Cost $693,960,141)		897,202,138

SHORT-TERM INVESTMENTS — 1.1%
Mutual Fund — 0.5%
T. Rowe Price Government Reserve Investment Fund	4,757,086	4,757,086

	Principal Amount
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (d)	$5,364,477	5,364,477

TOTAL SHORT-TERM INVESTMENTS (Cost $10,121,563)		10,121,563

TOTAL INVESTMENTS — 100.8% (Cost $704,081,704) (e)		907,323,701

Other Assets/(Liabilities) — (0.8)%		(7,261,812)

NET ASSETS — 100.0%		$900,061,889

Abbreviation Legend

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,028,065 or 0.23% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $858,146 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	Maturity value of $5,364,477. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $5,471,879.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Momentum Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.9%

COMMON STOCK — 99.9%
Basic Materials — 0.5%
Iron & Steel — 0.5%
Nucor Corp.	1,428	$212,272
Communications — 14.9%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	1,417	50,233
Internet — 14.2%
Alphabet, Inc. Class A (a)	1,214	3,376,559
Alphabet, Inc. Class C (a)	1,139	3,181,215
		6,557,774
Media — 0.1%
FactSet Research Systems, Inc.	145	62,952
Telecommunications — 0.5%
Juniper Networks, Inc.	1,241	46,115
Motorola Solutions, Inc.	659	159,610
		205,725
		6,876,684
Consumer, Cyclical — 5.1%
Auto Manufacturers — 0.7%
Ford Motor Co.	17,399	294,217
Distribution & Wholesale — 0.1%
LKQ Corp.	1,259	57,171
Retail — 4.3%
Advance Auto Parts, Inc.	300	62,088
AutoZone, Inc. (a)	143	292,375
Bath & Body Works, Inc.	923	44,119
Costco Wholesale Corp.	1,989	1,145,366
Genuine Parts Co.	596	75,108
O'Reilly Automotive, Inc. (a)	367	251,380
Tractor Supply Co.	493	115,052
		1,985,488
		2,336,876

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 24.4%
Agriculture — 1.9%
Archer-Daniels-Midland Co.	2,964	$267,531
Philip Morris International, Inc.	6,462	607,040
		874,571
Beverages — 4.6%
The Coca-Cola Co.	17,515	1,085,930
PepsiCo, Inc.	6,135	1,026,876
		2,112,806
Commercial Services — 0.5%
Gartner, Inc. (a)	482	143,376
Robert Half International, Inc.	677	77,300
		220,676
Cosmetics & Personal Care — 3.2%
The Procter & Gamble Co.	9,588	1,465,046
Food — 0.6%
The Hershey Co.	774	167,672
Tyson Foods, Inc. Class A	1,292	115,802
		283,474
Health Care – Services — 6.7%
Anthem, Inc.	1,036	508,904
HCA Healthcare, Inc.	858	215,032
IQVIA Holdings, Inc. (a)	660	152,598
UnitedHealth Group, Inc.	4,370	2,228,569
		3,105,103
Pharmaceuticals — 6.9%
AbbVie, Inc.	7,428	1,204,153
CVS Health Corp.	6,576	665,557
McKesson Corp.	678	207,556
Pfizer, Inc.	21,543	1,115,281
		3,192,547
		11,254,223
Energy — 14.6%
Oil & Gas — 13.4%
APA Corp.	1,757	72,617
Chevron Corp.	10,230	1,665,751
ConocoPhillips	9,795	979,500
Devon Energy Corp.	4,801	283,883
Diamondback Energy, Inc.	849	116,381
EOG Resources, Inc.	3,673	437,932
Exxon Mobil Corp.	23,955	1,978,443
Marathon Oil Corp.	5,080	127,559
Marathon Petroleum Corp.	2,772	237,006

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pioneer Natural Resources Co.	1,133	$283,284
		6,182,356
Oil & Gas Services — 0.5%
Schlumberger NV	5,492	226,874
Pipelines — 0.7%
ONEOK, Inc.	1,925	135,963
The Williams Cos., Inc.	5,519	184,390
		320,353
		6,729,583
Financial — 25.8%
Banks — 7.8%
Bank of America Corp.	33,572	1,383,838
The Bank of New York Mellon Corp.	3,163	156,980
Comerica, Inc.	548	49,556
Fifth Third Bancorp	2,704	116,380
Morgan Stanley	6,146	537,160
The PNC Financial Services Group, Inc.	1,525	281,286
Signature Bank	273	80,123
Wells Fargo & Co.	20,120	975,015
		3,580,338
Diversified Financial Services — 2.9%
American Express Co.	2,439	456,093
Ameriprise Financial, Inc.	497	149,279
The Charles Schwab Corp.	7,550	636,540
Raymond James Financial, Inc.	923	101,447
		1,343,359
Insurance — 9.6%
Aflac, Inc.	2,594	167,028
American International Group, Inc.	3,381	212,225
Arthur J Gallagher & Co.	847	147,886
Berkshire Hathaway, Inc. Class B (a)	8,752	3,088,668
Brown & Brown, Inc.	1,287	93,011
Marsh & McLennan Cos., Inc.	2,443	416,336
Principal Financial Group, Inc.	965	70,841
Prudential Financial, Inc.	1,503	177,610
W.R. Berkley Corp.	794	52,839
		4,426,444
Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	1,632	149,361
Real Estate Investment Trusts (REITS) — 5.2%
AvalonBay Communities, Inc.	826	205,154
Duke Realty Corp.	2,118	122,971
Equity Residential	1,736	156,101
Essex Property Trust, Inc.	259	89,479
Extra Space Storage, Inc.	1,005	206,628
Federal Realty Investment Trust	282	34,424
Mid-America Apartment Communities, Inc.	711	148,919

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	4,345	$701,631
Public Storage	1,037	404,720
Regency Centers Corp.	762	54,361
Simon Property Group, Inc.	1,439	189,315
UDR, Inc.	1,575	90,358
		2,404,061
		11,903,563
Industrial — 3.3%
Aerospace & Defense — 0.7%
General Dynamics Corp.	1,315	317,152
Building Materials — 0.5%
Johnson Controls International PLC	3,227	211,594
Environmental Controls — 0.9%
Republic Services, Inc.	1,058	140,185
Waste Management, Inc.	1,782	282,447
		422,632
Machinery – Diversified — 0.2%
Dover Corp.	694	108,889
Miscellaneous - Manufacturing — 0.6%
Eaton Corp. PLC	1,436	217,927
Textron, Inc.	784	58,314
		276,241
Packaging & Containers — 0.1%
Sealed Air Corp.	790	52,898
Transportation — 0.3%
Old Dominion Freight Line, Inc.	434	129,627
		1,519,033
Technology — 10.2%
Computers — 3.1%
Accenture PLC Class A	2,900	977,967
Fortinet, Inc. (a)	763	260,748
HP, Inc.	3,765	136,669
Seagate Technology Holdings PLC	712	64,009
		1,439,393
Semiconductors — 5.7%
NVIDIA Corp.	9,618	2,624,368
Software — 1.4%
Intuit, Inc.	1,018	489,495
Paychex, Inc.	1,217	166,084
		655,579
		4,719,340

MML Equity Momentum Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 1.1%
Electric — 1.0%
CenterPoint Energy, Inc.	2,389	$73,199
Exelon Corp.	5,069	241,437
FirstEnergy Corp.	2,648	121,437
		436,073
Gas — 0.1%
NiSource, Inc.	1,700	54,060
		490,133

TOTAL COMMON STOCK (Cost $44,511,773)		46,041,707

TOTAL EQUITIES (Cost $44,511,773)		46,041,707

TOTAL LONG-TERM INVESTMENTS (Cost $44,511,773)		46,041,707

TOTAL INVESTMENTS — 99.9% (Cost $44,511,773) (b)		46,041,707

Other Assets/(Liabilities) — 0.1%		64,804

NET ASSETS — 100.0%		$46,106,511

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	See Note 3 for aggregate cost for federal tax purposes.

MML Equity Rotation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 1.3%
Chemicals — 0.9%
Air Products & Chemicals, Inc.	602	$150,446
Ecolab, Inc.	699	123,415
The Sherwin-Williams Co.	755	188,463
		462,324
Mining — 0.4%
Newmont Corp.	2,190	173,996
		636,320
Communications — 16.8%
Internet — 12.7%
Alphabet, Inc. Class A (a)	478	1,329,485
Alphabet, Inc. Class C (a)	454	1,268,018
Amazon.com, Inc. (a)	697	2,272,185
eBay, Inc.	2,117	121,219
F5, Inc. (a)	87	18,179
Meta Platforms, Inc. Class A (a)	5,309	1,180,509
VeriSign, Inc. (a)	284	63,179
		6,252,774
Media — 0.2%
FactSet Research Systems, Inc.	216	93,776
The New York Times Co. Class A	384	17,603
Sirius XM Holdings, Inc. (b)	2,141	14,173
		125,552
Telecommunications — 3.9%
Cisco Systems, Inc.	22,576	1,258,838
Motorola Solutions, Inc.	359	86,950
Verizon Communications, Inc.	10,915	556,010
		1,901,798
		8,280,124
Consumer, Cyclical — 9.8%
Apparel — 0.0%
Columbia Sportswear Co.	125	11,316
Auto Parts & Equipment — 0.1%
Gentex Corp.	1,128	32,904

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.8%
Copart, Inc. (a)	758	$95,106
Fastenal Co.	2,720	161,568
Pool Corp.	203	85,839
Watsco, Inc.	174	53,007
		395,520
Home Furnishing — 0.0%
Dolby Laboratories, Inc. Class A	172	13,454
Housewares — 0.1%
The Scotts Miracle-Gro Co.	121	14,878
Retail — 8.8%
Advance Auto Parts, Inc.	167	34,562
Costco Wholesale Corp.	1,558	897,174
Dollar General Corp.	1,328	295,653
Dollar Tree, Inc. (a)	671	107,461
Domino's Pizza, Inc.	108	43,957
Genuine Parts Co.	440	55,449
The Home Depot, Inc.	2,886	863,866
Lowe's Cos., Inc.	1,842	372,434
O'Reilly Automotive, Inc. (a)	305	208,913
Target Corp.	1,462	310,266
Tractor Supply Co.	474	110,617
Walmart, Inc.	7,019	1,045,269
		4,345,621
		4,813,693
Consumer, Non-cyclical — 29.7%
Agriculture — 1.7%
Altria Group, Inc.	6,804	355,509
Philip Morris International, Inc.	5,066	475,900
		831,409
Beverages — 0.3%
Brown-Forman Corp. Class B	478	32,035
Monster Beverage Corp. (a)	1,814	144,939
		176,974
Biotechnology — 1.7%
Amgen, Inc.	1,642	397,068
Bio-Rad Laboratories, Inc. Class A (a)	68	38,300
Regeneron Pharmaceuticals, Inc. (a)	263	183,685
United Therapeutics Corp. (a)	103	18,479
Vertex Pharmaceuticals, Inc. (a)	747	194,945
		832,477
Commercial Services — 3.0%
Automatic Data Processing, Inc.	2,098	477,379
FTI Consulting, Inc. (a)	128	20,124
Grand Canyon Education, Inc. (a)	133	12,916
MarketAxess Holdings, Inc.	146	49,669

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Moody's Corp.	785	$264,867
Morningstar, Inc.	103	28,136
Rollins, Inc.	1,197	41,955
S&P Global, Inc.	1,269	520,518
Verisk Analytics, Inc.	344	73,833
		1,489,397
Cosmetics & Personal Care — 4.6%
Colgate-Palmolive Co.	3,971	301,121
The Procter & Gamble Co.	12,763	1,950,187
		2,251,308
Food — 0.6%
Flowers Foods, Inc.	588	15,118
General Mills, Inc.	1,394	94,402
The Hershey Co.	453	98,133
Hormel Foods Corp.	1,221	62,930
The J.M. Smucker Co.	261	35,342
		305,925
Health Care – Products — 5.2%
Abbott Laboratories	5,401	639,262
Bio-Techne Corp.	90	38,973
Edwards Lifesciences Corp. (a)	1,879	221,196
Globus Medical, Inc. Class A (a)	215	15,863
Henry Schein, Inc. (a)	435	37,928
IDEXX Laboratories, Inc. (a)	301	164,665
Intuitive Surgical, Inc. (a)	1,077	324,909
Masimo Corp. (a)	198	28,817
ResMed, Inc.	510	123,680
Thermo Fisher Scientific, Inc.	1,301	768,436
Waters Corp. (a)	151	46,869
West Pharmaceutical Services, Inc.	348	142,927
		2,553,525
Health Care – Services — 3.6%
Anthem, Inc.	688	337,960
Chemed Corp.	86	43,563
Humana, Inc.	402	174,938
Quest Diagnostics, Inc.	386	52,828
UnitedHealth Group, Inc.	2,260	1,152,532
		1,761,821
Household Products & Wares — 0.6%
Church & Dwight Co., Inc.	839	83,380
The Clorox Co.	532	73,964
Kimberly-Clark Corp.	977	120,327
		277,671
Pharmaceuticals — 8.4%
Bristol-Myers Squibb Co.	4,716	344,409
Eli Lilly & Co.	2,198	629,441
Johnson & Johnson	10,551	1,869,954
Merck & Co., Inc.	5,471	448,896

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Pfizer, Inc.	11,800	$610,886
Premier, Inc. Class A	494	17,581
Zoetis, Inc.	1,252	236,115
		4,157,282
		14,637,789
Financial — 14.2%
Diversified Financial Services — 5.8%
Cboe Global Markets, Inc.	423	48,400
Lazard Ltd. Class A	255	8,797
Mastercard, Inc. Class A	3,136	1,120,744
Nasdaq, Inc.	409	72,884
SEI Investments Co.	551	33,176
T. Rowe Price Group, Inc.	1,117	168,879
Visa, Inc. Class A	6,342	1,406,465
		2,859,345
Insurance — 6.9%
The Allstate Corp.	749	103,744
Aon PLC Class A	855	278,414
Arthur J Gallagher & Co.	472	82,411
Berkshire Hathaway, Inc. Class B (a)	5,997	2,116,401
Brown & Brown, Inc.	856	61,863
Erie Indemnity Co. Class A	127	22,369
Marsh & McLennan Cos., Inc.	2,114	360,268
The Progressive Corp.	3,378	385,058
White Mountains Insurance Group Ltd.	18	20,452
		3,430,980
Real Estate Investment Trusts (REITS) — 1.5%
AvalonBay Communities, Inc.	321	79,727
Equity LifeStyle Properties, Inc.	489	37,399
Equity Residential	866	77,871
Essex Property Trust, Inc.	139	48,022
Extra Space Storage, Inc.	404	83,062
First Industrial Realty Trust, Inc.	369	22,845
Highwoods Properties, Inc.	263	12,029
Public Storage	937	365,692
		726,647
		7,016,972
Industrial — 5.4%
Aerospace & Defense — 1.3%
L3 Harris Technologies, Inc.	472	117,278
Lockheed Martin Corp.	1,207	532,770
		650,048
Building Materials — 0.1%
Lennox International, Inc.	116	29,912
Masco Corp.	739	37,689
		67,601

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	541	$72,050
Electronics — 0.8%
Agilent Technologies, Inc.	702	92,896
Garmin Ltd.	760	90,144
Keysight Technologies, Inc. (a)	414	65,399
Mettler-Toledo International, Inc. (a)	97	133,199
		381,638
Environmental Controls — 0.2%
Pentair PLC	377	20,437
Republic Services, Inc.	547	72,478
		92,915
Hand & Machine Tools — 0.1%
Snap-on, Inc.	160	32,877
Machinery – Diversified — 0.5%
Cognex Corp.	377	29,086
Graco, Inc.	773	53,894
IDEX Corp.	192	36,812
Otis Worldwide Corp.	1,131	87,030
The Toro Co.	358	30,605
		237,427
Miscellaneous - Manufacturing — 0.8%
3M Co.	1,545	230,019
A.O. Smith Corp.	547	34,948
Illinois Tool Works, Inc.	679	142,183
		407,150
Packaging & Containers — 0.1%
Ardagh Group SA (a) (b) (c) (d)	463	9,829
Sonoco Products Co.	223	13,951
		23,780
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	95	18,947
Transportation — 1.4%
Expeditors International of Washington, Inc.	810	83,560
J.B. Hunt Transport Services, Inc.	322	64,654
Knight-Swift Transportation Holdings, Inc.	428	21,597
Landstar System, Inc.	107	16,139
Old Dominion Freight Line, Inc.	337	100,655
United Parcel Service, Inc. Class B	1,925	412,835
		699,440
		2,683,873
Technology — 22.8%
Computers — 8.6%
Accenture PLC Class A	2,552	860,611

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Amdocs Ltd.	382	$31,404
Apple, Inc.	17,989	3,141,059
Cognizant Technology Solutions Corp. Class A	1,252	112,267
EPAM Systems, Inc. (a)	120	35,593
Fortinet, Inc. (a)	193	65,956
		4,246,890
Semiconductors — 2.1%
Intel Corp.	8,303	411,497
Monolithic Power Systems, Inc.	84	40,797
Texas Instruments, Inc.	3,237	593,925
		1,046,219
Software — 12.1%
Activision Blizzard, Inc.	2,311	185,134
Adobe, Inc. (a)	1,551	706,666
Aspen Technology, Inc. (a)	117	19,348
Broadridge Financial Solutions, Inc.	662	103,080
Cadence Design Systems, Inc. (a)	671	110,353
Cerner Corp.	1,422	133,042
Citrix Systems, Inc.	338	34,104
Electronic Arts, Inc.	1,008	127,522
Intuit, Inc.	724	348,128
Jack Henry & Associates, Inc.	412	81,185
Microsoft Corp.	9,014	2,779,106
MSCI, Inc.	373	187,574
Oracle Corp.	3,547	293,443
Paychex, Inc.	1,844	251,651
salesforce.com, Inc. (a)	1,387	294,488
Synopsys, Inc. (a)	380	126,643
Take-Two Interactive Software, Inc. (a) (b)	256	39,358
Tyler Technologies, Inc. (a)	107	47,603
Veeva Systems, Inc. Class A (a)	295	62,676
VMware, Inc. Class A	117	13,324
		5,944,428
		11,237,537

TOTAL COMMON STOCK (Cost $49,425,275)		49,306,308

TOTAL EQUITIES (Cost $49,425,275)		49,306,308

MUTUAL FUNDS — 0.1%
Diversified Financial Services — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	26,398	26,398

TOTAL MUTUAL FUNDS (Cost $26,398)		26,398

TOTAL LONG-TERM INVESTMENTS (Cost $49,451,673)		49,332,706

MML Equity Rotation Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 100.1% (Cost $49,451,673) (f)		$49,332,706

Other Assets/(Liabilities) — (0.1)%		(32,801)

NET ASSETS — 100.0%		$49,299,905

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $64,846 or 0.13% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $40,282 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $9,829 or 0.02% of net assets.
(d)	Investment was valued using significant unobservable inputs.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML High Yield Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

COMMON STOCK — 0.7%
Energy — 0.7%
Oil & Gas — 0.7%
Fieldwood Energy LLC (a) (b)	3,193	$—
Fieldwood Energy LLC (a) (b)	13,011	—
Tourmaline Oil Corp.	11,112	511,979
		511,979
		511,979

TOTAL COMMON STOCK (Cost $550,886)		511,979

TOTAL EQUITIES (Cost $550,886)		511,979

	Principal Amount
BONDS & NOTES — 91.0%
BANK LOANS — 2.9%
Food — 0.2%
Florida Food Products, LLC, 2021 EUR Term Loan B, 1 mo. USD LIBOR + 5.000%
5.750% VRN 10/18/28	$167,281	164,771
Media — 0.5%
MSG National Properties, LLC, EUR Term Loan B, 3 mo. USD LIBOR + 6.250%
7.000% VRN 11/12/25	351,379	349,622
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B
0.000% VRN 3/30/29 (c)	95,966	94,366
Software — 2.1%
Finastra USA, Inc., 2021 EUR Term Loan B, 3 mo. USD LIBOR + 7.250%
8.250% VRN 6/13/25	1,169,026	1,148,019
Quest Software US Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
8.150% VRN 2/01/30	342,316	331,406
		1,479,425

TOTAL BANK LOANS (Cost $2,097,935)		2,088,184

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CORPORATE DEBT — 88.1%
Advertising — 1.3%
Stagwell Global LLC
5.625% 8/15/29 (d)	$220,000	$208,501
Terrier Media Buyer, Inc.
8.875% 12/15/27 (d)	712,000	730,056
		938,557
Aerospace & Defense — 1.8%
Triumph Group, Inc.
6.250% 9/15/24 (d)	306,000	304,393
7.750% 8/15/25 (e)	984,000	991,262
		1,295,655
Airlines — 2.4%
American Airlines, Inc.
11.750% 7/15/25 (d)	379,000	442,392
American Airlines, Inc. /AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (d)	535,000	539,066
5.750% 4/20/29 (d)	229,000	228,141
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (d)	265,000	276,262
United Airlines, Inc.
4.375% 4/15/26 (d)	122,000	120,094
4.625% 4/15/29 (d)	121,000	115,065
		1,721,020
Auto Manufacturers — 0.9%
Ford Motor Co.
7.450% 7/16/31	153,000	180,852
JB Poindexter & Co., Inc.
7.125% 4/15/26 (d)	435,000	442,513
		623,365
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd.
4.875% 8/15/26 (d)	277,000	264,189
Clarios Global LP/Clarios US Finance Co.
8.500% 5/15/27 (d)	467,000	484,512
		748,701
Beverages — 0.0%
Triton Water Holdings, Inc.
6.250% 4/01/29 (d)	21,000	17,955
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (d)	347,000	311,290
Building Materials — 1.2%
Jeld-Wen, Inc.
4.875% 12/15/27 (d)	68,000	65,110
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (d)	222,000	213,426

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.750% 7/15/28 (d)	$602,000	$607,268
		885,804
Chemicals — 2.7%
ASP Unifrax Holdings, Inc.
7.500% 9/30/29 (d)	96,000	85,369
Consolidated Energy Finance SA
5.625% 10/15/28 (d)	595,000	550,375
6.500% 5/15/26 (d)	174,000	177,597
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (d)	217,000	201,886
Olympus Water US Holding Corp.
4.250% 10/01/28 (d)	326,000	296,279
6.250% 10/01/29 (d) (e)	459,000	406,215
PMHC II, Inc.
9.000% 2/15/30 (d)	295,000	259,576
		1,977,297
Coal — 1.5%
Coronado Finance Pty Ltd.
10.750% 5/15/26 (d)	247,000	264,599
PIC AU Holdings LLC / PIC AU Holdings Corp.
10.000% 12/31/24 (d)	656,000	673,220
Warrior Met Coal, Inc.
7.875% 12/01/28 (d)	135,000	141,919
		1,079,738
Commercial Services — 2.2%
Alta Equipment Group, Inc.
5.625% 4/15/26 (d)	298,000	283,234
APi Escrow Corp.
4.750% 10/15/29 (d)	179,000	166,246
The Hertz Corp.
5.000% 12/01/29 (d)	315,000	285,693
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (d)	52,000	50,180
Prime Security Services Borrower LLC / Prime Finance, Inc.
6.250% 1/15/28 (d)	418,000	409,389
PROG Holdings, Inc.
6.000% 11/15/29 (d) (e)	304,000	281,960
WASH Multifamily Acquisition, Inc.
5.750% 4/15/26 (d)	124,000	124,310
		1,601,012
Computers — 1.6%
CA Magnum Holdings
5.375% 10/31/26 (d)	272,000	267,920
Condor Merger Sub, Inc.
7.375% 2/15/30 (d)	437,000	418,427
Presidio Holdings, Inc.
8.250% 2/01/28 (d)	462,000	471,240
		1,157,587

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.6%
Coty, Inc. /HFC Prestige Products, Inc. /HFC Prestige International US LLC
4.750% 1/15/29 (d)	$446,000	$415,895
Distribution & Wholesale — 0.4%
Resideo Funding, Inc.
4.000% 9/01/29 (d)	308,000	280,295
Diversified Financial Services — 5.1%
Coinbase Global, Inc.
3.375% 10/01/28 (d) (e)	168,000	149,688
3.625% 10/01/31 (d)	136,000	115,940
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (d)	1,445,880	1,314,984
Jefferson Capital Holdings LLC
6.000% 8/15/26 (d)	380,000	361,950
Midcap Financial Issuer Trust
5.625% 1/15/30 (d)	339,000	299,564
6.500% 5/01/28 (d)	270,000	253,940
NFP Corp.
6.875% 8/15/28 (d)	200,000	190,500
OneMain Finance Corp.
4.000% 9/15/30 (e)	169,000	149,143
5.375% 11/15/29	552,000	536,307
PRA Group, Inc.
5.000% 10/01/29 (d)	385,000	364,872
		3,736,888
Electric — 1.5%
PG&E Corp.
5.000% 7/01/28	567,000	548,062
Pike Corp.
5.500% 9/01/28 (d)	593,000	558,903
		1,106,965
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
6.500% 12/31/27 (d)	215,000	212,850
Electronics — 0.4%
Atkore, Inc.
4.250% 6/01/31 (d)	347,000	322,710
Engineering & Construction — 0.4%
Arcosa, Inc. Co.
4.375% 4/15/29 (d)	184,000	174,570
Railworks Holdings LP / Railworks Rally, Inc.
8.250% 11/15/28 (d)	117,000	120,137
		294,707
Entertainment — 1.1%
CCM Merger, Inc.
6.375% 5/01/26 (d)	193,000	194,930
Live Nation Entertainment, Inc.
4.750% 10/15/27 (d)	260,000	254,184

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.
6.625% 3/01/30 (d)	$365,000	$359,810
		808,924
Food — 3.2%
JBS Finance Luxembourg SARL
3.625% 1/15/32 (d)	420,000	384,300
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (d)	826,000	844,403
6.500% 4/15/29 (d)	1,027,000	1,086,731
		2,315,434
Forest Products & Paper — 0.7%
Clearwater Paper Corp.
4.750% 8/15/28 (d)	230,000	213,613
Sylvamo Corp.
7.000% 9/01/29 (d)	270,000	264,978
		478,591
Health Care – Products — 0.3%
Mozart Debt Merger Sub, Inc.
5.250% 10/01/29 (d)	229,000	214,033
Health Care – Services — 3.7%
Centene Corp.
4.625% 12/15/29	448,000	453,376
Charles River Laboratories International, Inc.
3.750% 3/15/29 (d)	40,000	37,750
4.250% 5/01/28 (d)	146,000	142,168
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (d)	108,000	102,060
5.250% 5/15/30 (d)	468,000	449,767
6.125% 4/01/30 (d) (e)	213,000	198,190
ModivCare Escrow Issuer, Inc.
5.000% 10/01/29 (d)	143,000	133,306
Radiology Partners, Inc.
9.250% 2/01/28 (d)	655,000	655,000
Tenet Healthcare Corp.
4.375% 1/15/30 (d)	165,000	158,388
6.125% 10/01/28 (d)	350,000	355,687
		2,685,692
Home Builders — 1.7%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625% 8/01/29 (d)	198,000	174,602
Empire Communities Corp.
7.000% 12/15/25 (d)	123,000	121,524
M/I Homes, Inc.
4.950% 2/01/28	368,000	346,840
Mattamy Group Corp.
4.625% 3/01/30 (d)	668,000	627,459
		1,270,425

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 0.4%
Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc.
7.625% 10/15/25 (d)	$305,269	$306,530
Internet — 2.4%
Acuris Finance Us, Inc. / Acuris Finance SARL
5.000% 5/01/28 (d)	359,000	329,831
Getty Images, Inc.
9.750% 3/01/27 (d)	74,000	76,590
ION Trading Technologies SARL
5.750% 5/15/28 (d)	298,000	287,198
Millennium Escrow Corp.
6.625% 8/01/26 (d)	296,000	281,034
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750% 4/30/27 (d)	114,000	108,243
6.000% 2/15/28 (d) (e)	171,000	150,104
10.750% 6/01/28 (d)	227,000	236,650
Twitter, Inc.
5.000% 3/01/30 (d)	272,000	270,640
		1,740,290
Leisure Time — 2.3%
Carnival Corp.
5.750% 3/01/27 (d)	487,000	463,950
6.000% 5/01/29 (d)	305,000	287,414
NCL Corp. Ltd.
5.875% 3/15/26 (d)	499,000	474,050
5.875% 2/15/27 (d)	49,000	48,265
NCL Finance Ltd.
6.125% 3/15/28 (d)	94,000	87,170
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (d)	343,000	330,556
		1,691,405
Lodging — 0.9%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (d)	199,000	184,573
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (d)	225,000	221,625
Travel & Leisure Co.
6.625% 7/31/26 (d)	213,000	222,052
		628,250
Machinery – Diversified — 0.3%
OT Merger Corp.
7.875% 10/15/29 (d)	219,000	189,435
Media — 8.5%
Altice Financing SA
5.000% 1/15/28 (d)	152,000	136,245
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 1/15/34 (d)	486,000	422,089

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSC Holdings LLC
4.625% 12/01/30 (d)	$311,000	$260,086
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (d) (e)	230,000	230,055
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (d)	543,000	534,475
DISH DBS Corp.
5.250% 12/01/26 (d)	53,000	50,453
5.750% 12/01/28 (d)	68,000	64,345
7.375% 7/01/28	32,000	30,320
DISH Network Corp.
3.375% 8/15/26	680,000	611,660
Gray Escrow II, Inc.
5.375% 11/15/31 (d)	246,000	235,229
iHeartCommunications, Inc.
8.375% 5/01/27	831,000	860,085
LCPR Senior Secured Financing DAC
5.125% 7/15/29 (d)	465,000	443,933
6.750% 10/15/27 (d)	283,000	290,726
Nexstar Media, Inc.
4.750% 11/01/28 (d)	118,000	114,905
Radiate Holdco LLC / Radiate Finance, Inc.
6.500% 9/15/28 (d)	336,000	318,772
Sinclair Television Group Inc, SERIES 144A, 144A,
5.125% 2/15/27 (d)	178,000	161,535
Sirius XM Radio, Inc.
3.125% 9/01/26 (d)	225,000	212,731
3.875% 9/01/31 (d)	333,000	305,471
Townsquare Media, Inc.
6.875% 2/01/26 (d)	429,000	441,806
Virgin Media Secured Finance PLC
4.500% 8/15/30 (d)	280,000	261,100
Virgin Media Vendor Financing Notes IV DAC
5.000% 7/15/28 (d)	200,000	192,000
		6,178,021
Metal Fabricate & Hardware — 0.2%
Park-Ohio Industries, Inc.
6.625% 4/15/27 (e)	146,000	122,275
Mining — 2.0%
Compass Minerals International, Inc.
4.875% 7/15/24 (d)	294,000	290,693
6.750% 12/01/27 (d)	192,000	194,419
First Quantum Minerals Ltd.
7.250% 4/01/23 (d)	407,000	407,008
Hecla Mining Co.
7.250% 2/15/28 (e)	423,000	443,621
Novelis Corp.
3.250% 11/15/26 (d)	48,000	45,854
3.875% 8/15/31 (d)	50,000	45,733
		1,427,328
Office & Business Equipment — 0.3%
Pitney Bowes, Inc.
6.875% 3/15/27 (d) (e)	250,000	235,000

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 9.3%
Apache Corp.
4.750% 4/15/43	$65,000	$61,792
5.100% 9/01/40	130,000	130,975
5.350% 7/01/49	197,000	189,382
Chesapeake Energy Corp.
5.500% 2/01/26 (d)	90,000	92,212
5.875% 2/01/29 (d)	205,000	211,662
Comstock Resources, Inc.
5.875% 1/15/30 (d)	114,000	112,324
6.750% 3/01/29 (d)	126,000	129,979
CVR Energy, Inc.
5.750% 2/15/28 (d) (e)	949,000	900,041
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250% 11/01/28 (d)	365,000	369,690
MEG Energy Corp.
7.125% 2/01/27 (d)	379,000	396,813
Murphy Oil Corp.
6.375% 7/15/28	182,000	189,508
Nabors Industries Ltd.
7.250% 1/15/26 (d)	339,000	339,000
7.500% 1/15/28 (d)	169,000	164,775
Nabors Industries, Inc.
5.750% 2/01/25	55,000	53,659
7.375% 5/15/27 (d)	227,000	236,164
Neptune Energy Bondco PLC
6.625% 5/15/25 (d)	594,000	594,772
Occidental Petroleum Corp.
6.125% 1/01/31 (e)	387,000	435,859
6.200% 3/15/40	550,000	610,500
6.450% 9/15/36	215,000	253,353
6.950% 7/01/24	88,000	94,398
Parkland Corp.
4.625% 5/01/30 (d)	105,000	97,650
5.875% 7/15/27 (d)	269,000	268,327
Range Resources Corp. Co.
8.250% 1/15/29	123,000	134,797
Rockcliff Energy II LLC
5.500% 10/15/29 (d)	124,000	124,260
Southwestern Energy Co.
4.750% 2/01/32	109,000	108,864
Transocean Guardian Ltd.
5.875% 1/15/24 (d)	28,501	27,290
Transocean Poseidon Ltd.
6.875% 2/01/27 (d)	27,188	26,916
Transocean, Inc.
7.250% 11/01/25 (d)	172,000	149,640
7.500% 1/15/26 (d)	241,000	209,288
8.000% 2/01/27 (d)	66,000	55,770
		6,769,660
Oil & Gas Services — 0.6%
Weatherford International Ltd.
6.500% 9/15/28 (d)	126,000	129,776
8.625% 4/30/30 (d)	302,000	306,636
		436,412

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 1.2%
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (f)	$79,000	$79,889
8.750% 4/15/30 (d) (f)	263,000	247,549
Mauser Packaging Solutions Holding Co.
5.500% 4/15/24 (d)	164,000	163,348
Trident TPI Holdings, Inc.
9.250% 8/01/24 (d)	386,000	387,930
		878,716
Pharmaceuticals — 3.4%
AdaptHealth LLC
5.125% 3/01/30 (d)	451,000	418,866
Bausch Health Americas, Inc.
8.500% 1/31/27 (d) (e)	250,000	249,817
Bausch Health Cos., Inc.
4.875% 6/01/28 (d)	295,000	282,462
5.000% 1/30/28 (d)	446,000	367,312
5.250% 1/30/30 (d)	320,000	251,373
5.250% 2/15/31 (d)	384,000	300,480
Jazz Securities DAC
4.375% 1/15/29 (d)	97,000	94,100
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125% 4/30/28 (d)	200,000	190,929
Par Pharmaceutical, Inc.
7.500% 4/01/27 (d)	352,000	328,469
		2,483,808
Pipelines — 7.0%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375% 6/15/29 (d)	853,000	852,130
Buckeye Partners LP
5.850% 11/15/43	66,000	56,261
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500% 6/15/31 (d)	379,000	372,912
EnLink Midstream LLC
5.375% 6/01/29	173,000	173,000
EnLink Midstream Partners LP
4.850% 7/15/26	56,000	56,140
5.450% 6/01/47	97,000	81,965
5.600% 4/01/44	257,000	221,662
EQM Midstream Partners LP
4.500% 1/15/29 (d)	157,000	147,691
4.750% 1/15/31 (d)	142,000	132,770
6.000% 7/01/25 (d)	182,000	184,462
6.500% 7/01/27 (d)	151,000	157,725
Genesis Energy LP/Genesis Energy Finance Corp.
6.500% 10/01/25	440,000	433,972
Harvest Midstream I LP
7.500% 9/01/28 (d)	228,000	233,518
ITT Holdings LLC
6.500% 8/01/29 (d)	565,000	521,902
NGL Energy Operating LLC / NGL Energy Finance Corp.
7.500% 2/01/26 (d)	546,000	537,095
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% 2/01/31	295,000	297,950

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.000% 1/15/28	$33,000	$33,445
5.500% 3/01/30	28,000	29,190
6.875% 1/15/29	61,000	65,383
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (d)	133,000	129,120
4.125% 8/15/31 (d)	152,000	149,135
Western Midstream Operating LP
5.450% 4/01/44	202,000	205,030
		5,072,458
Real Estate — 0.4%
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750% 1/15/29 (d)	311,000	293,875
Real Estate Investment Trusts (REITS) — 1.6%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.750% 6/15/29 (d)	425,000	402,681
RLJ Lodging Trust LP
3.750% 7/01/26 (d)	107,000	101,650
Service Properties Trust
3.950% 1/15/28	73,000	62,054
4.375% 2/15/30	115,000	95,466
4.950% 2/15/27	58,000	53,827
7.500% 9/15/25	267,000	280,296
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750% 4/15/28 (d)	180,000	170,374
7.875% 2/15/25 (d)	25,000	25,975
		1,192,323
Retail — 4.2%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (d)	81,000	75,772
Bath & Body Works, Inc.
6.750% 7/01/36	97,000	99,192
6.875% 11/01/35	299,000	309,316
BCPE Ulysses Intermediate, Inc.
7.750% 4/01/27 (d)	405,000	367,538
Macy's Retail Holdings LLC
5.875% 4/01/29 (d) (e)	40,000	39,700
5.875% 3/15/30 (d)	71,000	70,252
6.125% 3/15/32 (d)	78,000	77,025
NMG Holding Co., Inc. / Neiman Marcus Group LLC
7.125% 4/01/26 (d)	473,000	485,771
Nordstrom, Inc.
4.000% 3/15/27	65,000	62,611
4.375% 4/01/30	65,000	60,731
5.000% 1/15/44 (e)	331,000	296,374
Sonic Automotive, Inc.
4.625% 11/15/29 (d)	108,000	96,525
4.875% 11/15/31 (d)	63,000	55,843
Staples, Inc.
7.500% 4/15/26 (d)	461,000	447,679
10.750% 4/15/27 (d) (e)	422,000	375,143
Superior Plus LP / Superior General Partner, Inc.
4.500% 3/15/29 (d)	145,000	136,246
		3,055,718

MML High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 1.4%
Avaya Holdings Corp., Convertible,
2.250% 6/15/23	$335,000	$324,447
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (d)	94,000	93,295
6.500% 10/15/28 (d)	68,000	67,570
Open Text Corp.
3.875% 2/15/28 (d)	43,000	41,227
3.875% 12/01/29 (d)	82,000	77,900
Open Text Holdings, Inc.
4.125% 12/01/31 (d)	72,000	67,410
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (d)	402,000	381,671
		1,053,520
Telecommunications — 3.8%
Altice France SA
5.125% 7/15/29 (d)	368,000	329,820
Avaya, Inc.
6.125% 9/15/28 (d)	219,000	215,971
Connect Finco SARL / Connect US Finco LLC
6.750% 10/01/26 (d)	84,000	85,461
Consolidated Communications, Inc.
6.500% 10/01/28 (d)	391,000	360,267
Frontier Communications Holdings LLC
6.000% 1/15/30 (d) (e)	572,000	529,100
Sprint Capital Corp.
6.875% 11/15/28	476,000	552,174
8.750% 3/15/32	401,000	539,717
Windstream Escrow LLC / Windstream Escrow Finance Corp.
7.750% 8/15/28 (d) (e)	179,000	181,238
		2,793,748
Transportation — 1.5%
Carriage Purchaser, Inc.
7.875% 10/15/29 (d)	186,000	171,684
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% 7/31/29 (d)	425,000	396,321
Seaspan Corp.
5.500% 8/01/29 (d)	571,000	533,885
		1,101,890

TOTAL CORPORATE DEBT (Cost $65,754,671)		64,152,052

TOTAL BONDS & NOTES (Cost $67,852,606)		66,240,236

MML High Yield Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 6.6%

Diversified Financial Services — 6.6%
State Street Navigator Securities Lending Government Money Market Portfolio (g)	4,829,550	$4,829,550

TOTAL MUTUAL FUNDS (Cost $4,829,550)		4,829,550

TOTAL LONG-TERM INVESTMENTS (Cost $73,233,042)		71,581,765

	Principal Amount
SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 5.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (h)	$3,819,989	3,819,989

TOTAL SHORT-TERM INVESTMENTS (Cost $3,819,989)		3,819,989

TOTAL INVESTMENTS — 103.5% (Cost $77,053,031) (i)		75,401,754

Other Assets/(Liabilities) — (3.5)%		(2,560,334)

NET ASSETS — 100.0%		$72,841,420

Abbreviation Legend

VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $0 or 0.00% of net assets.
(c)	All or a portion of the security represents unsettled loan commitments at March 31, 2022 where the rate will be determined at time of settlement.
(d)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $52,145,070 or 71.59% of net assets.
(e)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $5,310,468 or 7.29% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $592,329 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Represents investment of security lending cash collateral. (Note 2).
(h)	Maturity value of $3,819,989. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,896,404.
(i)	See Note 3 for aggregate cost for federal tax purposes.

MML Inflation-Protected and Income Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 96.0%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 55.9%
Automobile Asset-Backed Securities — 3.2%
Carvana Auto Receivables Trust
Series 2020-N3, Class B, 0.660% 6/12/28	$5,879,000	$5,783,886
Series 2021-P2, 1.880% 5/10/28 (a)	334,835	334,539
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,306,000	2,236,385
		8,354,810
Commercial Mortgage-Backed Securities — 2.7%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.897% FRN 7/15/35 (a)	1,000,000	982,502
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000%
2.397% FRN 10/15/36 (a)	1,487,500	1,459,683
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
2.147% FRN 12/15/37 (a)	308,865	303,667
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.997% FRN 5/15/36 (a)	4,000,000	3,955,023
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	476,000	469,186
		7,170,061
Home Equity Asset-Backed Securities — 1.4%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
0.907% FRN 6/25/36	437,375	435,306
Citigroup Mortgage Loan Trust, Series 2006-HE2, Class M1, 1 mo. USD LIBOR + .435%
0.892% FRN 8/25/36	705,920	701,477
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
1.072% FRN 4/25/36	1,924,678	1,901,221
Residential Asset Securities Trust, Series 2005-EMX1, Class M1, 1 mo. USD LIBOR + .645%
1.102% FRN 3/25/35	691,467	689,960
		3,727,964
Other Asset-Backed Securities — 28.1%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 3/15/41 (a)	100,078	99,707

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 9/15/41 (a)	$72,981	$71,607
Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 12/15/41 (a)	36,044	36,007
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	1,654,225	1,629,526
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	1,438,099	1,407,131
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	2,143,000	2,117,639
Series 2020-Z2, Class A, 1.900% 1/15/25 (a)	1,479,876	1,471,751
Series 2021-A, Class D, 3.490% 8/15/25 (a)	1,600,000	1,579,470
Series 2020-A, Class B, 3.540% 2/18/25 (a)	1,000,000	999,189
BHG Securitization Trust, Series 2021-B, Class A
0.900% 10/17/34 (a)	1,393,901	1,346,565
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,948,005	1,918,122
Citigroup Mortgage Loan Trust, Series 2006-WFH2, Class M1, 1 mo. USD LIBOR + .405%
0.862% FRN 8/25/36	553,405	552,648
Crossroads Asset Trust, Series 2021-A, Class A2
0.820% 3/20/24 (a)	399,187	395,998
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	2,699,917	2,672,368
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	1,800,157	1,783,760
Series 2019-1A, Class A, 3.630% 2/18/31 (a)	33,284	33,334
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 0.617% FRN 11/25/36	532,127	521,169
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 1.177% FRN 10/25/35	354,348	353,248
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	3,602,304	3,439,093
FREED ABS Trust, Series 2021-2, Class B
1.030% 6/19/28 (a)	2,348,000	2,321,229
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 0.981% FRN 11/01/23 (a)	5,832,076	5,830,282
Series 2022-1A, Class C, 30 Day SOFR + .350% 3.555% FRN 4/01/24 (a) (c)	1,700,000	1,700,000
Series 2022-1A, Class E, 30 Day SOFR + .575% 5.800% FRN 4/01/24 (a) (c)	800,000	799,959
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
0.717% FRN 3/25/37	214,158	211,673
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
2.641% FRN 2/15/39 (a)	700,000	692,583
LCM Ltd., Series 19A, Class AR, 3 mo. USD LIBOR + 1.240%
1.481% FRN 7/15/27 (a)	495,811	495,518
Lendmark Funding Trust, Series 2019-2A, Class A
2.780% 4/20/28 (a)	6,600,000	6,534,702
Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A4, 1 mo. USD LIBOR + .680%
1.137% FRN 1/25/46	120,221	120,172
Marlette Funding Trust
Series 2020-1A, Class B, 2.380% 3/15/30 (a)	550,822	551,039
Series 2019-2A, Class B, 3.530% 7/16/29 (a)	1,895	1,896
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class AT1, ABS, 144A, 1.426% 8/15/53 (a)	2,250,000	2,196,711
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,100,000	1,074,607

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NP SPE II LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	$240,442	$226,822
NRZ Advance Receivables Trust, Series 2020-T3, Class CT3
1.814% 10/15/52 (a)	536,400	511,725
Oportun Funding LLC
3.250% 6/15/29 (a)	2,900,000	2,891,979
Orange Lake Timeshare Trust, Series 2016-A, Class A
2.610% 3/08/29 (a)	90,473	90,586
Pagaya AI Debt Selection Trust, Series 2021-3, Class A
1.150% 5/15/29 (a)	3,331,557	3,268,127
Pagaya AI Debt Trust 2022-1, Series 2022-1, Class A
2.030% 10/15/29 (a)	10,600,000	10,400,518
Sierra Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	1,107,846	1,093,861
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	250,440	250,820
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	283,671	279,612
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	226,589	226,486
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C
3.120% 5/20/36 (a)	1,858,949	1,832,250
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	946,000	951,834
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
1.192% FRN 3/25/35	837,312	833,872
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 0.627% FRN 1/25/37	267,273	263,811
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 1.102% FRN 2/25/36	426,039	425,071
Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200% 1.657% FRN 11/25/35 (a)	601,581	589,111
Upstart Securitization Trust
Series 2021-4, Class A, 0.840% 9/20/31 (a)	4,586,777	4,461,357
Series 2020-3, Class A, 1.702% 11/20/30 (a)	915,769	912,739
		74,469,284
Student Loans Asset-Backed Securities — 7.7%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
1.066% FRN 3/28/68	2,188,434	2,120,528
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.729% FRN 1/15/37	332,755	302,689
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	184,161	173,024
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	17,137	16,287
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
1.307% FRN 5/27/42 (a)	547,242	547,361
EdLinc Student Loan Funding Trust, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	326,885	323,016
Edsouth Indenture
No.9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800% 1.257% FRN 10/25/56 (a)	265,822	265,149
No.10 LLC, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 12/25/58 (a)	1,000,000	998,383

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
1.207% FRN 8/25/42 (a)	$262,044	$261,634
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
1.198% FRN 8/25/48 (a)	172,173	171,295
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
0.628% FRN 6/28/39 (a)	378,667	346,184
KeyCorp Student Loan Trust, Series 2005-A, Class 2B, 3 mo. USD LIBOR + .730%
1.696% FRN 9/27/38	386,252	385,829
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX
2.340% 10/25/48 (a)	188,133	187,349
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	2,470,665	2,361,489
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	488,848	473,502
Navient Student Loan Trust
Series 2017-3A, Class A2, 1 mo. USD LIBOR + .600% 1.057% FRN 7/26/66 (a)	343,838	343,070
Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200% 1.597% FRN 12/15/28 (a)	159,852	159,901
Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150% 1.607% FRN 7/26/66 (a)	396,940	395,943
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.207% FRN 12/26/40 (a)	65,686	65,651
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/38	532,391	477,320
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 0.608% FRN 10/25/40	870,503	799,388
Series 2005-2, Class B, 3 mo. USD LIBOR + .170% 1.104% FRN 3/23/37	854,830	784,085
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.216% FRN 6/25/41	256,646	235,946
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/41 (a)	375,000	374,998
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 1.056% FRN 12/15/39	941,056	849,031
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 1.106% FRN 3/15/40	1,425,854	1,329,002
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 0.398% FRN 10/25/28	186,329	185,400
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/25/70	285,849	267,185
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	322,919	301,359
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 0.478% FRN 1/25/41	333,969	312,540
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.558% FRN 7/25/25	99,092	98,940
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.568% FRN 1/25/55	299,071	283,673
Series 2004-8, Class B, 3 mo. USD LIBOR + .460% 0.718% FRN 1/25/40	327,961	309,920
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 0.728% FRN 10/25/64	228,338	217,789
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 1.476% FRN 12/15/38	327,414	311,430
SMB Private Education Loan Trust
Series 2018-B, Class A2B, 1 mo. USD LIBOR + .720% 1.117% FRN 1/15/37 (a)	882,960	879,698
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 1.267% FRN 7/15/36 (a)	1,109,969	1,109,438
SoFi Alternative Trust, Series 2019-C, Class PT,
3.997% VRN 1/25/45 (a) (b)	744,650	767,229
SoFi Professional Loan Program LLC

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2017-A, Class A1, 1 mo. USD LIBOR + .700% 1.157% FRN 3/26/40 (a)	$87,676	$87,597
Series 2016-B, Class A2B, 2.740% 10/25/32 (a)	427,605	427,603
		20,307,855
Whole Loan Collateral Collateralized Mortgage Obligations — 12.8%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a)	2,283,554	2,252,161
Angel Oak Mortgage Trust 2020-6, Series 2020-6, Class A1,
1.261% VRN 5/25/65 (a) (b)	1,261,867	1,233,646
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.137% FRN 8/25/49 (a)	1,086,012	1,083,616
Citigroup Mortgage Loan Trust, Series 2019-IMC1, Class A3,
3.030% VRN 7/25/49 (a) (b)	250,888	250,136
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	7,539,193	7,298,208
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a) (d)	700,000	700,000
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
1.207% FRN 5/25/55 (a)	4,667,000	4,634,566
Oceanview Trust 2021-EBO1
Series 2021-1, Class A, 1.219% VRN 12/29/51 (a) (b)	4,232,843	4,180,749
Series 2021-1, Class M3, 3.090% VRN 12/29/51 (a) (b)	2,000,000	1,948,413
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	1,639,617	1,548,954
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 1.407% FRN 2/25/60 (a)	504,582	503,726
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class 1APT, 1 mo. USD LIBOR + .620%
1.077% FRN 11/25/35	271,499	270,880
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	440,000	438,103
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	868,076	860,511
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	4,547,551	4,349,496
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (b)	919,707	911,170
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	978,548	924,478
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	563,978	559,331
		33,948,144

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $149,355,358)		147,978,118

U.S. Government Agency Obligations and Instrumentalities (e) — 11.7%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 year CMT + 2.189% 2.346% 3/01/37	108,459	112,441
Whole Loans — 11.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-DNA1, Class M1, 30 Day SOFR + .650% 0.749% FRN 1/25/51 (a)	$98,685	$98,439
Series 2021-DNA6, Class M1, 30 Day SOFR + .800% 0.899% FRN 10/25/41 (a)	6,550,000	6,479,437
Series 2021-HQA3, Class M1, 30 Day SOFR + .850% 0.949% FRN 9/25/41 (a)	7,667,000	7,473,370
Series 2020-DNA6, Class M1, 30 Day SOFR + .900% 0.999% FRN 12/25/50 (a)	140,701	140,490
Series 2018-DNA2, Class M2AS, 1 mo. USD LIBOR + .950% 1.407% FRN 12/25/30 (a)	3,951,640	3,928,198
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 2.157% FRN 1/25/50 (a)	1,821,881	1,820,331
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 2.557% FRN 9/25/48 (a)	1,267,541	1,269,210
Series 2018-DNA2, Class M2A, 1 mo. USD LIBOR + 2.150% 2.607% FRN 12/25/30 (a)	3,754,058	3,763,223
Series 2020-DNA5, Class M2, 30 Day SOFR + 2.800% 2.899% FRN 10/25/50 (a)	292,673	293,740
Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 30 Day SOFR + .750% 0.849% FRN 10/25/41 (a)	2,612,872	2,594,133
Series 2019-R05, Class 1M2, 1 mo. USD LIBOR + 2.000% 2.457% FRN 7/25/39 (a)	143,880	143,901
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 2.607% FRN 9/25/31 (a)	1,929,477	1,933,301
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 2.757% FRN 8/25/31 (a)	1,037,788	1,038,125
		30,975,898

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $31,424,419)		31,088,339

U.S. TREASURY OBLIGATIONS — 28.4%
U.S. Treasury Bonds & Notes — 28.4%
U.S. Treasury Inflation Index
0.125% 2/15/52	151,454	159,772
0.125% 7/15/24	2,988,918	3,139,590
0.125% 10/15/24	3,396,112	3,558,024
0.125% 4/15/25	1,958,688	2,050,234
0.125% 10/15/25	1,733,216	1,819,606
0.125% 4/15/26	2,143,540	2,244,730
0.125% 7/15/26	2,931,475	3,087,095
0.125% 10/15/26	1,902,910	2,002,553
0.125% 1/15/30	2,621,904	2,773,722
0.125% 7/15/30	2,850,276	3,035,915
0.125% 1/15/31	3,050,237	3,247,271
0.125% 7/15/31	2,831,490	3,027,445
0.125% 1/15/32 (f)	2,534,900	2,712,277
0.125% 2/15/51	2,429,078	2,528,391
0.250% 1/15/25	2,403,047	2,524,138
0.250% 7/15/29	2,692,109	2,880,206
0.250% 2/15/50	655,956	699,712
0.375% 7/15/25 (g)	2,838,650	3,007,583
0.375% 1/15/27	2,152,623	2,285,732
0.375% 7/15/27	2,642,746	2,819,514
0.500% 1/15/28	1,452,850	1,557,727
0.625% 1/15/26	1,449,065	1,547,641

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
0.625% 2/15/43	$978,024	$1,103,181
0.750% 7/15/28	2,043,526	2,239,856
0.750% 2/15/42	1,306,095	1,508,421
0.750% 2/15/45	1,104,089	1,282,253
0.875% 1/15/29	2,226,300	2,463,975
0.875% 2/15/47	582,190	706,087
1.000% 2/15/46	237,248	292,229
1.000% 2/15/48	911,848	1,146,174
1.000% 2/15/49	502,641	637,366
1.375% 2/15/44	1,447,212	1,877,569
2.000% 1/15/26	849,684	953,704
2.125% 2/15/40	390,126	554,807
2.125% 2/15/41	834,269	1,191,624
2.375% 1/15/25	2,087,582	2,320,763
2.375% 1/15/27	418,128	485,935
2.500% 1/15/29	785,484	958,950
3.375% 4/15/32	395,878	560,669
3.625% 4/15/28	782,010	992,527
3.875% 4/15/29	854,880	1,133,902
		75,118,870

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,208,062)		75,118,870

TOTAL BONDS & NOTES (Cost $257,987,839)		254,185,327

TOTAL PURCHASED OPTIONS (#) — 0.7% (Cost $1,845,236)		1,890,498

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	2,716,698	2,716,698

TOTAL MUTUAL FUNDS (Cost $2,716,698)		2,716,698

TOTAL LONG-TERM INVESTMENTS (Cost $262,549,773)		258,792,523

SHORT-TERM INVESTMENTS — 5.6%
Commercial Paper — 3.4%
Ingredion, Inc.
0.913% 4/11/22 (a)	3,000,000	2,999,432
Mccormick & Co, Inc.
0.608% 4/06/22 (a)	3,000,000	2,999,718
NRW Bank
0.289% 4/12/22 (a)	1,000,000	999,903
Sempra Energy
0.700% 4/18/22 (a)	2,000,000	1,999,242
		8,998,295

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	$5,827,618	$5,827,618

TOTAL SHORT-TERM INVESTMENTS (Cost $14,825,823)		14,825,913

TOTAL INVESTMENTS — 103.3% (Cost $277,375,596) (j)		273,618,436

Other Assets/(Liabilities) — (3.3)%		(8,706,430)

NET ASSETS — 100.0%		$264,912,006

Abbreviation Legend

FRN	Floating Rate Note
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $165,315,863 or 62.40% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $700,000 or 0.26% of net assets.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $2,661,102 or 1.00% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $5,827,618. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $5,944,248.
(j)	See Note 3 for aggregate cost for federal tax purposes.

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annual	USD	1,967,000	$137,061	$98,335	$38,726
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%##	Semi-Annual	3-Month USD LIBOR BBA	Quarterly	USD	22,880,000	$1,165,736	$1,143,840	$21,896
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%##	Semi-Annual	3-Month USD LIBOR BBA	Quarterly	USD	12,590,000	587,701	603,061	(15,360)
									1,753,437	1,746,901	6,536
									$1,890,498	$1,845,236	$45,262

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	26	$4,036,574	$(134,949)
U.S. Treasury Note 2 Year	6/30/22	21	4,472,666	(22,307)
				$(157,256)
Short
U.S. Treasury Ultra 10 Year	6/21/22	31	$(4,310,244)	$110,713
U.S. Treasury Ultra Bond	6/21/22	9	(1,611,501)	17,376
				$128,089

OTC Inflation-Rate Swaps

Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3.630%	Maturity	U.S. Consumer Price Index	Maturity	Bank of America N.A.	12/02/23	USD	7,000,000	$250,802	$—	$250,802
2.000%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	12/24/23	USD	4,000,000	416,330	—	416,330
4.130%	Maturity	U.S. Consumer Price Index	Maturity	JP Morgan Chase Bank N.A.	3/09/24	USD	8,000,000	69,378	—	69,378
								$736,510	$—	$736,510

MML Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/29/22	32,807,085	$(335,134)	$—	$(335,134)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/22	55,570,512	(1,033,460)	—	(1,033,460)
0.20%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	5/31/22	10,445,535	(283,752)	—	(283,752)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/29/22	41,389,577	(422,807)	—	(422,807)
0.00%	Maturity	Bloomberg Barclays US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/22	46,308,698	(861,216)	—	(861,216)
							$(2,936,369)	$—	$(2,936,369)

##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML iShares 60/40 Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 104.7%

Equity Funds — 59.3%
iShares Core Dividend Growth ETF	14,409	$769,584
iShares Core MSCI Emerging Markets ETF	9,251	513,893
iShares Core MSCI International Developed Markets ETF	52,390	3,333,576
iShares Core S&P 500 ETF	5,078	2,303,838
iShares Core S&P Mid-Cap ETF	1,893	507,967
iShares Core S&P Total US Stock Market ETF	78,505	7,924,295
		15,353,153
Fixed Income Funds — 45.4%
iShares 20+ Year Treasury Bond ETF	4,002	528,584
iShares Broad USD High Yield Corporate Bond ETF	6,689	259,935
iShares Core International Aggregate Bond ETF	2,519	131,316
iShares Core U.S. Aggregate Bond ETF	77,122	8,259,766
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	25,302	1,308,619
State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,255,040	1,255,040
		11,743,260

TOTAL MUTUAL FUNDS (Cost $27,442,165)		27,096,413

TOTAL LONG-TERM INVESTMENTS (Cost $27,442,165)		27,096,413

TOTAL INVESTMENTS — 104.7% (Cost $27,442,165) (c)		27,096,413

Other Assets/(Liabilities) — (4.7)%		(1,224,247)

NET ASSETS — 100.0%		$25,872,166

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,224,730 or 4.73% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML iShares 80/20 Allocation Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 104.4%

Diversified Financial Services — 104.4%
iShares 20+ Year Treasury Bond ETF	2,238	$295,595

iShares Broad USD High Yield Corporate Bond ETF	7,482	290,750

iShares Core Dividend Growth ETF	16,116	860,756

iShares Core International Aggregate Bond ETF	5,634	293,700

iShares Core MSCI Emerging Markets ETF	25,867	1,436,912

iShares Core MSCI International Developed Markets ETF	67,609	4,301,961

iShares Core S&P 500 ETF	5,049	2,290,681

iShares Core S&P Mid-Cap ETF	4,235	1,136,420

iShares Core S&P Total US Stock Market ETF	127,457	12,865,510

iShares Core U.S. Aggregate Bond ETF	32,859	3,519,199

iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	28,299	1,463,624

State Street Navigator Securities Lending Government Money Market Portfolio (b)	1,397,557	1,397,557

TOTAL MUTUAL FUNDS (Cost $30,389,737)		30,152,665

TOTAL LONG-TERM INVESTMENTS (Cost $30,389,737)		30,152,665

TOTAL INVESTMENTS — 104.4% (Cost $30,389,737) (c)		30,152,665

Other Assets/(Liabilities) — (4.4)%		(1,259,399)

NET ASSETS — 100.0%		$28,893,266

Abbreviation Legend

ETF	Exchange-Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $1,363,805 or 4.72% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Represents investment of security lending cash collateral. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

CORPORATE DEBT — 36.9%
Aerospace & Defense — 0.3%
The Boeing Co.
5.150% 5/01/30	$2,200,000	$2,346,483
5.930% 5/01/60	605,000	698,155
		3,044,638
Agriculture — 1.1%
Altria Group, Inc.
5.800% 2/14/39	1,375,000	1,483,128
BAT Capital Corp.
2.259% 3/25/28	725,000	651,691
4.700% 4/02/27	2,365,000	2,429,066
4.758% 9/06/49	540,000	496,495
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	2,764,000	2,705,561
Reynolds American, Inc.
5.850% 8/15/45	985,000	1,008,199
Viterra Finance BV
3.200% 4/21/31 (a)	1,315,000	1,210,280
		9,984,420
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 4/01/28	1,289,919	1,260,313
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 3/01/26	384,450	351,299
		1,611,612
Auto Manufacturers — 0.8%
Ford Motor Credit Co. LLC
3.087% 1/09/23	1,410,000	1,410,423
4.140% 2/15/23	1,360,000	1,371,492
General Motors Co.
5.150% 4/01/38	800,000	813,332
6.800% 10/01/27	1,890,000	2,136,471
General Motors Financial Co., Inc.
3.100% 1/12/32	1,750,000	1,573,163
		7,304,881
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52 (b)	1,325,000	1,089,442

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Banks — 6.8%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	$1,875,000	$1,916,719
Bank Hapoalim BM 5 year CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,600,000	2,392,000
Bank of America Corp.
SOFR + 1.220% 2.299% VRN 7/21/32	1,355,000	1,206,151
5 year CMT + 1.200% 2.482% VRN 9/21/36	2,635,000	2,265,838
SOFR + 2.150% 2.592% VRN 4/29/31	1,255,000	1,157,972
5 year CMT + 2.000% 3.846% VRN 3/08/37	2,145,000	2,054,449
4.183% 11/25/27	1,090,000	1,112,833
3 mo. USD LIBOR + 1.814% 4.244% VRN 4/24/38	1,150,000	1,198,394
3 mo. USD LIBOR + 1.310% 4.271% VRN 7/23/29	475,000	490,943
6.110% 1/29/37	1,550,000	1,851,963
7.750% 5/14/38	400,000	558,613
The Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
4.650% VRN (c)	3,575,000	3,450,769
Barclays PLC
4.337% 1/10/28	920,000	936,312
5.200% 5/12/26	1,320,000	1,372,483
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	1,860,000	1,683,692
Citigroup, Inc.
4.450% 9/29/27	1,825,000	1,885,360
6.625% 6/15/32	1,525,000	1,843,201
Credit Suisse AG
6.500% 8/08/23 (a)	1,630,000	1,670,750
Deutsche Bank AG SOFR + 1.318%
2.552% VRN 1/07/28	2,580,000	2,381,252
Discover Bank 5 year USD Swap + 1.730%
4.682% VRN 8/09/28	1,955,000	1,983,454
First Republic Bank
4.375% 8/01/46	1,700,000	1,754,293
The Goldman Sachs Group, Inc.
5.950% 1/15/27	1,410,000	1,549,867
6.750% 10/01/37	1,795,000	2,262,378
HSBC Holdings PLC
SOFR + 1.285% 2.206% VRN 8/17/29	1,203,000	1,084,125
4.250% 3/14/24	995,000	1,010,259
4.250% 8/18/25	2,781,000	2,816,374
4.375% 11/23/26	699,000	712,829
JP Morgan Chase & Co.
SOFR + 2.515% 2.956% VRN 5/13/31	1,000,000	935,817
5.600% 7/15/41	1,125,000	1,363,966
Mizrahi Tefahot Bank Ltd. 5 year CMT + 2.250%
3.077% VRN 4/07/31 (a)	2,780,000	2,578,450
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,270,000	1,088,065
SOFR + 1.485% 3.217% VRN 4/22/42	1,345,000	1,238,528
4.350% 9/08/26	3,200,000	3,308,595
National Australia Bank Ltd. 5 year CMT + 1.700%
3.347% VRN 1/12/37 (a)	2,960,000	2,732,547
Societe Generale SA 1 year CMT + 1.000%
1.792% VRN 6/09/27 (a)	2,010,000	1,813,494
Valley National Bancorp
5.125% 9/27/23	1,530,000	1,571,725

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
5.375% 11/02/43	$909,000	$1,055,303
		62,289,763
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.900% 2/01/46	3,475,000	3,862,909
Bacardi Ltd.
5.150% 5/15/38 (a) (b)	450,000	489,539
Molson Coors Beverage Co.
4.200% 7/15/46	1,859,000	1,802,729
5.000% 5/01/42	360,000	381,152
		6,536,329
Biotechnology — 0.3%
Amgen, Inc.
3.000% 1/15/52	840,000	711,989
Bio-Rad Laboratories, Inc.
3.700% 3/15/32 (b)	1,935,000	1,912,444
		2,624,433
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.319% 11/15/38	1,200,000	1,379,372
Syngenta Finance NV
4.441% 4/24/23 (a)	1,183,000	1,198,819
Yara International ASA
3.800% 6/06/26 (a)	1,850,000	1,849,428
		4,427,619
Computers — 0.2%
Apple, Inc.
2.650% 5/11/50	700,000	609,334
Dell International LLC / EMC Corp.
8.100% 7/15/36	325,000	427,442
Leidos, Inc.
2.300% 2/15/31	1,260,000	1,095,696
		2,132,472
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	4,115,000	3,710,060
Antares Holdings LP
2.750% 1/15/27 (a)	1,275,000	1,122,185
3.950% 7/15/26 (a)	2,555,000	2,384,638
6.000% 8/15/23 (a)	1,330,000	1,358,346
8.500% 5/18/25 (a)	720,000	792,640
Ares Finance Co. III LLC 5 year CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,585,000	1,505,596
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,080,000	2,092,593
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,755,000	2,437,723
3.250% 2/15/27 (a)	1,610,000	1,516,510
4.250% 4/15/26 (a)	2,976,000	2,938,314

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.500% 1/15/26 (a)	$190,000	$196,319
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,120,000	2,648,074
4.125% 10/07/51 (a)	1,675,000	1,327,059
Brookfield Finance, Inc.
4.350% 4/15/30	1,765,000	1,835,979
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	1,449,648	1,318,411
Lazard Group LLC
3.625% 3/01/27	1,253,000	1,248,879
Synchrony Financial
2.875% 10/28/31	950,000	842,036
		29,275,362
Electric — 0.5%
CMS Energy Corp.
4.875% 3/01/44	780,000	862,360
Duke Energy Corp.
3.750% 9/01/46	1,500,000	1,412,918
NextEra Energy Capital Holdings, Inc. 5 year CMT + 2.547%
3.800% VRN 3/15/82	1,250,000	1,150,285
Pacific Gas and Electric Co.
2.500% 2/01/31	775,000	668,141
Puget Energy, Inc.
2.379% 6/15/28	840,000	769,404
		4,863,108
Food — 0.8%
JBS Finance Luxembourg SARL
3.625% 1/15/32 (a)	5,300,000	4,849,500
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.500% 1/15/30 (a)	776,000	793,289
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,280,000	1,122,642
3.000% 10/15/30 (a)	943,000	855,946
		7,621,377
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,250,000	1,521,694
NiSource, Inc.
5.800% 2/01/42	950,000	1,093,388
NiSource, Inc.
4.800% 2/15/44	1,035,000	1,071,225
		3,686,307
Health Care – Services — 0.2%
City of Hope
4.378% 8/15/48	1,050,000	1,133,151
HCA, Inc.
3.500% 7/15/51	1,250,000	1,077,895
		2,211,046

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 5.9%
Allianz SE 5 year CMT + 2.973%
3.500% VRN (a) (c)	$4,200,000	$3,979,500
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	2,885,000	2,863,363
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48 (b)	2,177,000	2,189,409
AmTrust Financial Services, Inc.
6.125% 8/15/23	3,370,000	3,378,125
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,951,286
Athene Global Funding
2.673% 6/07/31 (a)	2,505,000	2,248,898
AXIS Specialty Finance LLC 5 year CMT + 3.186%
4.900% VRN 1/15/40	1,315,000	1,282,125
Brighthouse Financial, Inc.
4.700% 6/22/47	1,125,000	1,092,273
5.625% 5/15/30	3,067,000	3,362,472
CNO Financial Group, Inc.
5.250% 5/30/29	2,619,000	2,755,465
Enstar Finance LLC 5 year CMT + 5.468%
5.750% VRN 9/01/40	2,200,000	2,175,250
Enstar Group Ltd.
4.950% 6/01/29	2,480,000	2,574,666
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	1,675,000	1,496,562
5 year CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,060,000	2,884,050
Hanwha Life Insurance Co. Ltd. 5 year CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,485,000	2,382,771
Hill City Funding Trust
4.046% 8/15/41 (a)	4,000,000	3,359,585
Liberty Mutual Group, Inc. 5 year CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,220,000	1,149,850
Markel Corp. 5 year CMT + 5.662%
6.000% VRN (c)	1,580,000	1,635,300
MetLife Capital Trust IV
7.875% 12/15/37 (a)	725,000	864,563
New York Life Insurance Co.
3.750% 5/15/50 (a)	510,000	494,098
Prudential Financial, Inc.
3 mo. USD LIBOR + 3.920% 5.625% VRN 6/15/43	1,025,000	1,031,406
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	2,440,000	2,489,239
3 mo. USD LIBOR + 4.175% 5.875% VRN 9/15/42	550,000	554,125
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	3,805,000	3,505,644
Teachers Insurance & Annuity Association of America
4.270% 5/15/47 (a)	750,000	791,973
USF&G Capital I
8.500% 12/15/45 (a)	885,000	1,233,862
		53,725,860
Internet — 0.4%
Expedia Group, Inc.
4.625% 8/01/27	1,330,000	1,381,642

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Netflix, Inc.
5.875% 11/15/28	$1,687,000	$1,859,580
		3,241,222
Investment Companies — 1.6%
Ares Capital Corp.
2.150% 7/15/26	1,850,000	1,674,107
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,908,000	1,899,890
Blackstone Private Credit Fund
1.750% 9/15/24 (a)	335,000	315,008
2.625% 12/15/26 (a)	3,425,000	3,086,737
Golub Capital BDC, Inc.
2.500% 8/24/26	880,000	809,513
3.375% 4/15/24	2,438,000	2,401,809
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	1,945,000	1,873,272
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	2,440,000	2,433,901
		14,494,237
Iron & Steel — 0.4%
Vale Overseas Ltd.
6.250% 8/10/26	2,400,000	2,643,480
6.875% 11/21/36	1,030,000	1,242,448
		3,885,928
Lodging — 0.2%
Las Vegas Sands Corp.
3.200% 8/08/24	2,070,000	1,977,880
Media — 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	765,000	642,700
6.484% 10/23/45	1,485,000	1,692,041
Comcast Corp.
2.887% 11/01/51 (a)	350,000	294,883
2.937% 11/01/56 (a)	1,184,000	977,061
3.969% 11/01/47	630,000	639,695
Discovery Communications LLC
4.000% 9/15/55	1,210,000	1,043,383
4.650% 5/15/50	490,000	474,688
Paramount Global
4.200% 5/19/32	872,000	873,367
4.950% 1/15/31	1,008,000	1,072,084
Time Warner Cable, Inc.
6.750% 6/15/39	985,000	1,142,943
		8,852,845
Metal Fabricate & Hardware — 0.2%
The Timken Co.
4.500% 12/15/28	2,055,000	2,112,347
Mining — 0.6%
Glencore Finance Canada Ltd.
5.550% STEP 10/25/42 (a)	894,000	989,817

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Glencore Funding LLC
2.625% 9/23/31 (a)	$2,685,000	$2,402,115
3.875% 10/27/27 (a)	975,000	970,913
Teck Resources Ltd.
6.000% 8/15/40	850,000	975,566
		5,338,411
Oil & Gas — 2.2%
BP Capital Markets PLC
5 year CMT + 4.036% 4.375% VRN (c)	2,400,000	2,413,200
5 year CMT + 4.398% 4.875% VRN (c)	1,475,000	1,478,687
Cenovus Energy, Inc.
6.750% 11/15/39	765,000	945,302
Devon Energy Corp.
5.600% 7/15/41	800,000	924,011
EQT Corp.
3.900% 10/01/27	2,160,000	2,160,000
Marathon Petroleum Corp.
6.500% 3/01/41	1,120,000	1,381,156
Occidental Petroleum Corp.
6.600% 3/15/46	1,258,000	1,478,150
Ovintiv Exploration, Inc.
5.375% 1/01/26	1,650,000	1,750,750
Ovintiv, Inc.
6.500% 8/15/34	1,050,000	1,246,475
6.500% 2/01/38	545,000	645,853
Patterson-UTI Energy, Inc.
3.950% 2/01/28	1,355,000	1,268,341
5.150% 11/15/29	1,225,000	1,195,114
Petroleos Mexicanos
5.350% 2/12/28	665,000	633,100
6.375% 1/23/45	595,000	475,875
6.500% 3/13/27	585,000	594,067
6.625% 6/15/35	140,000	125,476
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,490,000	1,396,055
		20,111,612
Oil & Gas Services — 0.6%
Halliburton Co.
5.000% 11/15/45	1,000,000	1,085,380
NOV, Inc.
3.600% 12/01/29 (b)	3,123,000	3,070,466
3.950% 12/01/42	1,506,000	1,325,581
		5,481,427
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	1,260,000	1,367,354
Bristol-Myers Squibb Co.
4.350% 11/15/47	830,000	909,808
Cigna Corp.
4.800% 7/15/46	880,000	973,170
CVS Health Corp.
5.050% 3/25/48	455,000	516,339
6.125% 9/15/39	560,000	691,778

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CVS Pass-Through Trust
5.926% 1/10/34 (a)	$967,772	$1,070,220
7.507% 1/10/32 (a)	813,759	948,238
Utah Acquisition Sub, Inc.
5.250% 6/15/46	1,375,000	1,358,659
		7,835,566
Pipelines — 1.9%
Energy Transfer LP
4.200% 4/15/27	885,000	900,880
6.125% 12/15/45	1,000,000	1,103,230
3 mo. USD LIBOR + 4.028% 6.250% VRN (c)	2,370,000	2,029,312
EnLink Midstream Partners LP
4.150% 6/01/25	2,924,000	2,909,146
4.850% 7/15/26	951,000	953,378
Enterprise Products Operating LLC 3 mo. USD LIBOR + 3.033%
5.250% VRN 8/16/77	2,475,000	2,326,974
MPLX LP 3 mo. USD LIBOR + 4.652%
6.875% VRN (c)	1,775,000	1,739,500
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
6.125% VRN (c)	2,345,000	1,988,560
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	1,050,000	1,078,574
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	1,150,000	1,128,160
4.700% 6/15/44	1,195,000	1,122,368
6.650% 1/15/37	375,000	425,511
		17,705,593
Private Equity — 0.8%
Apollo Management Holdings LP 5 year CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,505,000	1,426,181
Hercules Capital, Inc.
2.625% 9/16/26	3,284,000	3,020,109
3.375% 1/20/27	1,745,000	1,640,514
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	710,000	618,983
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,035,000	862,103
		7,567,890
Real Estate Investment Trusts (REITS) — 2.2%
Broadstone Net Lease LLC
2.600% 9/15/31	1,835,000	1,634,229
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,625,000	2,423,265
Host Hotels & Resorts LP
2.900% 12/15/31	580,000	519,023
3.500% 9/15/30	2,120,000	2,021,601
Invitation Homes Operating Partnership LP
4.150% 4/15/32 (d)	505,000	515,816
Kimco Realty Corp.
4.125% 12/01/46	710,000	705,662
4.450% 9/01/47	800,000	835,162
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,625,000	1,488,846

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Piedmont Operating Partnership LP
2.750% 4/01/32	$1,035,000	$922,378
Rexford Industrial Realty LP
2.125% 12/01/30	533,000	466,020
Service Properties Trust
4.500% 6/15/23	760,000	752,932
4.950% 10/01/29	1,155,000	996,187
Spirit Realty LP
2.700% 2/15/32	550,000	494,968
3.200% 1/15/27	2,280,000	2,233,402
3.400% 1/15/30	515,000	498,097
4.000% 7/15/29	1,290,000	1,303,771
WEA Finance LLC
2.875% 1/15/27 (a) (b)	2,420,000	2,302,817
WP Carey, Inc.
2.450% 2/01/32	596,000	526,625
		20,640,801
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51	1,100,000	916,476
Microsoft Corp.
2.921% 3/17/52	2,064,000	1,935,615
		2,852,091
Telecommunications — 1.4%
AT&T, Inc.
3.500% 9/15/53	328,000	288,068
3.550% 9/15/55	5,153,000	4,542,052
British Telecommunications PLC
9.625% STEP 12/15/30	700,000	955,165
Crown Castle Towers LLC
4.241% 7/15/28 (a)	2,750,000	2,827,227
Verizon Communications, Inc.
2.875% 11/20/50	755,000	630,445
2.987% 10/30/56	2,292,000	1,885,290
Vodafone Group PLC
5.250% 5/30/48	1,150,000	1,287,259
		12,415,506
Transportation — 0.2%
CSX Corp.
4.750% 11/15/48	650,000	744,037
Norfolk Southern Corp.
4.050% 8/15/52	860,000	902,655
		1,646,692

TOTAL CORPORATE DEBT (Cost $354,807,578)		338,588,717

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.6%
Automobile Asset-Backed Securities — 0.4%
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	1,087,000	1,074,242

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Westlake Automobile Receivables Trust, Series 2021-1A, Class E
2.330% 8/17/26 (a)	$3,226,000	$3,037,869
		4,112,111
Commercial Mortgage-Backed Securities — 8.7%
Aventura Mall Trust, Series 2018-AVM, Class C,
4.112% VRN 7/05/40 (a) (e)	4,270,000	4,492,681
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350%
1.747% FRN 9/15/34 (a)	670,000	654,931
BANK, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (e)	2,100,000	1,786,061
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.267% VRN 8/05/38 (a) (e)	2,250,000	2,194,447
Series 2018-CHRS, Class C, 4.267% VRN 8/05/38 (a) (e)	1,610,000	1,515,967
Series 2018-CHRS, Class D, 4.267% VRN 8/05/38 (a) (e)	1,370,000	1,222,557
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (e)	2,200,000	1,975,781
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (e)	3,587,000	3,141,733
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (e)	2,500,000	2,218,988
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (e)	12,518,000	11,469,390
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (e)	2,800,000	2,509,348
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 10/15/36 (a)	1,469,650	1,454,103
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 6/15/38 (a)	1,900,000	1,850,178
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.397% FRN 9/15/36 (a)	4,999,000	4,809,981
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.397% FRN 10/15/36 (a)	1,774,800	1,741,610
COLEM Mortgage Trust, Series 2022-HLNE
2.543% 4/12/42 (a)	1,600,000	1,389,281
Commercial Mortgage Pass-Through Certificates
Series 2012-CR4, Class B, 3.703% 10/15/45 (a)	1,060,000	933,531
Series 2014-UBS2, Class AM, 4.199% 3/10/47	1,375,000	1,383,138
Series 2015-CR23, Class C, 4.288% VRN 5/10/48 (e)	1,000,000	978,704
Series 2014-LC17, Class C, 4.558% VRN 10/10/47 (e)	2,908,000	2,881,932
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
2.547% FRN 5/15/36 (a)	570,000	558,641
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 2.650% FRN 4/15/26 (a)	2,629,000	2,536,990
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 3.150% FRN 4/15/26 (a)	908,000	867,140
Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD LIBOR + 2.250%
2.647% FRN 7/15/38 (a)	1,987,766	1,957,981
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C,
3.450% VRN 1/05/39 (a) (e)	2,500,000	2,339,345
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750%
2.147% FRN 8/15/38 (a)	2,600,000	2,564,476
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	1,505,000	1,483,455

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
2.147% FRN 3/15/38 (a)	$1,902,047	$1,827,199
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	919,000	831,245
Series 2020-ABC, Class B, 3.477% VRN 2/10/42 (a) (e)	2,253,000	2,012,697
MHC Commercial Mortgage Trust
Series 2021-MHC, Class D, 1 mo. USD LIBOR + 1.601% 1.998% FRN 4/15/38 (a)	1,600,000	1,569,997
Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101% 2.498% FRN 4/15/38 (a)	4,000,000	3,904,996
MKT Mortgage Trust
Series 2020-525M, Class D, 2.941% VRN 2/12/40 (a) (e)	475,000	417,475
Series 2020-525M, Class E, 2.941% VRN 2/12/40 (a) (e)	976,000	834,821
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,200,000	1,160,781
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.497% FRN 7/15/39 (a)	3,761,000	3,704,728
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	407,368
		79,583,677
Other Asset-Backed Securities — 11.7%
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	1,252,546	1,101,996
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	1,056,553	972,972
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,803,867	1,826,197
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
1.375% FRN 10/15/34 (a)	2,000,000	1,982,938
ASSURANT CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/31 (a)	950,000	937,392
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
2.009% FRN 1/23/31 (a)	1,190,000	1,184,602
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
3.630% FRN 11/20/30 (a)	400,000	391,957
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	303,631	300,758
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	1,335,438	1,243,013
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	518,186	499,408
Series 2021-1A, Class C, 5.067% 4/15/36 (a)	898,783	846,818
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
2.391% FRN 10/15/34 (a)	700,000	689,275
Capital Automotive REIT
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	457,319	443,215
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	396,425	392,221
Castlelake Aircraft Securitization Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	428,454	388,078
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD LIBOR + 2.100%
2.341% FRN 1/15/31 (a)	900,000	885,277
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.234% FRN 4/20/31 (a)	750,000	745,922

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CIFC Funding Ltd., Series 2017-5A, Class A1, 3 mo. USD LIBOR + 1.180%
1.421% FRN 11/16/30 (a)	$2,330,000	$2,323,024
Clear Creek CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.200%
1.454% FRN 10/20/30 (a)	2,040,000	2,032,756
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
1.343% FRN 10/15/36 (a)	2,000,000	1,980,746
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 10/15/30 (a)	1,700,000	1,678,748
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 2.291% FRN 10/15/34 (a)	350,000	346,924
Elmwood CLO II Ltd., Series 2019-2A, Class AR, 3 mo. USD LIBOR + 1.150%
1.404% FRN 4/20/34 (a)	2,800,000	2,769,105
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
1.904% FRN 10/20/34 (a)	350,000	347,552
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	53,650	53,730
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	4,000,000	3,791,147
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,759,995
Goldentree Loan Management US CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
2.304% FRN 10/20/32 (a)	1,000,000	989,546
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,035,358	1,942,532
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	1,109,981	1,085,655
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	531,714	523,018
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	911,005	899,535
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
1.867% FRN 1/15/37 (a)	500,000	497,641
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
1.954% FRN 1/20/31 (a)	1,290,000	1,280,936
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	495,787	489,502
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	548,677	539,950
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	159,313	157,177
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	637,015	631,676
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	128,075	127,785
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	963,192	973,189
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	850,676	783,283
Horizon Aircraft Finance II Ltd, Series 2019-1, Class A
3.721% 7/15/39 (a)	1,212,145	1,081,214
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	2,686,482	2,476,567
KKR CLO Ltd.
Series 28A, Class A, 3 mo. USD LIBOR + 1.140% 1.966% FRN 3/15/31 (a)	900,000	894,459
Series 36A, Class C, 3 mo. USD LIBOR + 2.150% 2.265% FRN 10/15/34 (a)	500,000	491,298
KREF Ltd.

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 2.091% FRN 2/15/39 (a)	$2,900,000	$2,870,917
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 2.441% FRN 2/15/39 (a)	5,000,000	4,948,519
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 2.641% FRN 2/15/39 (a)	4,100,000	4,056,559
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,972,781	1,806,121
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,556,635	1,444,798
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 1.841% FRN 7/15/30 (a)	1,665,000	1,648,928
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 2.259% FRN 1/22/31 (a)	1,000,000	986,257
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 2.441% FRN 10/18/30 (a)	620,000	615,651
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,249,006
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	573,654
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	198,478	197,183
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	193,553	193,962
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
1.891% FRN 7/15/34 (a)	1,800,000	1,793,938
NP SPE LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,260,000	2,232,105
OCP CLO Ltd., Series 2018-15A, Class A1, 3 mo. USD LIBOR + 1.100%
1.354% FRN 7/20/31 (a)	250,000	248,672
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	1,469,316	1,465,996
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
1.969% FRN 10/20/34 (a)	450,000	440,333
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,396,474	1,292,886
Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2
3.858% 12/05/49 (a)	2,269,755	2,134,716
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
1.311% FRN 10/30/34 (a)	1,000,000	990,181
Rockford Tower CLO Ltd., Series 2019-1A, Class B1R, 3 mo. USD LIBOR + 1.550%
1.804% FRN 4/20/34 (a)	1,500,000	1,481,730
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (a)	2,450,000	2,437,341
Sierra Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	920,917	895,597
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	382,014	384,613
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
2.788% FRN 8/18/31 (a)	1,170,000	1,135,205
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.657% FRN 11/25/35 (a)	1,701,023	1,665,762
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	93,279	93,084
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	409,461	409,545

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	$1,832,360	$1,875,925
Thrust Engine Leasing
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	2,645,704	2,474,678
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,264,059	1,171,829
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	959,181	894,457
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
FRN 10/20/32 (a)	1,000,000	990,106
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	2,284,611	2,294,240
WAVE LLC
Series 2019-1A, Class A, 3.597% 9/15/44 (a)	3,503,031	3,091,211
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	357,898	337,376
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,036,365	1,067,891
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	1,050,909	971,799
Wind River CLO Ltd.
Series 2018-2A, Class B, 3 mo. USD LIBOR + 1.750% 1.991% FRN 7/15/30 (a)	1,150,000	1,142,392
Series 2016-2A, Class BR, 3 mo. USD LIBOR + 1.800% 2.117% FRN 11/01/31 (a)	900,000	896,539
Zaxby's Funding LLC, Series 2021-1A, Class A2
3.238% 7/30/51 (a)	870,625	805,766
		107,488,197
Student Loans Asset-Backed Securities — 2.9%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,593,620	1,555,462
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,062,683	1,043,565
College Loan Corp. Trust I, Series 2007-1, Class B2,
FRN 1/25/47 (e)	252,727	208,668
EdLinc Student Loan Funding, Series 2017-A, Class A, PRIME - 1.150%
2.100% FRN 12/01/47 (a)	955,511	944,199
Education Services of America
Series 2014-4, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/48 (a)	1,200,000	1,190,022
Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 10/25/56 (a)	1,100,000	1,093,607
Educational Funding of the South, Inc., Series 2011-1, Class B, 3 mo. USD LIBOR + 3.700%
3.958% FRN 4/25/46	625,000	664,168
EDvestinU Private Education Loan Issue No 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	793,376	791,339
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (e)	450,000	391,962
Series 2004-1, Class B1, 0.000% FRN 1/01/44 (a) (e)	450,000	403,783
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	547,785	544,086
Navient Student Loan Trust
Series 2021-2A, Class B, 1 mo. USD LIBOR + 1.350% 1.807% FRN 2/25/70 (a)	2,330,000	2,295,287
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 1.957% FRN 10/25/58	940,000	929,539
Series 2016-2, Class A3, 1 mo. USD LIBOR + 1.500% 1.957% FRN 6/25/65 (a)	2,370,000	2,390,940
Nelnet Student Loan Trust
Series 2005-4, Class A4A, 0.000% FRN 3/22/32 (e)	225,000	222,064

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2006-3, Class B, 3 mo. USD LIBOR + .250% 1.216% FRN 6/25/41	$477,098	$438,617
Series 2019-1A, Class B, 1 mo. USD LIBOR + 1.400% 1.857% FRN 4/25/67 (a)	3,250,000	3,249,998
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	2,000,922
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	1,667,068	1,555,765
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.548% FRN 1/25/44	1,593,934	1,500,847
SoFi Alternative Trust, Series 2019-C, Class PT,
3.997% VRN 1/25/45 (a) (e)	2,333,237	2,403,983
SoFi Professional Loan Program LLC, Series 2017-C, Class C,
4.210% VRN 7/25/40 (a) (e)	990,000	948,299
		26,767,122
Whole Loan Collateral Collateralized Mortgage Obligations — 2.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.507% VRN 8/25/34 (e)	10,232	9,996
CSMC, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (e)	1,330,000	1,212,959
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (e)	4,084,674	3,738,913
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A2, 2.500% VRN 2/25/52 (a) (e)	2,250,589	2,086,412
Series 2021-GR2, Class A4, 2.500% VRN 2/25/52 (a) (e)	1,494,766	1,371,039
JP Morgan Mortgage Trust, Series 2017-1, Class A11,
3.460% VRN 1/25/47 (a) (e)	608,668	601,183
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (e)	2,657,219	2,440,594
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
1.857% FRN 5/25/55 (a)	2,606,000	2,605,630
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (e)	5,400,000	4,793,816
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	1,270,000	1,264,523
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (e)	2,448,000	2,239,158
Verus Securitization Trust
Series 2021-3, Class M1, 2.397% VRN 6/25/66 (a) (e)	3,640,000	3,312,056
Series 2021-R3, Class M1, 2.411% VRN 4/25/64 (a) (e)	1,147,000	1,083,859
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Class A1,
3.980% VRN 11/25/48 (a) (e)	91,847	91,960
		26,852,098

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $255,110,614)		244,803,205

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Colombia Government International Bond
6.125% 1/18/41	2,080,000	2,021,115
Mexico Government International Bond
3.500% 2/12/34	1,965,000	1,826,074
4.500% 4/22/29	875,000	922,329
4.750% 3/08/44	3,727,000	3,670,424

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.750% 9/27/34	$685,000	$841,180
		9,281,122

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,669,863)		9,281,122

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 23.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	20,202	21,635
Pass-Through Securities — 23.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	2,346,747	2,187,810
Pool #RA4255 2.000% 1/01/51	4,881,044	4,556,569
Pool #SD0905 3.000% 3/01/52 (d)	3,729,807	3,668,516
Pool #J13972 3.500% 1/01/26	12,848	13,138
Pool #C91344 3.500% 11/01/30	50,999	51,847
Pool #C91424 3.500% 1/01/32	28,890	29,443
Pool #RA2483 3.500% 6/01/50	4,758,165	4,780,130
Pool #C91239 4.500% 3/01/29	2,563	2,678
Pool #C91251 4.500% 6/01/29	16,542	17,283
Pool #C90939 5.500% 12/01/25	8,484	9,024
Pool #D97258 5.500% 4/01/27	4,803	5,113
Pool #C91026 5.500% 4/01/27	16,126	17,184
Pool #C91074 5.500% 8/01/27	1,674	1,784
Pool #D97417 5.500% 10/01/27	7,734	8,241
Pool #C91128 5.500% 12/01/27	987	1,052
Pool #C91148 5.500% 1/01/28	37,361	39,811
Pool #C91176 5.500% 5/01/28	14,197	15,137
Pool #C91217 5.500% 11/01/28	4,687	4,997
Federal National Mortgage Association Pool #FS1075 3.000% 3/01/52 (d)	3,750,000	3,690,721
Federal National Mortgage Association
Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% FRN 5/01/34	12,345	12,743
Pool #FM8596 2.500% 9/01/51	2,259,852	2,164,592
Pool #FM9104 2.500% 10/01/51	6,416,165	6,143,196
Pool #FM9227 2.500% 10/01/51	4,853,779	4,644,246
Pool #MA3029 3.000% 6/01/32	1,437,282	1,453,964
Pool #MA3090 3.000% 8/01/32	580,775	587,516
Pool #AO8180 3.000% 9/01/42	10,859	10,844
Pool #AB7397 3.000% 12/01/42	73,704	73,604
Pool #AB7401 3.000% 12/01/42	58,819	58,739
Pool #AP8668 3.000% 12/01/42	87,398	87,279
Pool #AR1975 3.000% 12/01/42	17,314	17,290
Pool #AR0306 3.000% 1/01/43	5,870	5,862
Pool #AR5391 3.000% 1/01/43	32,612	32,568
Pool #AL3215 3.000% 2/01/43	57,576	57,498
Pool #AR4109 3.000% 2/01/43	62,869	62,784
Pool #AR4432 3.000% 3/01/43	27,119	27,082
Pool #AT0169 3.000% 3/01/43	138,309	138,122
Pool #AB8809 3.000% 3/01/43	30,939	30,897
Pool #MA1368 3.000% 3/01/43	116,237	116,079
Pool #AR2174 3.000% 4/01/43	110,761	110,611
Pool #AS1304 3.500% 12/01/28	560,827	573,222
Pool #MA1356 3.500% 2/01/43	4,430,784	4,535,699
Pool #CA6096 3.500% 6/01/50	4,768,642	4,792,146

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #FM4017 3.500% 8/01/50	$328,968	$330,384
Pool #AA3980 4.500% 4/01/28	32,627	33,983
Pool #CA1909 4.500% 6/01/48	2,390,061	2,492,906
Pool #AD6437 5.000% 6/01/40	221,948	238,915
Pool #AD6996 5.000% 7/01/40	1,419,619	1,524,472
Pool #AL8173 5.000% 2/01/44	485,371	527,176
Pool #AD0836 5.500% 11/01/28	29,988	31,931
Government National Mortgage Association
Pool #MA6409 3.000% 1/20/50	4,703,440	4,672,653
Pool #371146 7.000% 9/15/23	3	3
Pool #352022 7.000% 11/15/23	914	941
Pool #374440 7.000% 11/15/23	78	80
Pool #491089 7.000% 12/15/28	4,391	4,610
Pool #480539 7.000% 4/15/29	84	90
Pool #500928 7.000% 5/15/29	2,661	2,891
Pool #488634 7.000% 5/15/29	1,620	1,749
Pool #499410 7.000% 7/15/29	964	1,049
Pool #510083 7.000% 7/15/29	300	324
Pool #493723 7.000% 8/15/29	1,963	2,139
Pool #581417 7.000% 7/15/32	3,736	4,034
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	1,365	1,365
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	394	396
Pool #MA6038 3.000% 7/20/49	2,612,471	2,603,330
Pool #MA6283 3.000% 11/20/49	4,591,989	4,566,236
Pool #MA4321 3.500% 3/20/47	2,837,104	2,894,199
Government National Mortgage Association II TBA 3.000% 11/01/51 (d)	17,700,000	17,505,024
Government National Mortgage Association TBA 3.500% 1/01/52 (d)	14,620,000	14,713,659
Uniform Mortgage Backed Securities TBA
2.000% 12/01/51 (d)	8,925,000	8,273,405
2.500% 1/01/52 (d)	18,700,000	17,819,054
3.000% 2/01/52 (d)	47,900,000	46,893,353
3.500% 3/01/52 (d)	24,875,000	24,841,964
4.000% 2/01/49 (d)	21,225,000	21,588,147
		216,407,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $221,176,584)		216,429,158

U.S. TREASURY OBLIGATIONS — 11.0%
U.S. Treasury Bonds & Notes — 11.0%
U.S. Treasury Bond
2.250% 8/15/49 (g)	28,450,000	27,079,535
3.500% 2/15/39	14,700,000	16,832,620
U.S. Treasury Note
0.500% 2/28/26	61,350,000	56,789,683
		100,701,838

TOTAL U.S. TREASURY OBLIGATIONS (Cost $107,131,520)		100,701,838

TOTAL BONDS & NOTES (Cost $947,896,159)		909,804,040

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL PURCHASED OPTIONS (#) — 0.3% (Cost $2,989,579)		$3,116,111

MUTUAL FUNDS — 0.2%

Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)
	2,279,145	2,279,145

TOTAL MUTUAL FUNDS (Cost $2,279,145)		2,279,145

TOTAL LONG-TERM INVESTMENTS (Cost $953,164,883)		915,199,296

	Principal Amount
SHORT-TERM INVESTMENTS — 18.0%
Commercial Paper — 17.0%
Boston Scientific Corp.
0.659% 4/07/22	$12,000,000	11,998,670
Enterprise Products Operating LLC
0.923% 4/11/22 (a)	12,000,000	11,997,672
Fortive Corp.
0.893% 4/06/22 (a)	9,000,000	8,999,156
0.933% 4/05/22 (a)	3,000,000	2,999,768
Ingredion, Inc.
0.913% 4/11/22 (a)	6,000,000	5,998,863
0.964% 4/08/22 (a)	6,000,000	5,999,253
Mccormick & Co, Inc.
0.608% 4/06/22 (a)	5,000,000	4,999,531
MUFG Bank Ltd.
0.294% 4/07/22	12,000,000	11,999,300
National Grid USA
0.761% 4/06/22 (a)	13,000,000	12,998,780
National Rural Utilities Cooperative Finance Corp.
0.467% 4/25/22	12,000,000	11,996,742
NRW Bank
0.264% 4/07/22 (a)	12,000,000	11,999,323
Oge Energy Corp.
1.065% 4/12/22 (a)	7,000,000	6,998,481
Ryder System, Inc.
0.862% 4/06/22	10,000,000	9,999,062
Sherwin Williams Co.
0.822% 4/19/22 (a)	10,000,000	9,997,414
Southern Co. Gas Capital Corp.
0.761% 4/04/22 (a)	5,000,000	4,999,673
Tampa Electric Co.
0.609% 4/01/22 (a)	3,000,000	2,999,975
Walgreens Boots Alliance, Inc.
1.066% 5/13/22 (a)	2,000,000	1,997,422
Waste Management, Inc.
0.558% 4/11/22 (a)	7,000,000	6,998,674

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Xcel Energy, Inc.
0.913% 4/11/22 (a)	$10,000,000	$9,998,060
		155,975,819
Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	8,812,056	8,812,056

TOTAL SHORT-TERM INVESTMENTS (Cost $164,783,349)		164,787,875

TOTAL INVESTMENTS — 117.6% (Cost $1,117,948,232) (j)		1,079,987,171

Other Assets/(Liabilities) — (17.6)%		(161,393,374)

NET ASSETS — 100.0%		$918,593,797

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $444,446,984 or 48.38% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $4,703,916 or 0.51% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,532,386 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $8,812,056. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $8,988,381.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MML Managed Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Call
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	3-Month USD LIBOR BBA	Quarterly	2.44%##	Semi-Annually	USD	3,700,000	$257,816	$184,971	$72,845
Put
10-Year Interest Rate Swap, 12/15/42	Barclays Bank PLC	12/13/32	2.94%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	56,100,000	$2,858,295	$2,804,608	$53,687
									$3,116,111	$2,989,579	$126,532

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	114	$17,503,039	$(395,914)
U.S. Treasury Ultra Bond	6/21/22	178	32,734,764	(1,206,514)
U.S. Treasury Note 2 Year	6/30/22	329	70,692,319	(970,022)
U.S. Treasury Note 5 Year	6/30/22	173	20,289,714	(448,776)
				$(3,021,226)
Short
U.S. Treasury Ultra 10 Year	6/21/22	99	$(13,722,056)	$310,650

##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML Short-Duration Bond Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.4%

CORPORATE DEBT — 50.2%
Aerospace & Defense — 0.2%
The Boeing Co.
2.196% 2/04/26	$425,000	$402,257
Agriculture — 1.7%
BAT Capital Corp.
4.700% 4/02/27	1,185,000	1,217,101
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	400,000	396,610
3.500% 2/11/23 (a)	387,000	389,568
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	900,000	720,534
		2,723,813
Airlines — 0.6%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (a)	1,000,000	1,006,614
Auto Manufacturers — 3.1%
Ford Motor Credit Co. LLC
3 mo. USD LIBOR + 1.235% 1.741% FRN 2/15/23	275,000	272,876
2.300% 2/10/25	645,000	612,245
3.087% 1/09/23	260,000	260,078
3.350% 11/01/22	1,050,000	1,052,415
General Motors Co.
6.125% 10/01/25	605,000	650,263
Harley-Davidson Financial Services, Inc.
3.350% 6/08/25 (a)	449,000	441,889
Hyundai Capital America
1.500% 6/15/26 (a)	850,000	773,819

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	$885,000	$793,506
		4,857,091
Auto Parts & Equipment — 0.3%
Metalsa S A P I De Cv
4.900% 4/24/23 (a)	450,000	453,938
Banks — 10.5%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	825,000	843,356
Arab National Bank 5 year CMT + 2.974%
3.326% VRN 10/28/30 (a)	650,000	633,750
Banco Santander SA
1.849% 3/25/26	600,000	561,490
Bank of America Corp.
SOFR + .960% 1.734% VRN 7/22/27	265,000	246,431
3.950% 4/21/25	178,000	181,192
4.000% 1/22/25	647,000	659,526
The Bank of Nova Scotia
4.500% 12/16/25	829,000	857,532
Barclays PLC
5.200% 5/12/26	1,055,000	1,096,947
BPCE SA
4.625% 7/11/24 (a)	200,000	203,795
5.700% 10/22/23 (a)	1,085,000	1,122,974
Citigroup, Inc.
4.400% 6/10/25	855,000	880,555
4.450% 9/29/27	465,000	480,379
Credit Suisse AG
6.500% 8/08/23 (a)	930,000	953,250
Danske Bank A/S 1 year CMT + .730%
1.549% VRN 9/10/27 (a)	485,000	442,243
Deutsche Bank AG
SOFR + 2.159% 2.222% VRN 9/18/24	435,000	425,710
SOFR + 1.219% 2.311% VRN 11/16/27	430,000	394,614
SOFR + 1.318% 2.552% VRN 1/07/28	425,000	392,261
The Goldman Sachs Group, Inc.
4.250% 10/21/25	1,160,000	1,189,646
HSBC Holdings PLC
SOFR + 1.430% 2.999% VRN 3/10/26	430,000	422,056
4.250% 3/14/24	210,000	213,221

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.250% 8/18/25	$483,000	$489,144
4.375% 11/23/26	73,000	74,444
JP Morgan Chase & Co. SOFR + .765%
1.470% VRN 9/22/27 (b)	445,000	410,669
Macquarie Group Ltd. SOFR + 1.069%
1.340% VRN 1/12/27 (a)	525,000	479,703
Morgan Stanley
4.350% 9/08/26	1,150,000	1,189,026
Natwest Group PLC 1 year CMT + .900%
1.642% VRN 6/14/27	345,000	315,817
Santander UK Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	370,000	344,620
Societe Generale SA
1 year CMT + 1.100% 1.488% VRN 12/14/26 (a)	525,000	475,270
1 year CMT + 1.300% 2.797% VRN 1/19/28 (a)	200,000	187,450
Wells Fargo & Co.
4.100% 6/03/26	405,000	416,521
		16,583,592
Beverages — 0.5%
Bacardi Ltd.
4.450% 5/15/25 (a)	378,000	387,293
JDE Peet's NV
1.375% 1/15/27 (a)	457,000	410,855
		798,148
Biotechnology — 0.2%
Bio-Rad Laboratories, Inc.
3.300% 3/15/27	260,000	256,192
Chemicals — 1.0%
Celanese US Holdings LLC
1.400% 8/05/26	250,000	225,453
MEGlobal Canada ULC
5.000% 5/18/25 (a)	450,000	463,891
Syngenta Finance NV
4.441% 4/24/23 (a)	183,000	185,447
4.892% 4/24/25 (a)	335,000	341,364

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Yara International ASA
3.800% 6/06/26 (a)	$325,000	$324,900
		1,541,055
Commercial Services — 0.7%
Element Fleet Management Corp.
1.600% 4/06/24 (a)	240,000	231,628
Triton Container International Ltd.
2.050% 4/15/26 (a)	950,000	887,000
		1,118,628
Computers — 0.3%
Dell International LLC/EMC Corp.
5.850% 7/15/25	432,000	461,175
Distribution & Wholesale — 0.8%
Li & Fung Ltd.
4.500% 8/18/25 (a)	1,350,000	1,289,365
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450% 10/29/26	555,000	513,226
6.500% 7/15/25	300,000	318,008
Aircastle Ltd.
4.125% 5/01/24	740,000	739,334
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	272,845
3.950% 7/15/26 (a)	605,000	564,660
6.000% 8/15/23 (a)	323,000	329,884
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,000,000	961,196
4.250% 4/15/26 (a)	250,000	246,834
BGC Partners, Inc.
4.375% 12/15/25	505,000	509,023
LeasePlan Corp. NV
2.875% 10/24/24 (a)	280,000	273,768
SPARC EM SPC Panama Metro Line 2 SP
0.000% 12/05/22 (a)	86,196	84,990
Synchrony Financial
3.950% 12/01/27	800,000	793,599
		5,607,367

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Electric — 1.3%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	$260,000	$236,724
American Electric Power Co., Inc.
2.031% 3/15/24	305,000	299,934
Enel Finance International NV
1.375% 7/12/26 (a)	620,000	569,500
Pacific Gas and Electric Co.
1.750% 6/16/22	970,000	968,607
		2,074,765
Energy – Alternate Sources — 0.4%
Contemporary Ruiding Development Ltd.
1.500% 9/09/26 (a)	682,000	614,346
Entertainment — 0.3%
Magallanes, Inc.
3.638% 3/15/25 (a)	475,000	477,963
Food — 0.9%
JBS Finance Luxembourg SARL
2.500% 1/15/27 (a)	860,000	798,734
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	575,000	581,980
		1,380,714
Health Care – Services — 0.8%
HCA, Inc.
5.375% 2/01/25	1,170,000	1,218,321
Insurance — 3.6%
AmTrust Financial Services, Inc.
6.125% 8/15/23	620,000	621,495
Athene Global Funding
1.730% 10/02/26 (a)	445,000	404,633
2.500% 1/14/25 (a)	420,000	408,053
Brighthouse Financial Global Funding
1.550% 5/24/26 (a)	484,000	447,814
CNO Financial Group, Inc.
5.250% 5/30/25	530,000	550,400
CNO Global Funding
1.750% 10/07/26 (a)	714,000	659,188

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Corebridge Financial, Inc.
3.650% 4/05/27 (c)	$235,000	$234,671
GA Global Funding Trust
2.250% 1/06/27 (a)	685,000	640,381
Jackson Financial, Inc.
1.125% 11/22/23 (a) (b)	245,000	237,769
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	780,000	802,758
Unum Group
3.875% 11/05/25	620,000	625,284
		5,632,446
Internet — 1.2%
Expedia Group, Inc.
4.625% 8/01/27	189,000	196,339
Netflix, Inc.
5.875% 11/15/28	430,000	473,989
Prosus NV
3.257% 1/19/27 (a)	850,000	777,634
Weibo Corp.
3.500% 7/05/24	450,000	439,636
		1,887,598
Investment Companies — 2.4%
Ares Capital Corp.
3.875% 1/15/26	535,000	525,420
BlackRock TCP Capital Corp.
3.900% 8/23/24	236,000	234,997
Blackstone Private Credit Fund
2.625% 12/15/26 (a)	890,000	802,101
2.700% 1/15/25 (a)	325,000	310,687
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	248,373
3.375% 4/15/24	330,000	325,101
Icahn Enterprises LP/ Icahn Enterprises Finance Corp.
4.750% 9/15/24	445,000	446,113
OWL Rock Core, Income Corp.
4.700% 2/08/27 (a)	500,000	481,561

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Sixth Street Specialty Lending, Inc.
3.875% 11/01/24	$410,000	$408,975
		3,783,328
Iron & Steel — 0.7%
Vale Overseas Ltd.
6.250% 8/10/26	1,030,000	1,134,493
Leisure Time — 0.2%
Harley-Davidson, Inc.
3.500% 7/28/25	255,000	250,935
Lodging — 0.7%
Hyatt Hotels Corp.
1.800% 10/01/24	342,000	329,354
Las Vegas Sands Corp.
3.200% 8/08/24	875,000	836,060
		1,165,414
Machinery – Construction & Mining — 0.5%
The Weir Group PLC
2.200% 5/13/26 (a)	880,000	822,895
Media — 0.4%
Cable Onda SA
4.500% 1/30/30 (a)	630,000	614,565
Mining — 1.0%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a)	395,000	413,763
Freeport-McMoRan, Inc.
4.550% 11/14/24	370,000	381,366
Glencore Funding LLC
1.625% 4/27/26 (a)	470,000	434,019
4.125% 5/30/23 (a)	360,000	365,731
		1,594,879
Multi-National — 0.6%
Africa Finance Corp.
3.125% 6/16/25 (a)	957,000	927,811

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Oil & Gas — 1.9%
EQT Corp.
6.625% STEP 2/01/25	$644,000	$680,257
Occidental Petroleum Corp.
5.500% 12/01/25	735,000	773,441
Ovintiv Exploration, Inc.
5.375% 1/01/26	275,000	291,792
Petroleos Mexicanos
4.625% 9/21/23	1,215,000	1,229,446
		2,974,936
Packaging & Containers — 0.4%
Berry Global, Inc.
1.650% 1/15/27	670,000	611,025
Pharmaceuticals — 0.7%
Bayer US Finance II LLC
4.250% 12/15/25 (a)	400,000	407,233
Viatris, Inc.
2.300% 6/22/27	865,000	788,519
		1,195,752
Pipelines — 2.1%
Energy Transfer LP
4.200% 9/15/23	299,000	303,092
4.950% 6/15/28	750,000	786,500
EnLink Midstream Partners LP
4.400% 4/01/24	900,000	911,751
EQM Midstream Partners LP
4.750% 7/15/23	505,000	508,787
Plains All American Pipeline LP / PAA Finance Corp.
4.500% 12/15/26	90,000	92,449
4.650% 10/15/25	760,000	781,760
		3,384,339
Private Equity — 0.5%
Hercules Capital, Inc.
2.625% 9/16/26	560,000	515,000

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 1/20/27	$270,000	$253,833
		768,833
Real Estate — 1.4%
Country Garden Holdings Co. Ltd.
4.750% 1/17/23 (a)	250,000	230,000
8.000% 1/27/24 (a)	1,351,000	1,156,726
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	625,000	642,256
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	400,000	120,200
		2,149,182
Real Estate Investment Trusts (REITS) — 1.5%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	275,000	253,866
Omega Healthcare Investors, Inc.
4.750% 1/15/28	609,000	619,982
SBA Tower Trust
1.884% 1/15/26 (a)	287,000	271,058
Service Properties Trust
4.350% 10/01/24	935,000	901,433
Vornado Realty LP
2.150% 6/01/26	310,000	290,101
		2,336,440
Retail — 0.6%
Nordstrom, Inc.
2.300% 4/08/24	268,000	264,227
4.000% 3/15/27 (b)	86,000	82,839
QVC, Inc.
4.375% 3/15/23	590,000	592,012
		939,078
Telecommunications — 1.8%
Ericsson LM
4.125% 5/15/22	628,000	628,000
Sprint Communications, Inc.
9.250% 4/15/22	330,000	330,413

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Telecom Italia SpA
5.303% 5/30/24 (a)	$430,000	$436,428
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,445,000	1,469,866
		2,864,707
Toys, Games & Hobbies — 0.6%
Mattel, Inc.
3.375% 4/01/26 (a)	900,000	881,177
Trucking & Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% 6/15/26 (a)	585,000	543,520

TOTAL CORPORATE DEBT (Cost $83,823,946)		79,328,697

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.5%
Automobile Asset-Backed Securities — 2.7%
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class C, 3.150% 3/20/26 (a)	1,083,000	1,045,304
Series 2018-1A, Class C, 4.730% 9/20/24 (a)	500,000	504,277
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B
3.630% 1/19/24 (a)	180,000	180,159
Carmax Auto Owner Trust, Series 2021-4, Class D
1.480% 3/15/28	250,000	232,898
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	1,243,000	1,224,390
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	784,282
Santander Revolving Auto Loan Trust, Series 2019-A, Class D
3.450% 1/26/32 (a)	215,000	212,477
		4,183,787
Commercial Mortgage-Backed Securities — 5.9%
BAMLL Commercial Mortgage Securities Trust
Series 2018-DSNY, Class C, 1 mo. USD LIBOR + 1.350% 1.747% FRN 9/15/34 (a)	130,000	127,076
Series 2019-BPR, Class CMP, 3.895% VRN 11/05/32 (a) (d)	370,000	349,229
Series 2019-BPR, Class DMP, 3.895% VRN 11/05/32 (a) (d)	450,000	422,108
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
1.897% FRN 7/15/35 (a)	500,000	491,251

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Commercial Mortgage Trust
Series 2019-XL, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 10/15/36 (a)	$268,600	$265,758
Series 2021-SOAR, Class E, 1 mo. USD LIBOR + 1.800% 2.197% FRN 6/15/38 (a)	327,000	318,425
Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000% 2.397% FRN 9/15/36 (a)	792,000	762,053
Series 2019-XL, Class F, 1 mo. USD LIBOR + 2.000% 2.397% FRN 10/15/36 (a)	753,100	739,017
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
2.547% FRN 12/15/37 (a)	545,194	535,677
Commercial Mortgage Trust, Series 2014-CR14, Class A2
3.147% 2/10/47	78,531	78,903
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600%
1.997% FRN 5/15/36 (a)	200,000	197,751
KIND Trust
Series 2021-KIND, Class B, 1 mo. USD LIBOR + 1.350% 1.747% FRN 8/15/38 (a)	550,000	538,321
Series 2021-KIND, Class C, 1 mo. USD LIBOR + 1.750% 2.147% FRN 8/15/38 (a)	600,000	591,802
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.800%
2.197% FRN 5/15/36 (a)	251,000	247,407
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD LIBOR + 1.750%
2.147% FRN 3/15/38 (a)	365,665	351,275
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD LIBOR + 2.101%
2.498% FRN 4/15/38 (a)	620,000	605,274
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class B
3.769% 2/15/46	250,000	247,796
Morgan Stanley Capital I Trust, Series 2012-STAR, Class D,
3.927% VRN 8/05/34 (a) (d)	400,000	397,214
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A3
2.260% 11/20/50 (a)	400,000	376,180
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 2.597% FRN 1/15/36 (a)	616,000	606,889
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 3.147% FRN 1/15/36 (a)	414,000	407,877

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
2.497% FRN 7/15/39 (a)	$711,000	$700,362
		9,357,645
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
0.937% FRN 10/25/34 (a)	26,340	26,325
Other Asset-Backed Securities — 17.9%
321 Henderson Receivables LLC
Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200% 0.597% FRN 3/15/41 (a)	12,317	12,272
Series 2010-3A, Class A, 3.820% 12/15/48 (a)	112,508	112,215
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	362,586	367,075
Affirm Asset Securitization Trust, Series 2021-A, Class D
3.490% 8/15/25 (a)	950,000	937,810
AIMCO CLO 10 Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
1.319% FRN 7/22/32 (a)	1,000,000	990,909
Apidos CLO XXVI, Series 2017-26A, Class A2R, 3 mo. USD LIBOR + 1.500%
1.741% FRN 7/18/29 (a)	500,000	495,541
Aqua Finance Trust, Series 2021-A, Class A
1.540% 7/17/46 (a)	1,377,996	1,315,230
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.804% FRN 10/20/31 (a)	800,000	790,034
Bankers Healthcare Group Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	410,151
BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 3 mo. USD LIBOR + .980%
1.234% FRN 7/20/29 (a)	550,000	547,004
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	59,840	59,273
Series 2019-A, Class B, 3.780% 9/26/33 (a)	180,933	179,094
Business Jet Securities LLC
Series 2021-1A, Class A, 2.162% 4/15/36 (a)	557,742	519,141
Series 2020-1A, Class A, 2.981% 11/15/35 (a)	169,407	163,268

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
2.241% FRN 7/15/30 (a)	$300,000	$296,313
Capital Automotive REIT
Series 2020-1A, Class B1, 4.170% 2/15/50 (a)	484,000	474,413
Series 2017-1A, Class A2, 4.180% 4/15/47 (a)	586,369	584,666
Castlelake Aircraft Structured Trust, Series 2018-1, Class A
4.125% 6/15/43 (a)	179,652	161,988
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
1.234% FRN 4/20/31 (a)	250,000	248,641
CF Hippolyta LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	92,971	87,066
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD LIBOR + 1.550%
1.809% FRN 10/24/30 (a)	500,000	496,831
DataBank Issuer, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	917,902
Diamond Resorts Owner Trust, Series 2018-1, Class A
3.700% 1/21/31 (a)	77,416	77,761
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class A, 2.690% 3/25/30 (a)	64,098	64,125
Series 2016-A, Class A, 2.730% 4/25/28 (a)	110,449	109,773
Series 2017-A, Class B, 2.960% 3/25/30 (a)	189,920	186,599
Series 2019-A, Class C, 3.450% 1/25/34 (a)	391,319	386,795
FCI Funding LLC, Series 2019-1A, Class A
3.630% 2/18/31 (a)	18,125	18,152
Firstkey Homes Trust, Series 2021, Class E2
2.489% 8/17/38 (a)	460,000	411,489
Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, 3 mo. USD LIBOR + .980%
1.486% FRN 5/15/30 (a)	500,000	497,250
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	1,626,485	1,552,794
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	420,079	400,920
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	203,437	198,978
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	196,446	193,973
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	178,852	177,487
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	107,652	105,940
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	105,745	104,858
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	219,885	221,075
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	191,900	193,892

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HIN Timeshare Trust, Series 2020-A, Class B
2.230% 10/09/39 (a)	$632,632	$603,175
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	481,515	443,368
Horizon Aircraft Finance III Ltd.
Series 2019-2, Class A, 3.425% 11/15/39 (a)	362,548	334,220
Series 2019-2, Class B, 4.458% 11/15/39 (a)	683,333	614,308
KKR CLO Ltd., Series 28A, Class A, 3 mo. USD LIBOR + 1.140%
1.966% FRN 3/15/31 (a)	250,000	248,461
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD LIBOR + 1.300%
1.741% FRN 2/15/39 (a)	900,000	880,504
Lendingpoint Asset Securitization, Series 2021-A, Class B
1.110% 2/15/29 (a)	1,128,710	1,112,068
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	282,386	262,098
Marlette Funding Trust, Series 2019-2A, Class B
3.530% 7/16/29 (a)	139	139
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	158,512	157,567
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	38,201	38,282
Neuberger Berman Loan Advisers CLO 25 Ltd., Series 2017-25A, Class BR, 3 mo. USD LIBOR + 1.350%
1.591% FRN 10/18/29 (a)	1,000,000	990,405
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
1.658% FRN 7/25/30 (a)	250,000	246,283
NP SPE II LP, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	109,140	107,878
NRZ Advance Receivables Trust, Series 2020-T3, Class DT3
2.458% 10/15/52 (a)	246,600	235,922
Orange Lake Timeshare Trust, Series 2016-A, Class B
2.910% 3/08/29 (a)	72,633	72,698
Oxford Finance Funding Trust, Series 2020-1A, Class A2
3.101% 2/15/28 (a)	268,801	268,193
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
1.641% FRN 7/15/31 (a)	350,000	345,792
RAMP Trust, Series 2005-EFC1, Class M5, 1 mo. USD LIBOR + .650%
1.432% FRN 5/25/35	338,369	336,499
RR 3 Ltd., Series 2018-3A, Class A1R2, 3 mo. USD LIBOR + 1.090%
1.331% FRN 1/15/30 (a)	400,000	397,933
SBA Tower Trust, Series 2014-2A, Class C,
3.869% STEP 10/15/49 (a)	430,000	434,344
Sierra Receivables Funding LLC

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2020-2A, Class C, 3.510% 7/20/37 (a)	$55,630	$55,184
Series 2018-1A, Class B, 4.036% 4/20/35	174,464	175,437
SoFi Consumer Loan Program Trust, Series 2019-3, Class D
3.890% 5/25/28 (a)	772,000	776,761
Store Master Funding I-VII, Series 2018-1A, Class A3
4.400% 10/20/48 (a)	507,433	500,241
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
1.657% FRN 11/25/35 (a)	124,465	121,885
TAL Advantage VII LLC, Series 2020-1A, Class B
3.290% 9/20/45 (a)	758,250	732,991
Thrust Engine Leasing, Series 2021-1A, Class A
4.163% 7/15/40 (a)	587,934	549,929
TICP CLO XI Ltd., Series 2018-11A, Class A, 3 mo. USD LIBOR + 1.180%
1.434% FRN 10/20/31 (a)	400,000	398,155
Treman Park CLO Ltd., Series 2015-1A, Class ARR, 3 mo. USD LIBOR + 1.070%
1.324% FRN 10/20/28 (a)	491,231	491,044
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2
1.645% 9/15/45 (a)	675,000	634,388
VERDE CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD LIBOR + 1.100%
1.341% FRN 4/15/32 (a)	500,000	495,453
Welk Resorts LLC, Series 2017-AA, Class B
3.410% 6/15/33 (a)	61,195	61,135
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	202,397	187,161
		28,378,599
Student Loans Asset-Backed Securities — 5.8%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
1.957% FRN 7/25/58 (a)	140,000	128,072
College Avenue Student Loans LLC
Series 2018-A, Class A1, 1 mo. USD LIBOR + 1.200% 1.657% FRN 12/26/47 (a)	312,161	309,672
Series 2017-A, Class A1, FRN, 1 mo. USD LIBOR + 1.650% 2.107% FRN 11/26/46 (a)	233,088	235,424
Series 2021-A, Class B, 2.320% 7/25/51 (a)	1,091,000	1,044,960
Series 2017-A, Class B, 4.500% 11/26/46 (a)	352,987	348,382
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
0.729% FRN 1/15/37	133,102	121,076
Commonbond Student Loan Trust

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	$20,370	$19,112
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	22,275	21,186
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	10,784	10,249
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	44,411	43,569
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B
2.500% 1/25/30 (a)	42,942	42,096
DRB Prime Student Loan Trust, Series 2017-B, Class CFX
3.610% 8/25/42 (a)	172,101	169,594
EdLinc Student Loan Funding, Series 2017-A, Class A, Prime Rate - 1.150%
2.100% 12/01/47 (a)	176,015	173,932
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	70,337	69,638
Higher Education Funding I, Series 2004-1, Class B1,
1.796% FRN 1/01/44 (a) (d)	950,000	852,430
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	256,646	250,165
Series 2018-B, Class BFX, 3.720% 5/26/43 (a)	191,151	188,322
Navient Private Education Refi Loan Trust, Series 2020-BA, Class B
2.770% 1/15/69 (a)	2,200,000	2,113,062
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%
2.207% FRN 12/26/40 (a)	26,066	26,052
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%
1.957% FRN 6/25/54 (a)	130,000	129,999
Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class B,
1.420% FRN 10/25/42 (d)	300,000	299,370
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
0.706% FRN 2/15/45	243,772	226,137
SLM Student Loan Trust
Series 2006-7, Class B, 3 mo. USD LIBOR + .200% 0.458% FRN 1/27/42	742,904	687,491
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 0.468% FRN 10/25/40	322,919	301,359
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 0.548% FRN 1/25/44	402,678	379,161
Series 2003-14, Class A6, 3 mo. USD LIBOR + .300% 0.558% FRN 7/25/25	37,159	37,103
Series 2005-9, Class B, 3 mo. USD LIBOR + .300% 0.558% FRN 1/25/41	308,025	287,782
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 0.568% FRN 1/25/55	120,316	114,122
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD LIBOR + .750% 1.147% FRN 11/15/35 (a)	307,706	307,497
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 1.497% FRN 9/15/34 (a)	105,921	106,399
SoFi Professional Loan Program LLC

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2016-D, Class A1, 1 mo. USD LIBOR + .950% 1.407% FRN 1/25/39 (a)	$13,395	$13,257
Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200% 1.657% FRN 6/25/33 (a)	25,473	25,485
		9,082,155
Whole Loan Collateral Collateralized Mortgage Obligations — 8.2%
Angel Oak Mortgage Trust
Series 2020-5, Class A2, 1.579% VRN 5/25/65 (a) (d)	146,470	143,632
Series 2020-5, Class A3, 2.041% VRN 5/25/65 (a) (d)	132,020	129,751
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	314,000	297,903
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
2.507% VRN 8/25/34 (d)	1,949	1,904
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (d)	124,641	124,035
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
1.137% FRN 8/25/49 (a)	407,255	406,356
Citigroup Mortgage Loan Trust
Series 2019-IMC1, Class A3, 3.030% VRN 7/25/49 (a) (d)	113,171	112,832
Series 2019-IMC1, Class M1, 3.170% VRN 7/25/49 (a) (d)	391,000	387,477
Credit Suisse Mortgage Capital Certificates, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	500,000	458,021
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (d)	659,726	627,856
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (d)	209,224	203,607
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	621,443	568,839
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
1.657% VRN 5/25/65 (a) (d)	81,958	81,263
Lakeview Trust, Series 2022-1, Class M3
4.585% 4/25/52 (a) (e)	1,600,000	1,600,000
MFRA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (d)	509,153	481,934
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (d)	142,660	143,354
NewRez Warehouse Securitization Trust, Series 2021-1, Class C, 1 mo. USD LIBOR + 1.050%
1.507% FRN 5/25/55 (a)	927,000	926,869
NLT Trust
Series 2021-INV2, Class A3, 1.520% VRN 8/25/56 (a) (d)	790,722	734,837
Series 2021-INV2, Class M1, 2.569% VRN 8/25/56 (a) (d)	700,000	615,204

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OBX Trust, Series 2020-INV1, Class A21,
3.500% VRN 12/25/49 (a) (d)	$179,817	$178,768
Onslow Bay Financial LLC
Series 2021-NQM3, Class A3, 1.362% VRN 7/25/61 (a) (d)	936,182	876,766
Series 2021-NQM1, Class M1, 2.219% VRN 2/25/66 (a) (d)	333,000	308,753
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 2.850%
3.307% FRN 2/25/23 (a)	250,000	248,922
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3,
3.000% VRN 10/25/31 (a) (d)	230,723	227,769
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (d)	875,303	837,182
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (d)	270,777	255,783
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (d)	532,984	528,037
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (d)	249,898	229,956
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (d)	512,707	508,482
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	265,000	254,696
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	548,000	527,986
		13,028,774

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $65,999,241)		64,057,285

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (f) — 1.3%
Pass-Through Securities — 0.0%
Federal National Mortgage Association Pool #775539 12 mo. USD LIBOR + 1.641% 1.891% 5/01/34	2,351	2,427
Government National Mortgage Association
Pool #371146 7.000% 9/15/23	2	2
Pool #352022 7.000% 11/15/23	184	189
Pool #491089 7.000% 12/15/28	847	889
Pool #500928 7.000% 5/15/29	493	535
Pool #499410 7.000% 7/15/29	184	200
Pool #510083 7.000% 7/15/29	57	62
Pool #493723 7.000% 8/15/29	369	402
Pool #581417 7.000% 7/15/32	712	768
Government National Mortgage Association II
Pool #008746 1 year CMT + 1.500% 1.750% FRN 11/20/25	261	261

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #080136 1 year CMT + 1.500% 1.750% FRN 11/20/27	$72	$73
		5,808
Whole Loans — 1.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, 30 Day SOFR + 1.500% 1.599% FRN 10/25/41 (a)	1,046,000	998,499
Series 2021-DNA2, Class M2, 30 Day SOFR + 2.300% 2.399% FRN 8/25/33 (a)	1,121,000	1,104,975
		2,103,474

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,172,333)		2,109,282

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bonds & Notes — 0.4%
U.S. Treasury Note
1.750% 12/31/24 (g)	700,000	686,402

TOTAL U.S. TREASURY OBLIGATIONS (Cost $711,922)		686,402

TOTAL BONDS & NOTES (Cost $152,707,442)		146,181,666

TOTAL PURCHASED OPTIONS (#) — 0.1% (Cost $147,532)		143,774

MUTUAL FUNDS — 0.2%
Diversified Financial Services — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio (h)	324,515	324,515

TOTAL MUTUAL FUNDS (Cost $324,515)		324,515

TOTAL LONG-TERM INVESTMENTS (Cost $153,179,489)		146,649,955

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Commercial Paper — 2.5%
Ingredion, Inc.
0.964% 4/08/22 (a)	$1,000,000	$999,875
Southern Co. Gas Capital Corp.
0.761% 4/04/22 (a)	3,000,000	2,999,804
		3,999,679
Repurchase Agreement — 2.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (i)	3,452,027	3,452,027

TOTAL SHORT-TERM INVESTMENTS (Cost $7,451,655)		7,451,706

TOTAL INVESTMENTS — 97.4% (Cost $160,631,144) (j)		154,101,661

Other Assets/(Liabilities) — 2.6%		4,100,403

NET ASSETS — 100.0%		$158,202,064

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $101,441,857 or 64.12% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $723,282 or 0.46% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $415,388 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at March 31, 2022.
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $1,600,000 or 1.01% of net assets.
(f)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $3,452,027. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $3,521,092.
(j)	See Note 3 for aggregate cost for federal tax purposes.

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

(#) Interest Rate Swaptions Purchased
			Paid by Fund		Received by Fund
Description	Counterparty	Expiration Date	Rate	Frequency	Rate	Frequency	Notional Amount		Value	Premium Paid (Received)	Unrealized Appreciation/ (Depreciation)
Put
10-Year Interest Rate Swap, 2/02/43	Credit Suisse International	1/31/33	3.11%##	Semi-Annually	3-Month USD LIBOR BBA	Quarterly	USD	3,080,000	$143,774	$147,532	$(3,758)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation/ (Depreciation)
Long
U.S. Treasury Long Bond	6/21/22	6	$928,516	$(28,141)
Short
U.S. Treasury Ultra 10 Year	6/21/22	19	$(2,654,532)	$80,626
U.S. Treasury Note 2 Year	6/30/22	55	(11,799,149)	143,446
U.S. Treasury Note 5 Year	6/30/22	384	(45,157,396)	1,117,396
				$1,341,468

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.047%	Semi-Annually	11/22/24	USD	27,500,000	$(1,065,972)	$—	$(1,065,972)
3-Month USD LIBOR BBA	Quarterly	Fixed 1.174%	Semi-Annually	1/04/25	USD	49,500,000	(1,862,545)	—	(1,862,545)
12-Month USD SOFR	Annually	Fixed 1.462%	Annually	2/09/25	USD	50,000,000	(1,191,743)	—	(1,191,743)
							$(4,120,260)	$—	$(4,120,260)
##	Exercise Rate.

Currency Legend

USD	U.S. Dollar

MML Small Cap Equity Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.9%

COMMON STOCK — 98.9%
Basic Materials — 2.8%
Chemicals — 0.8%
Amyris, Inc. (a) (b)	73,270	$319,457
NewMarket Corp.	2,313	750,291
		1,069,748
Mining — 2.0%
Compass Minerals International, Inc.	23,344	1,465,770
Kaiser Aluminum Corp.	13,156	1,238,769
		2,704,539
		3,774,287
Communications — 2.5%
Internet — 1.5%
Bumble, Inc. Class A (a)	17,698	512,888
Q2 Holdings, Inc. (a) (b)	25,763	1,588,289
		2,101,177
Telecommunications — 1.0%
EchoStar Corp. Class A (a)	53,215	1,295,253
		3,396,430
Consumer, Cyclical — 11.6%
Airlines — 0.5%
Spirit Airlines, Inc. (a) (b)	32,798	717,292
Auto Parts & Equipment — 2.9%
Allison Transmission Holdings, Inc.	22,392	879,110
Dorman Products, Inc. (a)	16,804	1,596,884
Visteon Corp. (a)	13,202	1,440,734
		3,916,728
Entertainment — 0.9%
Cedar Fair LP (a) (c)	23,879	1,308,569
Home Builders — 0.5%
Skyline Champion Corp. (a)	12,098	663,938
Lodging — 0.6%
Boyd Gaming Corp.	11,756	773,310

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 6.2%
AutoNation, Inc. (a)	23,786	$2,368,610
BJ's Wholesale Club Holdings, Inc. (a)	32,089	2,169,537
Denny's Corp. (a)	88,814	1,270,929
Suburban Propane Partners LP (c)	80,589	1,297,483
Texas Roadhouse, Inc.	15,477	1,295,889
		8,402,448
		15,782,285
Consumer, Non-cyclical — 22.9%
Biotechnology — 1.7%
Avid Bioservices, Inc. (a) (b)	57,442	1,170,094
Intra-Cellular Therapies, Inc. (a)	11,171	683,553
Twist Bioscience Corp. (a)	9,939	490,788
		2,344,435
Commercial Services — 5.6%
ASGN, Inc. (a)	20,508	2,393,488
Korn Ferry	35,645	2,314,786
Monro, Inc.	33,191	1,471,689
Paya Holdings, Inc. (a)	124,695	730,713
Payoneer Global, Inc. (a) (b)	157,517	702,526
		7,613,202
Food — 1.4%
The Simply Good Foods Co. (a)	50,311	1,909,302
Health Care – Products — 4.4%
AtriCure, Inc. (a)	24,834	1,630,849
BioLife Solutions, Inc. (a)	25,732	584,888
Inspire Medical Systems, Inc. (a)	9,716	2,494,000
Tandem Diabetes Care, Inc. (a)	10,889	1,266,282
		5,976,019
Health Care – Services — 7.1%
Acadia Healthcare Co., Inc. (a)	36,290	2,378,084
Addus HomeCare Corp. (a)	17,297	1,613,637
LHC Group, Inc. (a)	13,835	2,332,581
Tenet Healthcare Corp. (a)	37,647	3,236,136
		9,560,438
Household Products & Wares — 0.6%
ACCO Brands Corp.	97,682	781,456
Pharmaceuticals — 2.1%
BellRing Brands, Inc. (a) (b)	59,631	1,376,284
Collegium Pharmaceutical, Inc. (a)	32,949	670,842
Heska Corp. (a)	5,966	824,978
		2,872,104
		31,056,956

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 4.4%
Oil & Gas — 3.0%
Chesapeake Energy Corp. (b)	20,144	$1,752,528
CNX Resources Corp. (a)	59,334	1,229,400
Helmerich & Payne, Inc.	25,852	1,105,949
		4,087,877
Oil & Gas Services — 0.8%
Nov, Inc.	54,438	1,067,529
Pipelines — 0.6%
Equitrans Midstream Corp.	91,630	773,357
		5,928,763
Financial — 20.6%
Banks — 6.8%
The Bank of NT Butterfield & Son Ltd.	23,713	850,822
BankUnited, Inc.	39,800	1,749,608
Cathay General Bancorp	33,318	1,490,981
Columbia Banking System, Inc.	19,084	615,841
FB Financial Corp.	18,142	805,868
Heritage Financial Corp.	34,698	869,532
Silvergate Capital Corp. Class A (a)	6,713	1,010,776
Webster Financial Corp.	33,026	1,853,419
		9,246,847
Diversified Financial Services — 3.9%
Federated Hermes, Inc.	38,874	1,324,049
Focus Financial Partners, Inc. Class A (a)	31,627	1,446,619
Stifel Financial Corp.	36,548	2,481,609
		5,252,277
Insurance — 1.0%
Definity Financial Corp.	55,027	1,405,441
Real Estate Investment Trusts (REITS) — 4.9%
DiamondRock Hospitality Co. (a)	166,155	1,678,166
Four Corners Property Trust, Inc.	69,398	1,876,522
National Storage Affiliates Trust	38,621	2,423,854
Sabra Health Care REIT, Inc.	44,251	658,897
		6,637,439
Savings & Loans — 4.0%
Berkshire Hills Bancorp, Inc.	33,534	971,480
OceanFirst Financial Corp.	42,528	854,813
Pacific Premier Bancorp, Inc.	41,430	1,464,550
WSFS Financial Corp.	44,326	2,066,478
		5,357,321
		27,899,325

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 15.9%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	11,019	$1,654,613
Building Materials — 2.2%
Masonite International Corp. (a)	13,692	1,217,766
Summit Materials, Inc. Class A (a)	56,544	1,756,257
		2,974,023
Electronics — 1.5%
Atkore, Inc. (a)	20,583	2,026,190
Engineering & Construction — 1.7%
Primoris Services Corp.	29,083	692,757
TopBuild Corp. (a)	8,752	1,587,525
		2,280,282
Environmental Controls — 1.9%
Evoqua Water Technologies Corp. (a)	54,047	2,539,128
Hand & Machine Tools — 1.0%
Regal Rexnord Corp.	9,493	1,412,369
Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	15,295	823,789
Machinery – Diversified — 1.4%
Zurn Water Solutions Corp.	52,890	1,872,306
Metal Fabricate & Hardware — 0.9%
Valmont Industries, Inc.	4,875	1,163,175
Miscellaneous - Manufacturing — 1.1%
EnPro Industries, Inc.	15,477	1,512,567
Packaging & Containers — 0.8%
Silgan Holdings, Inc.	25,113	1,160,974
Transportation — 1.6%
CryoPort, Inc. (a)	31,926	1,114,537
Hub Group, Inc. Class A (a)	13,572	1,047,894
		2,162,431
		21,581,847
Technology — 14.4%
Computers — 3.3%
CACI International, Inc. Class A (a)	6,983	2,103,698
KBR, Inc.	42,857	2,345,564
		4,449,262
Semiconductors — 5.3%
Allegro MicroSystems, Inc. (a)	34,732	986,389
Ambarella, Inc. (a)	8,438	885,315
Azenta, Inc.	26,271	2,177,340
MKS Instruments, Inc.	10,001	1,500,150

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Semtech Corp. (a)	23,687	$1,642,457
		7,191,651
Software — 5.8%
Bottomline Technologies de, Inc. (a)	23,435	1,328,296
Consensus Cloud Solutions, Inc. (a)	13,246	796,482
Envestnet, Inc. (a)	11,526	857,995
Olo, Inc. Class A (a)	26,082	345,587
Paycor HCM, Inc. (a)	59,397	1,729,047
Sprout Social, Inc. Class A (a)	5,929	475,031
Ziff Davis, Inc. (a)	24,967	2,416,306
		7,948,744
		19,589,657
Utilities — 3.8%
Electric — 1.5%
Avista Corp.	44,841	2,024,571
Gas — 2.3%
National Fuel Gas Co.	25,684	1,764,491
Northwest Natural Holding Co.	25,444	1,315,964
		3,080,455
		5,105,026

TOTAL COMMON STOCK (Cost $89,606,916)		134,114,576

TOTAL EQUITIES (Cost $89,606,916)		134,114,576

MUTUAL FUNDS — 1.4%
Diversified Financial Services — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	1,907,242	1,907,242

TOTAL MUTUAL FUNDS (Cost $1,907,242)		1,907,242

TOTAL LONG-TERM INVESTMENTS (Cost $91,514,158)		136,021,818

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (e)	$3,461,298	3,461,298

TOTAL SHORT-TERM INVESTMENTS (Cost $3,461,298)		3,461,298

MML Small Cap Equity Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 102.8% (Cost $94,975,456) (f)		$139,483,116

Other Assets/(Liabilities) — (2.8)%		(3,811,188)

NET ASSETS — 100.0%		$135,671,928

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $4,607,885 or 3.40% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $2,803,063 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $3,461,298. Collateralized by U.S. Government Agency obligations with a rate of 0.500%, maturity date of 4/15/24, and an aggregate market value, including accrued interest, of $3,530,616.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MML Special Situations Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.0%

COMMON STOCK — 100.0%
Basic Materials — 6.5%
Chemicals — 6.5%
Dow, Inc.	32,337	$2,060,514
Communications — 24.3%
Internet — 23.9%
Airbnb, Inc. Class A (a)	15,134	2,599,416
Bumble, Inc. Class A (a)	3,137	90,910
Chewy, Inc. Class A (a) (b)	3,834	156,351
DoorDash, Inc., Class A (a)	7,079	829,588
Lyft, Inc. Class A (a)	12,905	495,552
Marqeta, Inc. Class A (a)	10,078	111,261
Pinterest, Inc. Class A (a)	24,606	605,554
Robinhood Markets, Inc. (a) (b)	2,530	34,180
Uber Technologies, Inc. (a)	71,264	2,542,699
Vimeo, Inc. (a)	6,757	80,273
		7,545,784
Media — 0.4%
Altice USA, Inc. Class A (a)	9,790	122,179
		7,667,963
Consumer, Cyclical — 6.3%
Apparel — 0.2%
Kontoor Brands, Inc.	2,062	85,264
Auto Manufacturers — 1.1%
Rivian Automotive, Inc. Class A (a)	6,774	340,326
Distribution & Wholesale — 1.2%
IAA, Inc. (a)	5,845	223,571
Resideo Technologies, Inc. (a)	6,259	149,152
		372,723
Entertainment — 1.8%
Madison Square Garden Entertainment Corp. (a)	1,102	91,807
Penn National Gaming, Inc. (a)	7,270	308,393
Warner Music Group Corp. Class A	4,769	180,507
		580,707
Lodging — 1.1%
Wyndham Hotels & Resorts, Inc.	4,073	344,942

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 0.9%
Olaplex Holdings, Inc. (a)	3,090	$48,297
Petco Health & Wellness Co., Inc. (a)	3,534	69,160
Victoria's Secret & Co. (a)	3,141	161,322
		278,779
		2,002,741
Consumer, Non-cyclical — 17.6%
Biotechnology — 8.3%
Corteva, Inc.	31,864	1,831,543
Maravai LifeSciences Holdings, Inc. Class A (a)	4,728	166,756
Royalty Pharma PLC Class A	15,601	607,815
		2,606,114
Commercial Services — 2.3%
Affirm Holdings, Inc. (a) (b)	6,403	296,331
Driven Brands Holdings, Inc. (a)	2,394	62,914
GXO Logistics, Inc. (a)	4,315	307,832
Toast, Inc., Class A (a)	3,196	69,449
		736,526
Health Care – Products — 3.1%
Avantor, Inc. (a)	26,650	901,303
Ortho Clinical Diagnostics Holdings PLC Class H (a)	4,929	91,975
		993,278
Health Care – Services — 0.5%
agilon health, Inc. (a)	2,048	51,917
Sotera Health Co. (a)	4,292	92,965
		144,882
Household Products & Wares — 0.2%
Reynolds Consumer Products, Inc.	2,364	69,360
Pharmaceuticals — 3.2%
Covetrus, Inc. (a)	4,479	75,202
Elanco Animal Health, Inc. (a)	20,663	539,098
Organon & Co.	11,075	386,850
		1,001,150
		5,551,310
Energy — 2.3%
Energy – Alternate Sources — 0.4%
Array Technologies, Inc. (a)	5,173	58,300
Shoals Technologies Group, Inc. Class A (a)	4,516	76,953
		135,253
Oil & Gas — 0.7%
DTE Midstream LLC (a)	4,193	227,512

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 0.7%
ChampionX Corp. (a)	8,759	$214,420
Pipelines — 0.5%
Equitrans Midstream Corp.	17,623	148,738
		725,923
Financial — 8.7%
Diversified Financial Services — 1.6%
Rocket Cos., Inc. Class A	5,858	65,141
TPG, Inc. (a)	1,466	44,185
Tradeweb Markets, Inc. Class A	4,590	403,323
		512,649
Insurance — 2.5%
Brighthouse Financial, Inc. (a)	3,460	178,744
Equitable Holdings, Inc.	16,475	509,242
Ryan Specialty Group Holdings, Inc. Class A (a)	2,525	97,945
		785,931
Real Estate — 0.4%
Newmark Group, Inc. Class A	7,127	113,462
Real Estate Investment Trusts (REITS) — 4.2%
Apartment Income REIT Corp.	6,860	366,736
JBG SMITH Properties	4,948	144,581
Orion Office REIT, Inc.	2,348	32,872
VICI Properties, Inc.	27,486	782,251
		1,326,440
		2,738,482
Industrial — 12.5%
Building Materials — 5.9%
The AZEK Co., Inc (a)	4,833	120,052
Carrier Global Corp.	37,863	1,736,776
		1,856,828
Electronics — 1.4%
nVent Electric PLC	7,292	253,616
Vontier Corp.	7,328	186,058
		439,674
Engineering & Construction — 0.7%
Arcosa, Inc.	2,095	119,939
frontdoor, Inc. (a)	3,671	109,579
		229,518
Machinery – Diversified — 4.5%
Otis Worldwide Corp.	18,571	1,429,038
		3,955,058

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 19.3%
Computers — 0.3%
Kyndryl Holdings, Inc. (a)	7,765	$101,877
Semiconductors — 0.5%
GLOBALFOUNDRIES, Inc. (a)	2,318	144,689
Software — 18.5%
AppLovin Corp. (a) (b)	1,178	64,872
Avaya Holdings Corp. (a)	3,650	46,246
C3.ai, Inc. (a) (b)	3,053	69,303
Concentrix Corp.	1,877	312,633
Consensus Cloud Solutions, Inc. (a)	696	41,851
Doximity, Inc. Class A (a)	2,111	109,962
Dropbox, Inc. Class A (a)	12,320	286,440
Freshworks, Inc. (a)	1,494	26,772
HashiCorp, Inc. Class A (a) (b)	663	35,802
Playtika Holding Corp. (a)	4,439	85,806
PowerSchool Holdings, Inc., Class A (a)	1,780	29,388
Qualtrics International Inc (a)	4,098	116,998
ROBLOX Corp. Class A (a)	1,829	84,573
SentinelOne Inc. Class A (a)	1,807	70,003
Snowflake, Inc. Class A (a)	10,130	2,321,087
UiPath, Inc. Class A (a)	11,212	242,067
Zoom Video Communications, Inc. Class A (a)	9,472	1,110,403
ZoomInfo Technologies, Inc. (a)	13,214	789,404
		5,843,610
		6,090,176
Utilities — 2.5%
Electric — 2.5%
Constellation Energy Corp.	14,248	801,450

TOTAL COMMON STOCK (Cost $35,832,938)		31,593,617

TOTAL EQUITIES (Cost $35,832,938)		31,593,617

MUTUAL FUNDS — 1.9%
Diversified Financial Services — 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio (c)	589,417	589,417

TOTAL MUTUAL FUNDS (Cost $589,417)		589,417

TOTAL LONG-TERM INVESTMENTS (Cost $36,422,355)		32,183,034

MML Special Situations Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL INVESTMENTS — 101.9% (Cost $36,422,355) (d)		$32,183,034

Other Assets/(Liabilities) — (1.9)%		(584,652)

NET ASSETS — 100.0%		$31,598,382

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $642,488 or 2.03% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $68,249 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Represents investment of security lending cash collateral. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

MML Strategic Emerging Markets Fund — Portfolio of Investments

March 31, 2022 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 94.6%
Bermuda — 0.1%
Credicorp Ltd.	398	$68,404
Brazil — 4.3%
Ambev SA	171,912	556,063
Americanas SA (a) (b) (c)	2,127	14,586
Americanas SA	90,406	619,980
Lojas Renner SA	66,936	386,625
Vale SA ADR Sponsored ADR	48,646	972,434
		2,549,688
Cayman Islands — 20.1%
Alibaba Group Holding Ltd. (c)	53,200	728,163
BeiGene Ltd. ADR (c)	3,637	685,938
Brii Biosciences Ltd. (c)	80,000	112,533
Grab Holdings, Ltd. (Acquired 6/18/19, Cost $1,512,249) (b) (c) (d)	319,800	1,119,300
Huazhu Group Ltd.	1,100	3,692
Huazhu Group Ltd. ADR	45,074	1,486,991
JD.com, Inc. Class A (c)	1,845	54,036
Keymed Biosciences, Inc. (b) (c) (e)	11,000	28,734
Keymed Biosciences, Inc. (c) (e)	6,806	18,714
Meituan Class B Class B (c) (e)	29,700	585,257
NetEase, Inc. ADR	20,571	1,845,013
New Horizon Health Ltd. (c) (e)	18,500	53,414
NU Holdings Ltd/Cayman Islands Class A (c)	37,803	291,839
OneConnect Financial Technology Co. Ltd. (c)	718	1,012
Pagseguro Digital Ltd. Class A (c)	20,813	417,301
Tencent Holdings Ltd.	41,009	1,934,616
Wuxi Biologics Cayman, Inc. (c) (e)	117,000	949,130
Zai Lab Ltd. ADR (c)	11,787	518,392
ZTO Express Cayman, Inc.	3,837	96,508
ZTO Express Cayman, Inc. ADR	39,668	991,700
		11,922,283
China — 0.1%
MicroTech Medical Hangzhou Co. Ltd. (c) (e)	20,200	29,251
Remegen Co. Ltd. Class H (c) (e)	2,250	13,261
		42,512
Cyprus — 0.0%
TCS Group Holding PLC (a) (b)	4,183	—
Egypt — 0.4%
Commercial International Bank Egypt SAE (c)	94,153	237,906

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
France — 4.2%
Kering SA	951	$600,745
L'Oreal SA	75	30,020
LVMH Moet Hennessy Louis Vuitton SE	110	78,328
Pernod Ricard SA	8,007	1,756,111
		2,465,204
Hong Kong — 5.1%
AIA Group Ltd.	277,600	2,906,314
Hong Kong Exchanges & Clearing Ltd.	3,000	141,381
		3,047,695
India — 19.7%
HDFC Bank Ltd.	8,978	173,242
HDFC Life Insurance Co. Ltd. (e)	15,624	110,266
Housing Development Finance Corp. Ltd.	111,543	3,484,804
Infosys Ltd.	56,106	1,404,060
Kotak Mahindra Bank Ltd.	113,446	2,607,466
Macrotech Developers Ltd. (c)	5,481	80,641
Oberoi Realty Ltd. (c)	29,404	362,774
Tata Consultancy Services Ltd.	50,552	2,488,062
Zee Entertainment Enterprises Ltd.	261,439	988,030
		11,699,345
Indonesia — 0.9%
Bank Central Asia Tbk PT	1,002,100	555,203
Italy — 1.4%
Moncler SpA	1,654	92,111
PRADA SpA	117,800	744,621
		836,732
Luxembourg — 0.3%
InPost SA (c)	26,644	167,472
Mexico — 9.6%
America Movil SAB de CV Sponsored ADR	25,082	530,484
Fomento Economico Mexicano SAB de CV	139,063	1,154,594
Grupo Mexico SAB de CV Series B	462,096	2,758,869
Wal-Mart de Mexico SAB de CV	309,296	1,267,507
		5,711,454
Netherlands — 0.0%
Yandex N.V. (a) (b) (c)	34,725	—
Philippines — 2.5%
Ayala Land, Inc.	638,200	431,391
SM Investments Corp.	42,835	750,491
SM Prime Holdings, Inc.	373,812	272,807
		1,454,689
Republic of Korea — 6.7%
LG Chem Ltd.	1,833	794,707
NAVER Corp.	1,552	433,975

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Samsung Biologics Co. Ltd. (c) (e)	1,654	$1,124,655
Samsung Electronics Co. Ltd.	28,259	1,614,370
		3,967,707
Russia — 0.0%
Novatek PJSC (a) (b)	12,096	—
Polyus PJSC (a) (b) (c)	1,977	—
Polyus PJSC GDR (a) (b) (e)	1,904	—
Polyus PJSC GDR (a) (b)	40	—
Sberbank of Russia PJSC (a) (b)	7,525	—
		—
South Africa — 1.0%
FirstRand Ltd. (f)	115,061	607,567
Switzerland — 3.2%
Cie Financiere Richemont SA Registered	14,880	1,887,506
Taiwan — 11.0%
MediaTek, Inc.	25,000	779,472
Taiwan Semiconductor Manufacturing Co. Ltd.	278,000	5,747,493
		6,526,965
Turkey — 0.1%
Akbank TAS	121,726	60,200
United Kingdom — 0.5%
Prudential PLC	19,250	276,890
United States — 3.4%
Yum China Holdings, Inc.	49,104	2,039,780

TOTAL COMMON STOCK (Cost $59,995,807)		56,125,202

PREFERRED STOCK — 1.3%
Brazil — 1.3%
Banco Bradesco SA 3.340%
	164,338	766,972

TOTAL PREFERRED STOCK (Cost $651,484)		766,972

TOTAL EQUITIES (Cost $60,647,291)		56,892,174

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (c)	22,580	17,838

TOTAL WARRANTS (Cost $0)		17,838

RIGHTS — 0.0%
Republic of Korea — 0.0%
Samsung Biologics Co. Ltd. (b) (c)	99	16,254

MML Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL RIGHTS (Cost $0)		$16,254

TOTAL LONG-TERM INVESTMENTS (Cost $60,647,291)		56,926,266

	Principal Amount
SHORT-TERM INVESTMENTS — 3.9%

Repurchase Agreement — 3.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 3/31/22, 0.000%, due 4/01/22 (g)	$2,303,771	$2,303,771

TOTAL SHORT-TERM INVESTMENTS (Cost $2,303,771)		2,303,771

TOTAL INVESTMENTS — 99.8% (Cost $62,951,062) (h)		59,230,037

Other Assets/(Liabilities) — 0.2%		121,586

NET ASSETS — 100.0%		$59,351,623

Abbreviation Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Investment was valued using significant unobservable inputs.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At March 31, 2022, these securities amounted to a value of $1,178,874 or 1.99% of net assets.
(c)	Non-income producing security.
(d)	Restricted security. Certain securities are restricted as to resale. At March 31, 2022, these securities amounted to a value of $1,119,300 or 1.89% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At March 31, 2022, the aggregate market value of these securities amounted to $2,912,682 or 4.91% of net assets.
(f)	Denotes all or a portion of security on loan. The total value of securities on loan as of March 31, 2022, was $483,001 or 0.81% of net assets. Total securities on loan may be less than the amounts identified in the Portfolio of Investments. The Fund received $519,871 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(g)	Maturity value of $2,303,771. Collateralized by U.S. Government Agency obligations with a rate of 0.375%, maturity date of 9/15/24, and an aggregate market value, including accrued interest, of $2,349,866.
(h)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of 15 series, including the following 14 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MML Blend Fund (“Blend Fund”)

MML Dynamic Bond Fund (“Dynamic Bond Fund”)

MML Equity Fund (“Equity Fund”)

MML Equity Momentum Fund (“Equity Momentum Fund”)

MML Equity Rotation Fund (“Equity Rotation Fund”)

MML High Yield Fund (“High Yield Fund”)

MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MML iShares® 60/40 Allocation Fund (“iShares 60/40 Allocation Fund”)

MML iShares® 80/20 Allocation Fund (“iShares 80/20 Allocation Fund”)

MML Managed Bond Fund (“Managed Bond Fund”)

MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MML Small Cap Equity Fund (“Small Cap Equity Fund”)

MML Special Situations Fund (“Special Situations Fund”)

MML Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.

The Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Fund’s subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”).

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Board of Trustees ("Trustees"), and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds' Valuation Committee1 in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. The Funds' Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds' Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds' fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The voting members of the Valuation Committee consist of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO, Secretary, and Assistant Secretaries) of the Trust, as well as such other members as the Trustees may from time to time designate. The non-voting members of the Valuation Committee consist of the CCO, Secretary, and Assistant Secretaries. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs, as described below, the fair valuation approaches used by third party service providers and/or the Funds’ subadvisers utilize one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Blend Fund, Equity Momentum Fund, iShares 60/40 Allocation Fund, iShares 80/20 Allocation Fund, Small Cap Equity Fund, and Special Situations Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of March 31, 2022. For each Fund noted in the preceding sentence the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of March 31, 2022, for the remaining Funds' investments:

Dynamic Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans (Less Unfunded Loan Commitments)	$—	$13,213,514	$—	$13,213,514
Corporate Debt	—	69,302,911	—	69,302,911
Municipal Obligations	—	281,741	—	281,741
Non-U.S. Government Agency Obligations	—	74,190,964	—	74,190,964
Sovereign Debt Obligations	—	4,456,619	—	4,456,619
U.S. Government Agency Obligations and Instrumentalities	—	34,242,783	—	34,242,783
U.S. Treasury Obligations	—	62,147,555	—	62,147,555
Mutual Funds	5,687,585	2,264,805	—	7,952,390
Short-Term Investments	—	16,054,280	—	16,054,280
Unfunded Loan Commitments**	—	(671)	—	(671)
Total Investments	$5,687,585	$276,154,501	$—	$281,842,086

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Fund

Asset Investments	Level 1	Level 2		Level 3	Total
Common Stock	$877,402,671	$6,585,764	*	$—	$883,988,434
Preferred Stock	348,729	—		—	348,729
Mutual Funds	12,864,975	—		—	12,864,975
Short-Term Investments	4,757,085	5,364,477		—	10,121,563
Total Investments	$895,373,460	$11,950,241		$—	$907,323,701

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity Rotation Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$49,296,479	$—	$9,829	$49,306,308
Mutual Funds	26,398	—	—	26,398
Total Investments	$49,322,877	$—	$9,829	$49,332,706

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$511,979	$—	$—	+	$511,979
Bank Loans	—	2,088,184	—		2,088,184
Corporate Debt	—	64,152,052	—		64,152,052
Mutual Funds	4,829,550	—	—		4,829,550
Short-Term Investments	—	3,819,989	—		3,819,989
Total Investments	$5,341,529	$70,060,225	$—		$75,401,754

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$147,978,118	$—	$147,978,118
U.S. Government Agency Obligations and Instrumentalities	—	31,088,339	—	31,088,339
U.S. Treasury Obligations	—	75,118,870	—	75,118,870
Purchased Options	—	1,890,498	—	1,890,498
Mutual Funds	2,716,698	—	—	2,716,698
Short-Term Investments	—	14,825,913	—	14,825,913
Total Investments	$2,716,698	$270,901,738	$—	$273,618,436
Asset Derivatives
Futures Contracts	128,089	—	—	128,089
Swap Agreements	—	736,510	—	736,510
Total	$128,089	$736,510	$—	$864,599
Liability Derivatives
Futures Contracts	(157,256)	—	—	(157,256)
Swap Agreements	—	(2,936,369)	—	(2,936,369)
Total	$(157,256)	$(2,936,369)	$—	$(3,093,625)

Notes to Portfolio of Investments (Unaudited) (Continued)

Managed Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$338,588,717	$—	$338,588,717
Non-U.S. Government Agency Obligations	—	244,803,205	—	244,803,205
Sovereign Debt Obligations	—	9,281,122	—	9,281,122
U.S. Government Agency Obligations and Instrumentalities	—	216,429,158	—	216,429,158
U.S. Treasury Obligations	—	100,701,838	—	100,701,838
Purchased Options	—	3,116,111	—	3,116,111
Mutual Funds	2,279,145	—	—	2,279,145
Short-Term Investments	—	164,787,875	—	164,787,875
Total Investments	$2,279,145	$1,077,708,026	$—	$1,079,987,171
Asset Derivatives
Futures Contracts	$310,650	$—	$—	$310,650
Liability Derivatives
Futures Contracts	$(3,021,226)	$—	$—	$(3,021,226)

Notes to Portfolio of Investments (Unaudited) (Continued)

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$79,328,697	$—	$79,328,697
Non-U.S. Government Agency Obligations	—	64,057,285	—	64,057,285
U.S. Government Agency Obligations and Instrumentalities	—	2,109,282	—	2,109,282
U.S. Treasury Obligations	—	686,402	—	686,402
Purchased Options	—	143,774	—	143,774
Mutual Funds	324,515	—	—	324,515
Short-Term Investments	—	7,451,706	—	7,451,706
Total Investments	$324,515	$153,777,146	$—	$154,101,661
Asset Derivatives
Futures Contracts	1,341,468	—	—	1,341,468
Liability Derivatives
Futures Contracts	(28,141)	—	—	(28,141)
Swap Agreements	—	(4,120,260)	—	(4,120,260)
Total	$(28,141)	$(4,120,260)	$—	$(4,148,401)

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock*
Bermuda	$68,404	$—	$—		$68,404
Brazil	2,535,102	—	14,586		2,549,688
Cayman Islands	6,238,186	5,684,097	—		11,922,283
China	—	42,512	—		42,512
Cyprus	—	—	-—		—
Egypt	—	237,906	—		237,906
France	—	2,465,204	—		2,465,204
Hong Kong	—	3,047,695	—		3,047,695
India	—	11,699,345	—		11,699,345
Indonesia	—	555,203	—		555,203
Italy	—	836,732	—		836,732
Luxembourg	—	167,472	—		167,472
Mexico	5,711,454	—	—		5,711,454
Netherlands	—	—	—		—
Philippines	—	1,454,689	—		1,454,689
Republic of Korea	—	3,967,707	—		3,967,707
Russia	—	—	—	+	—
South Africa	—	607,567	—		607,567
Switzerland	—	1,887,506	—		1,887,506
Taiwan	—	6,526,965	—		6,526,965
Turkey	—	60,200	—		60,200
United Kingdom	—	276,890	—		276,890
United States	2,039,780	—	—		2,039,780
Preferred Stock
Brazil	766,972	—	—		766,972
Warrants	17,838	—	—		17,838
Rights	—	16,254	—		16,254
Short-Term Investments	—	2,303,771	—		2,303,771
Total Investments	$17,377,736	$41,837,715	$14,586		$59,230,037

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.
**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.
+	Represents a security at $0 value as of March 31, 2022.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At March 31, 2022, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds, except for the Blend Fund, iShares 60/40 Allocation Fund, and iShares 80/20 Allocation Fund, may also invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At March 31, 2022, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Blend Fund	$743,979,226	$90,733,702	$(27,656,502)	$63,077,200
Dynamic Bond Fund	299,412,793	1,730,219	(19,300,926)	(17,570,707)
Equity Fund	704,081,704	209,294,708	(6,052,711)	203,241,997
Equity Momentum Fund	44,511,773	2,083,104	(553,170)	1,529,934
Equity Rotation Fund	49,451,673	2,615,005	(2,733,972)	(118,967)
High Yield Fund	77,053,031	1,482,506	(3,133,783)	(1,651,277)
Inflation-Protected and Income Fund	277,375,596	1,837,036	(5,594,196)	(3,757,160)
iShares 60/40 Allocation Fund	27,442,165	41,872	(387,624)	(345,752)
iShares 80/20 Allocation Fund	30,389,737	105,813	(342,885)	(237,072)
Managed Bond Fund	1,117,948,232	6,542,880	(44,503,941)	(37,961,061)
Short-Duration Bond Fund	160,631,144	1,049,494	(7,578,977)	(6,529,483)
Small Cap Equity Fund	94,975,456	49,922,529	(5,414,869)	44,507,660
Special Situations Fund	36,422,355	3,997,353	(8,236,674)	(4,239,321)
Strategic Emerging Markets Fund	62,951,062	8,275,264	(11,996,289)	(3,721,025)

4. New Accounting Pronouncements

In January 2021, FASB issued Accounting Standards Update 2021-01 — Reference Rate Reform (Topic 848) — Scope (“ASU 2021-01”) as an update to Accounting Standards Update 2020-04 — Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”) in order to make certain clarifications. ASU 2020-04 and ASU 2021-01 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not believe the impact of adopting ASU 2020-04 and ASU 2021-01 will have a material impact on the financial statements.

Notes to Portfolio of Investments (Unaudited) (Continued)

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and will likely continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects, such as declines in global financial markets and a substantial economic downturn or recession throughout the world. Such factors may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States and/or other countries. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. Such sanctions may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.